UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07454

Pacific Capital Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Rd. Columbus OH	43219
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: 7/31

Date of reporting period: 1/31/07

Item 1.	Reports to Stockholders.

PACIFIC CAPITAL
FUNDS

Semi-Annual Report

As of January 31, 2007

Pacific Capital Family of Funds

			Performance for the period ended 1/31/07
			Aggregate Returns (%)				Average Annual Total Returns (%)
Fund Name	Class of Shares (Max. Sales Charge %)	Inception Date	Six Months		One Year		Five Year		Ten Year		Since Inception
			NAV*	Load**	NAV*	Load**	NAV*	Load**	NAV*	Load**	NAV*	Load**
New Asia Growth Fund	Class A (5.25)	02/15/95	21.73	15.36	23.77	17.29	16.81	15.57	6.71	6.13	8.21	7.72
	Class B2 (5.00)	03/02/98	21.29	16.29	22.87	18.87	16.08	15.97	6.12	6.12	7.71	7.71
	Class C2 (1.00)	04/30/04	21.31	20.31	22.91	21.91	16.10	16.10	6.06	6.06	7.66	7.66
	Class Y	02/15/95	21.91	21.91	24.14	24.14	17.16	17.16	6.96	6.96	8.47	8.47
International Stock Fund	Class A3 (5.25)	12/08/98	14.62	8.59	16.44	10.36	12.52	11.33	—	—	6.06	5.37
	Class B3 (5.00)	12/20/98	14.19	9.19	15.56	11.56	11.81	11.68	—	—	5.35	5.35
	Class C3 (1.00)	04/30/04	14.00	13.00	15.48	14.48	11.78	11.78	—	—	5.33	5.33
	Class Y	12/02/98	14.62	14.62	16.67	16.67	12.91	12.91	—	—	6.37	6.37
Small Cap Fund	Class A3 (5.25)	12/08/98	14.68	8.66	11.16	5.32	17.56	16.30	—	—	17.05	16.28
	Class B3 (5.00)	12/20/98	14.27	9.27	10.36	6.36	16.67	16.57	—	—	16.17	16.17
	Class C3 (1.00)	04/30/04	14.27	13.27	10.35	9.35	16.68	16.68	—	—	16.17	16.17
	Class Y	12/03/98	14.81	14.81	11.46	11.46	17.86	17.86	—	—	17.31	17.31
Mid-Cap Fund	Class A (5.25)	12/30/03	13.16	7.19	7.10	1.45	—	—	—	—	13.40	11.45
	Class C4 (1.00)	04/30/04	12.71	11.74	6.29	5.37	—	—	—	—	12.69	12.69
	Class Y	12/30/03	13.34	13.34	7.38	7.38	—	—	—	—	13.69	13.69
Growth Stock Fund[1]	Class A (5.25)	10/14/94	13.72	7.70	5.44	-0.08	0.26	-0.81	4.89	4.32	9.60	9.39
	Class B2 (5.00)	03/02/98	13.33	8.33	4.63	0.63	-0.51	-0.71	4.28	4.28	9.38	9.38
	Class C2 (1.00)	04/30/04	13.32	12.32	4.75	3.75	-0.48	-0.48	4.23	4.23	9.36	9.36
	Class Y	10/14/94	13.90	13.90	5.72	5.72	0.50	0.50	5.16	5.16	9.72	9.72
Growth & Income Fund[1]	Class A (5.25)	10/14/94	12.58	6.65	8.91	3.22	3.66	2.55	5.75	5.18	8.64	8.43
	Class B2 (5.00)	03/02/98	12.20	7.20	8.13	4.13	2.88	2.70	5.10	5.10	8.41	8.41
	Class C2 (1.00)	04/30/04	12.13	11.13	8.06	7.06	2.88	2.88	5.03	5.03	8.39	8.39
	Class Y	10/14/94	12.75	12.75	9.24	9.24	3.90	3.90	6.00	6.00	8.90	8.90
Value Fund	Class A5 (5.25)	12/08/98	13.08	7.17	18.36	12.13	8.05	6.89	—	—	5.47	4.78
	Class B5 (5.00)	12/13/98	12.56	7.58	17.47	13.47	7.21	7.06	—	—	4.69	4.69
	Class C5 (1.00)	04/30/04	12.52	11.52	17.42	16.42	7.23	7.23	—	—	4.69	4.69
	Class Y	12/03/98	13.17	13.17	18.59	18.59	8.29	8.29	—	—	5.73	5.73
High Grade Core Fixed Income Fund[1]	Class A (4.00)	10/14/94	3.25	-0.87	3.33	-0.80	4.31	3.45	5.42	4.99	4.40	4.26
	Class B2 (5.00)	03/02/98	2.77	-2.23	2.47	-1.48	3.52	3.35	4.81	4.81	4.20	4.20
	Class C2 (1.00)	04/30/04	2.77	1.77	2.47	1.48	3.52	3.52	4.74	4.74	4.17	4.17
	Class Y	10/14/94	3.36	3.36	3.47	3.47	4.54	4.54	5.65	5.65	4.67	4.67
Tax-Free Securities Fund[1]	Class A (4.00)	10/14/94	2.48	-1.61	2.76	-1.36	3.89	3.05	4.62	4.19	3.38	3.24
	Class B2 (5.00)	03/02/98	2.09	-2.91	2.00	-1.95	3.11	2.94	4.03	4.03	3.18	3.18
	Class C2 (1.00)	04/30/04	2.09	1.09	2.00	1.01	3.11	3.11	3.97	3.97	3.16	3.16
	Class Y	10/14/94	2.59	2.59	3.01	3.01	4.14	4.14	4.90	4.90	3.65	3.65
High Grade Short Intermediate Fixed Income Fund	Class A (2.25)	12/13/93	2.74	0.42	4.12	1.79	2.92	2.44	4.42	4.18	4.16	3.98
	Class C4 (1.00)	04/30/04	2.35	1.35	3.35	2.35	2.47	2.47	4.19	4.19	3.99	3.99
	Class Y6	10/14/94	2.86	2.86	4.37	4.37	3.17	3.17	4.69	4.69	4.41	4.41
Tax-Free Short Intermediate Securities Fund[1]	Class A (2.25)	10/14/94	1.56	-0.72	2.06	-0.20	2.25	1.78	3.17	2.94	3.81	3.69
	Class C4 (1.00)	04/30/04	1.07	0.07	1.29	0.29	1.82	1.82	2.95	2.95	3.69	3.69
	Class Y	10/14/94	1.58	1.58	2.30	2.30	2.50	2.50	3.43	3.43	4.09	4.09
U.S. Government Short Fixed Income Fund	Class A7 (2.25)	08/01/00	2.50	0.20	4.50	2.15	2.20	1.73	—	—	3.25	2.90
	Class B7 (5.00)	08/01/00	2.11	-2.89	3.72	-0.28	1.44	1.25	—	—	2.51	2.51
	Class C7 (1.00)	04/30/04	2.11	1.11	3.72	2.72	1.44	1.44	—	—	2.51	2.51
	Class Y	06/01/00	2.63	2.63	4.66	4.66	2.43	2.43	—	—	3.51	3.51

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

Investment Risk Considerations for the New Asia Growth, International Stock, Small Cap, Mid-Cap, Value, Tax-Free Securities and Tax-Free Short Intermediate Securities Funds, respectively:

International investing involves increased risk and volatility.

Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

Mid-capitalization funds may involve greater risk than larger, more established companies as they may trade less frequently or in limited volume and have a higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Income earned on tax-free funds may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Pacific Capital Family of Funds, continued

*	Net Asset Value. No sales charge applied.

**	Maximum applicable sales charge applied.

[1]

The quoted performance of noted Pacific Capital Funds includes the performance of certain common trust fund (“Commingled”) accounts advised by Pacific Century Trust and managed the same as the Fund in all material respects, for periods dating back to 10/31/77 for the Pacific Capital Growth Stock Fund, the Pacific Capital Growth & Income Fund, the Pacific Capital High Grade Core Fixed Income Fund and the Pacific Capital Tax-Free Securities Fund, and to 3/31/88 for the Pacific Capital Tax-Free Short Intermediate Securities Fund and prior to the Funds’ commencement of operations, by share class, noted above. The Commingled accounts were not registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and therefore were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[2]

Class C Shares performance prior to April 30,2004 is based on the performance of the Class B Shares. Performance for any period prior to March 2, 1998, is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[3]

Class C Shares performance prior to April 30,2004 is based on the performance of the Class B Shares. Performance for Class A, Class B and Class C Shares for any period before its inception date is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[4]

Class C Shares performance prior to April 30,2004 is based on the performance of the Class A Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[5]

Class C Shares performance prior to April 30,2004 is based on the performance of the Class B Shares. Performance for any period prior to December 13, 1998, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

[6]	Class Y Shares performance prior to October 14, 1994 is based on the performance of the Class A Shares.

[7]

Class C Shares performance prior to April 30,2004 is based on the performance of the Class B Shares. Performance for any period prior to August 1,2000, is based on the performance of the Class Y Shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been reflected, total return figures may have been adversely affected.

T able of Contents

Letter to Shareholders

Dear Shareholders:

Thank you for investing with the Pacific Capital Funds. We value the trust you place in us, and we seek to provide world-class investment management to help you meet your financial goals.

The Pacific Capital Funds draw on the expertise of the Asset Management Group of Bank of Hawaii (AMG). Founded in 1898, AMG represents the largest, most experienced staff of investment professionals in Hawaii, and oversees $5 billion in assets under management. In specialized securities markets, AMG has partnered with a select list of sub-advisers to provide Pacific Capital Funds’ shareholders with greater investment opportunities, broader diversification and access to an elite group of institutional money managers:

•	Chicago Equity Partners, LLC, which specializes in core domestic equity markets, serves as Sub-Adviser to the Pacific Capital Mid-Cap Fund.

•	First State Investments International Limited, which specializes in single-country, regional and sector-specific investments, serves as Sub-Adviser to the Pacific Capital New Asia Growth Fund.

•

Nicholas-Applegate Capital Management and Wellington Management Company, LLP, serve as Sub-Advisers to the Pacific Capital Small Cap Fund. Nicholas-Applegate specializes in traditional and systematic equity, global and international equity, high yield and convertibles, and alternative strategies. Wellington Management Company specializes in domestic, international and global equity, fixed income, currency, commodities, real estate, and active asset allocation strategies.

•

Hansberger Global Investors, Inc., which specializes in international value, international growth, international core, emerging markets, developed markets and global equity strategies, serves as Sub-Adviser to the Pacific Capital International Stock Fund.

Semi-annual Review

Economic growth slowed but remained healthy during the period between August 1, 2006 and January 31, 2007. A dramatic downturn in the housing market weakened the economy, but energy prices fell considerably, helping offset the negative effects of the housing slump while reducing inflationary pressures. Moderating growth and a lower likelihood of higher inflation allowed the Federal Reserve Board (the “Fed”) to leave its target short-term interest rate unchanged during this six-month period, following a two-year stretch in which the Fed increased the Federal Funds rate at 17 consecutive meetings.

That benign environment surprised many investors, who in mid-2006 had sold stocks and bonds on concerns that rising energy prices could lead to higher inflation, forcing the Fed to boost interest rates even as the housing slump weakened the economy. The unexpected prospect of healthy GDP growth, declining inflation, stable or lower interest rates and strong corporate earnings growth encouraged investors to bid up prices on stocks and bonds alike. The Standard & Poor’s 500 Index1 gained 13.75% during the six months under review, while the Lehman Aggregate Bond Index2 returned 3.65%.

Stocks rally

Stocks generated broad-based gains. All economic sectors represented in the S&P 500 produced positive performance for the six-month period. Stocks in economically sensitive sectors generally led the markets. Such stocks began August at low levels due to investor worries about economic growth, interest rates, inflation and oil prices, but they subsequently rebounded as economic conditions proved better than expected. Meanwhile, defensive sectors lagged.

Stocks in the consumer discretionary sector particularly benefited from the better-than-anticipated economic environment. Investors during the second quarter of 2006 had worried that the combination of rising energy prices, higher interest rates and a weak housing market could force a drop-off in consumer spending, hurting shares of consumer discretionary companies such as retailers and restaurants. Consumer discretionary stocks as a result fell substantially prior to this period. Conditions improved for the sector, however, as the declines in oil and gas prices and up-ticks in employment and wage growth boosted the outlook for consumer spending. That turnaround in consumer strength helped consumer discretionary stocks produce some of the market’s strongest gains during the period under review.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-258-9232.

[1]

Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. It is not possible to invest directly in any index.

[2]

Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Letter to Shareholders, continued

Energy stocks generally trailed the market, although the energy sector as a whole did generate a positive return. Energy shares had enjoyed a multi-year surge prior to August on the back of rising prices for oil and other fuels. The large drops in energy prices during this period weighed on the returns of stocks in that sector. Health care and utilities stocks also lagged the broad market, though they produced solid absolute returns. The improving economic picture caused investors to forego these traditionally defensive sectors in favor of more-cyclical shares.

Indices tracking value and growth stocks posted similar performance. Likewise, large-, mid- and small-cap stocks generated returns that were roughly in line with each other. Large caps led the market early in the period—a departure from the long trend of superior returns by small- and mid-cap shares—but smaller stocks gained strength during the last quarter of the fiscal year.

Bonds also post gains

Diminished concerns about inflation and the prospect for future easing by the Federal Reserve helped the bond markets rally. Bond yields declined modestly but consistently during this period, causing bond prices to rise.

Yields on short-term bonds were anchored by the 5.25% Federal Funds rate, and finished the period roughly where they began it. Yields on longer-term bonds fell the most, as investors believed the threat of higher inflation would subside. The yield on long-term Treasury bonds ended the period significantly lower than the yields on short-term Treasury securities—an unusual condition known as an inverted yield curve. Municipal bonds experienced a similar though less dramatic discrepancy between the performance of short- and long-term issues.

The difference between the yields on Treasury bonds and other types of bonds—known as the “spread”—generally declined during this six-month period, as investors showed increased willingness to take on greater risk in pursuit of higher yields. That development caused yields on government agency, corporate, and mortgage-backed securities to fall farther than yields on U.S. Treasury securities.

Outlook

We believe the economy is generally healthy, and is likely to produce moderate but solid growth during the coming year. We also think corporations may exceed earnings growth expectations. The stock market appears reasonably valued for such a scenario, particularly given that interest rates remain low by historical standards. It seems unlikely that the segments of the market that have led for several years, notably value and small- and mid-cap stocks, will continue to outperform the market by a similar magnitude. In the bond markets, we believe an emphasis on high-quality securities is likely to prove rewarding going forward, given the small yield premium lower-quality securities offered as of the end of January.

We would like to take this opportunity to caution investors against chasing returns in hot stock or bond categories. Certain types of stocks—including small- and mid-caps, energy shares and value stocks in general—led the market for several years coming into this period. Likewise, riskier types of bonds have led the fixed-income markets for some time. Stock market history shows that stocks and bonds move in cycles, with periods of strong performance often followed by weak stretches. For that reason, it is wise to maintain a broadly diversified portfolio that provides exposure to a wide variety of stocks and bonds. The Pacific Capital Funds offer investment options to help you build such a portfolio.

Thank you for your confidence in the Pacific Capital Funds. If you have any questions or would like a Fund prospectus, we encourage you to contact your registered investment professional, call Pacific Capital Funds at (800) 258-9232 or visit our website at www.pacificcapitalfunds.com.

Sincerely,

Tobias M. Martyn

Senior Executive Vice President and Chief Investment Officer

Asset Management Group of Bank of Hawaii

P ortfolio Composition (as a percentage of total investments)*

January 31, 2007 (Unaudited)

New Asia Growth Fund	%
Hong Kong	25.1
Singapore	16.0
Taiwan	15.6
South Korea	11.9
Malaysia	10.8
China	5.9
Philippines	3.6
Thailand	3.4
United Kingdom	2.3
Indonesia	2.0
India	1.9
Cash Equivalents	1.5

International Stock Fund	%
United Kingdom	18.1
Japan	16.8
Switzerland	10.1
France	9.7
Italy	4.3
Germany	3.9
Canada	3.4
Hong Kong	3.4
Spain	3.3
Brazil	2.5
Australia	2.3
Netherlands	2.3
South Korea	2.1
India	2.0
Singapore	1.9
Mexico	1.7
Greece	1.4
China	1.1
Taiwan	1.1
Finland	1.0
Denmark	0.9
Russia	0.9
Luxembourg	0.8
Austria	0.7
Israel	0.7
Belgium	0.6
Ireland	0.6
Sweden	0.5
Indonesia	0.3
Thailand	0.3
Cayman Islands	0.2
South Africa	0.2
Cash Equivalents	0.9

Small Cap Fund	%
Consumer Discretionary	20.4
Information Technology	19.1
Industrials	14.7
Financials	12.7
Materials	7.9
Health Care	6.6
Real Estate Investment Trusts	4.2
Energy	3.5
Transportations	1.5
Utilities	1.5
Telecommunication Services	1.4
Consumer Staples	1.0
U.S. Treasury Obligations	0.1
Depositary Receipts	2.0
Cash Sweep	3.4

Mid-Cap Fund	%
Consumer Discretionary	18.0
Financials	15.3
Information Technology	13.1
Health Care	10.7
Energy	10.0
Industrials	9.0
Materials	6.5
Transportation	4.7
Utilities	4.4
Real Estate Investment Trusts	3.6
Telecommunication Services	2.1
Consumer Staples	1.7
Real Estate	0.3
Cash Equivalents	0.6

Growth Stock Fund	%
Information Technology	20.1
Consumer Discretionary	16.5
Health Care	16.4
Energy	13.5
Financials	11.7
Consumer Staples	8.7
Industrials	6.7
Materials	2.5
Transportation	1.5
Utilities	0.4
Telecommunication Services	0.4
Cash Equivalents	1.6

Growth and Income Fund	%
Financials	21.2
Information Technology	14.7
Consumer Discretionary	12.4
Health Care	12.0
Energy	10.4
Industrials	8.5
Consumer Staples	5.9
Telecommunications	3.9
Materials	3.2
Utilities	2.9
Transportation	2.3
Real Estate Investment Trusts	0.9
Cash Equivalents	1.7

Value Fund	%
Financials	35.5
Energy	14.2
Consumer Discretionary	10.2
Health Care	7.9
Utilities	6.3
Telecommunications	6.2
Industrials	5.5
Consumer Staples	4.5
Materials	3.9
Information Technology	3.2
Transportation	1.2
Cash Equivalents	1.4

High Grade Core Fixed Income Fund[1]	%
Treasury	15.2
Agency	52.9
AAA	6.9
AA	5.9
A	11.9
BAA	7.2

Tax-Free Securities Fund[1]	%
AAA	93.7
AA	5.8
A	0.5

High Grade Short Intermediate Fixed Income Fund	%
Federal Home Loan Bank	44.3
Corporate Bonds	20.6
Federal Home Loan Mortgage Corp.	14.2
Federal National Mortgage Assoc.	13.2
Federal Farm Credit Bank	6.0
U.S. Treasury Obligations	1.7

Tax-Free Short Intermediate Securities Fund[1]	%
AAA	79.6
AA	8.7
A	7.4
BBB	4.3

U.S. Government Short Fixed Income Fund	%
Federal Home Loan Bank	93.7
Federal Farm Credit Bank	6.2
US Treasury Obligations	0.1

*	The composition of the Funds’ portfolios is as of January 31, 2007 and subject to change.

[1]

Standard & Poor’s or Moody’s credit ratings are current opinions of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). A rating takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities

January 31, 2007

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Assets:
Investments, at cost	$73,531,905	$181,553,461	$448,267,626	$53,897,676

Investments, at value	$96,749,173	$218,737,505	$506,814,283	$62,602,890
Cash	—	—	455,000	—
Foreign currency, at value (Cost $839,269, $20,034, $— and $—, respectively)	840,335	20,028	—	—
Unrealized appreciation on forward foreign currency exchange contracts	167	—	—	—
Dividends receivable	119,079	107,134	161,037	32,951
Receivable for capital shares issued	52,341	125,257	27,819,577	28,583
Receivable for investments sold	404,392	3,168,560	41,594,852	—
Reclaims receivable	—	204,672	—	—
Net receivable for variation margin on futures contracts	—	—	54,810	—
Prepaid expenses and other assets	2,944	6,767	32,308	1,704

Total Assets	98,168,431	222,369,923	576,931,867	62,666,128

Liabilities:
Payable for capital shares redeemed	1,784	2,559	26,261,436	5,093
Payable for investments purchased	125,614	2,589,771	22,723,798	—
Unrealized depreciation on foreign currency exchange contracts	211	—	—	—
Accrued expenses and other payables:
Investment advisory fees	32,922	64,840	153,313	11,627
Sub-investment advisory fees	41,153	80,765	274,338	13,768
Administration fees	7,408	16,673	38,489	4,637
Compliance service fees	1,022	2,297	5,266	1,237
Distribution fees	1,490	1,313	69,350	596
Other fees	39,888	63,170	23,225	8,399

Total Liabilities	251,492	2,821,388	49,549,215	45,357

Net Assets:
Capital (no par value)	70,929,715	183,557,359	449,491,744	52,484,185
Distributions in excess of net investment income	(92,566)	(1,076,007)	(768,716)	(1,537)
Accumulated net realized gains (losses) from investments, futures and foreign currency transactions	3,861,589	(120,238)	19,973,845	1,432,909
Net unrealized appreciation on investments, futures and foreign currency transactions	23,218,201	37,187,421	58,685,779	8,705,214

Net Assets	$97,916,939	$219,548,535	$527,382,652	$62,620,771

Net Assets
Class A	$2,453,719	$1,090,113	$216,030,421	$718,832
Class B	659,563	693,333	3,063,757	N/A
Class C	487,152	581,886	21,439,000	537,649
Class Y	94,316,505	217,183,203	286,849,474	61,364,290

Total	$97,916,939	$219,548,535	$527,382,652	$62,620,771

Outstanding units of beneficial interest (shares)
Class A	132,601	88,303	11,465,235	60,347
Class B	37,427	59,180	174,386	N/A
Class C	27,660	49,713	1,219,383	45,875
Class Y	5,020,572	17,244,958	14,979,925	5,139,768

Total	5,218,260	17,442,154	27,838,929	5,245,990

Net Asset Value
Class A—redemption price per share	$18.50	$12.35	$18.84	$11.91

Class A—maximum sales charge	5.25%	5.25%	5.25%	5.25%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$19.53	$13.03	$19.88	$12.57

Class B—offering price per share*	$17.62	$11.72	$17.57	N/A

Class C—offering price per share*	$17.61	$11.70	$17.58	$11.72

Class Y—offering and redemption price per share	$18.79	$12.59	$19.15	$11.94

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2007

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Assets:
Investments, at cost	$148,623,973	$159,898,558	$163,304,293	$306,548,687

Investments, at value	$155,709,326	$169,796,878	$177,142,764	$308,917,963
Interest and dividends receivable	76,844	118,249	179,555	3,536,630
Receivable for capital shares issued	34,383	31,033	31,031	168,698
Receivable for investments sold	—	—	—	50,120
Prepaid expenses and other assets	7,101	11,025	4,420	9,475

Total Assets	155,827,654	169,957,185	177,357,770	312,682,886

Liabilities:
Distributions payable	—	—	—	244,948
Payable for capital shares redeemed	24,706	57,821	6,495	21,598
Accrued expenses and other payables:
Investment advisory fees	105,562	114,596	118,896	119,807
Administration fees	11,876	12,892	13,376	23,962
Compliance service fees	5,275	3,288	3,849	6,349
Distribution fees	10,482	6,923	3,437	3,612
Other fees	52,414	44,238	38,159	48,828

Total Liabilities	210,315	239,758	184,212	469,104

Net Assets:
Capital (no par value)	229,624,994	156,782,640	148,229,743	314,274,742
Undistributed (distributions in excess of) net investment income	(19,749)	(19,599)	(12,251)	57,406
Accumulated net realized gains (losses) from investment transactions	(81,073,259)	3,056,066	15,117,595	(4,487,642)
Net unrealized appreciation from investments	7,085,353	9,898,320	13,838,471	2,369,276

Net Assets	$155,617,339	$169,717,427	$177,173,558	$312,213,782

Net Assets
Class A	$8,375,585	$6,215,692	$2,904,247	$3,230,571
Class B	8,329,659	4,704,758	1,381,886	2,304,363
Class C	1,984,078	1,900,337	1,993,146	1,015,218
Class Y	136,928,017	156,896,640	170,894,279	305,663,630

Total	$155,617,339	$169,717,427	$177,173,558	$312,213,782

Outstanding units of beneficial interest (shares)
Class A	877,035	415,658	271,778	301,736
Class B	939,908	335,353	131,985	215,699
Class C	224,057	135,594	189,812	95,031
Class Y	13,884,992	10,409,559	15,958,559	28,379,988

Total	15,925,992	11,296,164	16,552,134	28,992,454

Net Asset Value
Class A—redemption price per share	$9.55	$14.95	$10.69	$10.71

Class A—maximum sales charge	5.25%	5.25%	5.25%	4.00%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.08	$15.78	$11.28	$11.16

Class B—offering price per share*	$8.86	$14.03	$10.47	$10.68

Class C—offering price per share*	$8.86	$14.01	$10.50	$10.68

Class Y—offering and redemption price per share	$9.86	$15.07	$10.71	$10.77

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Assets and Liabilities, Continued

January 31, 2007

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Assets:
Investments, at cost	$275,962,435	$61,222,075	$59,392,147	$87,105,893

Investments, at value	$290,395,271	$61,120,834	$59,534,248	$87,206,276
Cash	—	462	—	1,375
Interest and dividends receivable	3,171,007	665,327	601,465	1,107,166
Receivable for capital shares issued	100,843	663,819	5,000	605,305
Receivable for investments sold	2,507,941	8,849	1,037,780	—
Prepaid expenses and other assets	7,112	1,794	1,822	1,043

Total Assets	296,182,174	62,461,085	61,180,315	88,921,165

Liabilities:
Payable to custodian	1,104,669	—	—	—
Distributions payable	204,900	46,932	33,569	69,115
Payable for capital shares redeemed	143,805	311	41,344	98,876
Payable for investments purchased	—	—	1,013,690	—
Accrued expenses and other payables:
Investment advisory fees	112,932	9,953	20,528	9,650
Administration fees	22,587	4,613	4,619	6,872
Compliance service fees	7,597	1,741	1,582	4,495
Distribution fees	2,600	699	534	2,656
Other fees	59,774	16,266	17,453	33,125

Total Liabilities	1,658,864	80,515	1,133,319	224,789

Net Assets:
Capital (no par value)	279,983,026	64,618,829	60,622,046	91,529,854
Undistributed net investment income	35	1	762	—
Accumulated net realized gains (losses) from investments	107,413	(2,137,019)	(717,913)	(2,933,861)
Net unrealized appreciation (depreciation) on investments	14,432,836	(101,241)	142,101	100,383

Net Assets	$294,523,310	$62,380,570	$60,046,996	$88,696,376

Net Assets
Class A	$6,019,721	$1,025,997	$2,470,903	$2,342,467
Class B	1,360,653	N/A	N/A	1,078,532
Class C	10,620	529,821	10,239	1,433,255
Class Y	287,132,316	60,824,752	57,565,854	83,842,122

Total	$294,523,310	$62,380,570	$60,046,996	$88,696,376

Outstanding units of beneficial interest (shares)
Class A	592,920	107,119	245,911	232,952
Class B	134,012	N/A	N/A	107,255
Class C	1,046	55,365	1,019	142,537
Class Y	28,167,546	6,338,908	5,698,263	8,332,634

Total	28,895,524	6,501,392	5,945,193	8,815,378

Net Asset Value
Class A—redemption price per share	$10.15	$9.58	$10.05	$10.06

Class A—maximum sales charge	4.00%	2.25%	2.25%	2.25%

Class A—maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent)	$10.57	$9.80	$10.28	$10.29

Class B—offering price per share*	$10.15	N/A	N/A	$10.06

Class C—offering price per share*	$10.15	$9.57	$10.05	$10.06

Class Y—offering and redemption price per share	$10.19	$9.60	$10.10	$10.06

*	Redemption price per share varies based on length of time shares are held.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations

Period Ended January 31, 2007

(Unaudited)

	New Asia Growth Fund	International Stock Fund	Small Cap Fund	Mid-Cap Fund
Investment Income:
Dividend income	$1,181,347	$1,542,290	$2,399,551	$581,793
Interest income	—	—	204,489	—
Foreign tax withholding	(107,637)	(88,964)	(1,667)	—

Total Investment Income	1,073,710	1,453,326	2,602,373	581,793

Expenses:
Investment advisory fees	182,443	478,208	1,051,685	183,263
Sub-investment advisory fees	228,053	466,459	1,471,605	61,088
Administration fees	41,051	95,643	206,455	27,490
Distribution fees—Class A	4,674	2,086	428,171	1,581
Distribution fees—Class B	3,139	3,453	16,009	—
Distribution fees—Class C	2,289	3,077	91,775	2,765
Accounting fees	29,663	59,745	92,543	15,418
Compliance service fees	3,019	7,006	14,312	1,848
Custodian fees	73,556	85,980	33,375	16,303
Transfer agent fees	38,782	37,660	212,688	27,735
Trustee fees	4,240	9,937	20,815	3,160
Other fees	28,748	59,231	133,990	26,706

Total expenses before reductions	639,657	1,308,485	3,773,423	367,357
Less expenses waived/reimbursed by the adviser	(545)	(106,617)	(241,770)	(118,877)
Less expenses waived by the distributor—Class A	(1,753)	(782)	(160,564)	(593)

Net Expenses	637,359	1,201,086	3,371,089	247,887

Net Investment Income (Loss)	436,351	252,240	(768,716)	333,906

Realized/Unrealized Gains (Losses) from Investments, Futures and Foreign Currency Transactions:
Net realized gains from investments and foreign currency transactions	8,015,466	12,160,961	22,790,543	3,199,687
Net realized gains (losses) from futures transactions	—	—	(12,448)	—
Change in unrealized appreciation on investments and foreign currency transactions	9,602,845	16,425,909	40,062,969	3,725,060
Change in unrealized appreciation on futures	—	—	139,122	—

Net realized/unrealized gains from investments, futures and foreign currency transactions	17,618,311	28,586,870	62,980,186	6,924,747

Change in net assets resulting from operations	$18,054,662	$28,839,110	$62,211,470	$7,258,653

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2007

(Unaudited)

	Growth Stock Fund	Growth and Income Fund	Value Fund	High Grade Core Fixed Income Fund
Investment Income:
Dividend income	$970,061	$1,605,899	$2,214,869	$85,774
Interest income	1,233	—	—	8,673,795

Total Investment Income	971,294	1,605,899	2,214,869	8,759,569

Expenses:
Investment advisory fees	624,691	682,736	694,847	960,910
Administration fees	70,279	76,809	78,172	144,139
Distribution fees—Class A	16,556	11,816	5,985	6,927
Distribution fees—Class B	43,355	25,554	7,148	13,559
Distribution fees—Class C	10,041	9,859	10,580	6,510
Accounting fees	31,947	34,079	33,987	68,762
Compliance service fees	3,522	4,768	4,335	8,711
Custodian fees	18,240	14,888	15,148	12,971
Transfer agent fees	77,329	58,026	37,627	43,798
Trustee fees	7,554	7,875	7,687	14,602
Other fees	44,430	46,936	44,384	81,583

Total expenses before reductions	947,944	973,346	939,900	1,362,472
Less expenses waived/reimbursed by the adviser	(3,087)	(1,834)	(406)	(240,928)
Less expenses waived by the distributor—Class A	(6,208)	(4,431)	(2,244)	(2,598)

Net Expenses	938,649	967,081	937,250	1,118,946

Net Investment Income	32,645	638,818	1,277,619	7,640,623

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investments	10,386,871	14,758,267	21,133,238	832,769
Change in unrealized appreciation (depreciation) on investments	9,595,430	4,924,955	(1,104,777)	1,869,154

Net realized/unrealized gains from investments	19,982,301	19,683,222	20,028,461	2,701,923

Change in net assets resulting from operations	$20,014,946	$20,322,040	$21,306,080	$10,342,546

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Operations, Continued

Period Ended January 31, 2007

(Unaudited)

	Tax-Free Securities Fund	High Grade Short Intermediate Fixed Income Fund	Tax-Free Short Intermediate Securities Fund	U.S. Government Short Fixed Income Fund
Investment Income:
Interest income	$7,300,127	$1,605,635	$1,281,269	$2,424,552
Dividend income	13,483	—	8,637	—

Total Investment Income	7,313,610	1,605,635	1,289,906	2,424,552

Expenses:
Investment advisory fees	909,613	157,468	159,683	189,271
Administration fees	136,444	28,344	28,743	42,587
Distribution fees—Class A	12,410	2,231	5,276	4,685
Distribution fees—Class B	9,735	—	—	5,931
Distribution fees—Class C	53	3,310	52	7,674
Accounting fees	66,738	16,881	15,984	21,784
Compliance service fees	7,704	1,500	1,684	1,860
Custodian fees	26,914	5,700	12,346	8,864
Transfer agent fees	34,044	27,157	26,293	34,163
Trustee fees	14,139	3,015	3,065	4,723
Other fees	78,309	20,148	20,469	28,388

Total expenses before reductions	1,296,103	265,754	273,595	349,930
Less expenses waived/reimbursed by the adviser	(227,550)	(94,686)	(31,992)	(154,251)
Less expenses waived by the distributor—Class A	(4,654)	(837)	(1,978)	(1,757)

Net Expenses	1,063,899	170,231	239,625	193,922

Net Investment Income	6,249,711	1,435,404	1,050,281	2,230,630

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments	671,930	(88,198)	(9,735)	(107,062)
Change in unrealized appreciation (depreciation) on investments	888,106	433,767	(5,079)	309,044

Net realized/unrealized gains (losses) from investments	1,560,036	345,569	(14,814)	201,982

Change in net assets resulting from operations	$7,809,747	$1,780,973	$1,035,467	$2,432,612

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$436,351	$632,605	$252,240	$1,737,564	$(768,716)	$(1,035,072)
Net realized gains from investments, futures, and foreign currency transactions and reimbursements from affiliates of realized losses on the disposal of investments in violation of restrictions	8,015,466	6,692,016	12,160,961	13,917,604	22,778,095	35,641,662
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency transactions	9,602,845	1,934,685	16,425,909	10,588,445	40,202,091	(23,151,245)

Change in net assets resulting from operations	18,054,662	9,259,306	28,839,110	26,243,613	62,211,470	11,455,345

Distributions to Class A Shareholders:
From net investment income	(10,697)	(12,758)	(3,453)	(6,708)	—	—
From net realized gains	(233,425)	(92,945)	—	—	(15,602,529)	(9,820,847)
Distributions to Class B Shareholders:
From net investment income	(1,295)	(1,860)	(410)	(2,067)	—	—
From net realized gains	(65,066)	(26,014)	—	—	(251,200)	(243,751)
Distributions to Class C Shareholders:
From net investment income	(944)	(1,278)	(405)	(1,862)	—	—
From net realized gains	(47,463)	(16,651)	—	—	(1,512,887)	(690,409)
Distributions to Class Y Shareholders:
From net investment income	(482,615)	(637,214)	(890,203)	(1,775,203)	—	—
From net realized gains	(8,514,850)	(2,482,497)	—	—	(16,320,588)	(9,420,884)

Change in net assets from shareholder distributions	(9,356,355)	(3,271,217)	(894,471)	(1,785,840)	(33,687,204)	(20,175,891)

Capital Transactions:
Change in net assets from capital share transactions	173,506	36,476,710	(20,463,094)	92,467,660	67,885,794	201,307,844

Change in net assets	8,871,813	42,464,799	7,481,545	116,925,433	96,410,060	192,587,298

Net Assets:
Beginning of year	89,045,126	46,580,327	212,066,990	95,141,557	430,972,592	238,385,294

End of year	$97,916,939	$89,045,126	$219,548,535	$212,066,990	$527,382,652	$430,972,592

Undistributed (distributions in excess of) net investment income	$(92,566)	$(33,366)	$(1,076,007)	$(433,776)	$(768,716)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	New Asia Growth Fund		International Stock Fund		Small Cap Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$148,487	$453,145	$116,563	$378,695	$62,053,152	$140,268,644
Dividends reinvested	199,907	91,056	2,832	5,677	14,417,610	9,061,442
Cost of shares redeemed	(266,047)	(312,874)	(165,108)	(482,822)	(88,816,097)	(33,422,466)

Change in net assets from Class A	$82,347	$231,327	$(45,713)	$(98,450)	$(12,345,335)	$115,907,620

Class B:
Proceeds from shares issued	$33,663	$299,499	$24,816	$49,852	$20,001	$175,508
Dividends reinvested	43,581	22,513	375	1,899	238,040	234,792
Cost of shares redeemed	(111,849)	(173,750)	(94,387)	(155,256)	(462,696)	(758,450)

Change in net assets from Class B	$(34,605)	$148,262	$(69,196)	$(103,505)	$(204,655)	$(348,150)

Class C:
Proceeds from shares issued	$76,531	$213,571	$56,888	$121,026	$5,308,873	$10,271,763
Dividends reinvested	46,092	16,897	405	1,862	1,347,711	645,787
Cost of shares redeemed	(89,032)	(114,287)	(156,653)	(120,564)	(1,028,715)	(1,410,781)

Change in net assets from Class C	$33,591	$116,181	$(99,360)	$2,324	$5,627,869	$9,506,769

Class Y:
Proceeds from shares issued	$8,692,230	$46,217,077	$17,721,981	$119,632,755	$99,021,374	$104,956,829
Dividends reinvested	7,058,859	2,087,752	46,551	94,026	13,035,516	7,656,477
Cost of shares redeemed	(15,658,916)	(12,323,889)	(38,017,357)	(27,059,490)	(37,248,975)	(36,371,701)

Change in net assets from Class Y	$92,173	$35,980,940	$(20,248,825)	$92,667,291	$74,807,915	$76,241,605

Change in net assets from capital transactions	$173,506	$36,476,710	$(20,463,094)	$92,467,660	$67,885,794	$201,307,844

Share Transactions:
Class A:
Issued	8,302	27,659	9,985	36,049	3,324,565	7,789,242
Reinvested	11,240	5,981	239	529	776,811	530,219
Redeemed	(14,999)	(19,638)	(14,283)	(50,222)	(4,819,551)	(1,865,525)

Net change in Class A	4,543	14,002	(4,059)	(13,644)	(718,175)	6,453,936

Class B:
Issued	1,977	19,301	2,301	5,088	1,115	10,339
Reinvested	2,572	1,543	34	188	13,736	14,529
Redeemed	(6,737)	(11,008)	(8,627)	(15,812)	(26,539)	(45,167)

Net change in Class B	(2,188)	9,836	(6,292)	(10,536)	(11,688)	(20,299)

Class C:
Issued	4,503	13,909	5,151	12,705	304,098	600,506
Reinvested	2,722	1,156	37	184	77,723	39,937
Redeemed	(5,198)	(7,606)	(13,986)	(12,333)	(58,764)	(82,573)

Net change in Class C	2,027	7,459	(8,798)	556	323,057	557,870

Class Y:
Issued	487,433	2,842,168	1,527,545	11,411,986	5,230,949	5,764,483
Reinvested	391,043	135,820	3,845	8,617	691,173	442,315
Redeemed	(886,889)	(754,183)	(3,306,864)	(2,595,338)	(1,976,885)	(2,022,346)

Net change in Class Y	(8,413)	2,223,805	(1,775,474)	8,825,265	3,945,237	4,184,452

Change in shares	(4,031)	2,255,102	(1,794,623)	8,801,641	3,538,431	11,175,959

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$333,906	$279,078	$32,645	$(205,468)	$638,818	$781,745
Net realized gains from investments and reimbursement from affiliates	3,199,687	8,254,095	10,386,871	17,584,272	14,758,267	8,440,381
Net change in unrealized appreciation (depreciation) on investments	3,725,060	(7,208,651)	9,595,430	(20,316,335)	4,924,955	(8,778,523)

Change in net assets resulting from operations	7,258,653	1,324,522	20,014,946	(2,937,531)	20,322,040	443,603

Distributions to Class A Shareholders:
From net investment income	(3,457)	(1,303)	(2,392)	—	(18,154)	(14,876)
From net realized gains	(105,113)	(44,186)	—	—	—	—
Distributions to Class B Shareholders:
From net investment income			(1,892)	—	(1,898)	—
Distributions to Class C Shareholders:
From net investment income	(1,481)	—	(345)	—	(782)	—
From net realized gains	(76,582)	(34,171)	—	—	—	—
Distributions to Class Y Shareholders:
From net investment income	(336,081)	(278,041)	(47,765)	—	(637,583)	(786,135)
From net realized gains	(7,791,799)	(4,339,969)	—	—	—	—

Change in net assets from shareholder distributions	(8,314,513)	(4,697,670)	(52,394)	—	(658,417)	(801,011)

Capital Transactions:
Change in net assets from capital share transactions	(10,951,130)	(6,408,652)	(27,949,135)	(76,319,431)	(15,229,269)	14,670,990

Change in net assets	(12,006,990)	(9,781,800)	(7,986,583)	(79,256,962)	4,434,354	14,313,582

Net Assets:
Beginning of year	74,627,761	84,409,561	163,603,922	242,860,884	165,283,073	150,969,491

End of year	$62,620,771	$74,627,761	$155,617,339	$163,603,922	$169,717,427	$165,283,073

Undistributed (distributions in excess of) net investment income	$(1,537)	$5,576	$(19,749)	$—	$(19,599)	$—

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Mid-Cap Fund		Growth Stock Fund		Growth and Income Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$17,492	$383,639	$443,016	$1,048,926	$773,803	$1,221,279
Dividends reinvested	90,453	40,872	2,255	—	16,995	13,876
Cost of shares redeemed	(258,807)	(259,682)	(1,106,843)	(2,795,356)	(774,514)	(1,264,819)

Change in net assets from Class A	$(150,862)	$164,829	$(661,572)	$(1,746,430)	$16,284	$(29,664)

Class B:
Proceeds from shares issued			$12,415	$6,200	$9,462	$19,030
Dividends reinvested			1,794	—	1,805	—
Cost of shares redeemed			(1,655,461)	(2,913,965)	(1,217,079)	(1,872,404)

Change in net assets from Class B			$(1,641,252)	$(2,907,765)	$(1,205,812)	$(1,853,374)

Class C:
Proceeds from shares issued	$45,953	$168,956	$239,551	$488,069	$184,863	$497,890
Dividends reinvested	75,348	32,814	345	—	782	—
Cost of shares redeemed	(119,226)	(137,152)	(432,270)	(472,323)	(425,488)	(489,975)

Change in net assets from Class C	$2,075	$64,618	$(192,374)	$15,746	$(239,843)	$7,915

Class Y:
Proceeds from shares issued	$10,444,133	$22,275,979	$15,390,256	$25,883,377	$10,876,399	$52,651,031
Dividends reinvested	6,337,492	3,699,549	7,247	—	47,087	61,585
Cost of shares redeemed	(27,583,968)	(32,613,627)	(40,851,440)	(97,564,359)	(24,723,384)	(36,166,503)

Change in net assets from Class Y	$(10,802,343)	$(6,638,099)	$(25,453,937)	$(71,680,982)	$(13,799,898)	$16,546,113

Change in net assets from capital transactions	$(10,951,130)	$(6,408,652)	$(27,949,135)	$(76,319,431)	$(15,229,269)	$14,670,990

Share Transactions:
Class A:
Issued	1,445	30,331	49,534	118,899	54,726	91,171
Reinvested	7,785	3,338	238	—	1,163	1,039
Redeemed	(21,444)	(20,699)	(122,888)	(321,307)	(54,679)	(94,788)

Net change in Class A	(12,214)	12,970	(73,116)	(202,408)	1,210	(2,578)

Class B:
Issued			1,451	755	667	1,543
Reinvested			205	—	130	—
Redeemed			(199,350)	(352,973)	(91,541)	(147,728)

Net change in Class B			(197,694)	(352,218)	(90,744)	(146,185)

Class C:
Issued	3,880	13,576	28,262	60,206	13,849	39,700
Reinvested	6,593	2,707	39	—	56	—
Redeemed	(9,917)	(11,083)	(50,627)	(58,187)	(31,412)	(38,792)

Net change in Class C	556	5,200	(22,326)	2,019	(17,507)	908

Class Y:
Issued	877,001	1,781,527	1,714,820	2,877,489	769,311	3,866,736
Reinvested	543,976	301,972	745	—	3,199	4,567
Redeemed	(2,264,284)	(2,614,371)	(4,548,446)	(10,672,676)	(1,728,485)	(2,662,202)

Net change in Class Y	(843,307)	(530,872)	(2,832,881)	(7,795,187)	(955,975)	1,209,101

Change in shares	(854,965)	(512,702)	(3,126,017)	(8,347,794)	(1,063,016)	1,061,246

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,277,619	$1,896,144	$7,640,623	$12,985,935	$6,249,711	$12,820,543
Net realized gains (losses) from investments and reimbursement from affiliates	21,133,238	21,230,989	832,769	(5,320,883)	671,930	1,944,124
Net change in unrealized appreciation (depreciation) on investments	(1,104,777)	(8,671,400)	1,869,154	(6,239,526)	888,106	(10,529,391)

Change in net assets resulting from operations	21,306,080	14,455,733	10,342,546	1,425,526	7,809,747	4,235,276

Distributions to Class A Shareholders:
From net investment income	(18,651)	(29,785)	(77,961)	(169,659)	(121,080)	(277,861)
From net realized gains	(334,935)	—	—	(643)	(5,509)	(82,571)
Distributions to Class B Shareholders:
From net investment income	(4,546)	(2,951)	(50,987)	(118,746)	(30,710)	(90,662)
From net realized gains	(163,267)	—	—	(560)	(1,690)	(41,925)
Distributions to Class C Shareholders:
From net investment income	(6,508)	(6,505)	(24,373)	(40,060)	(168)	(322)
From net realized gains	(239,941)	—	—	(179)	(10)	(134)
Distributions to Class Y Shareholders:
From net investment income	(1,260,166)	(1,881,799)	(7,375,075)	(12,637,055)	(6,097,753)	(12,451,699)
From net realized gains	(18,856,455)	—	—	(44,146)	(264,559)	(4,023,324)

Change in net assets from shareholder distributions	(20,884,469)	(1,921,040)	(7,528,396)	(13,011,048)	(6,521,479)	(16,968,498)

Capital Transactions:
Change in net assets from capital share transactions	24,570,481	(48,836,203)	14,085,788	2,876,058	(2,486,078)	(19,727,486)

Change in net assets	24,992,092	(36,301,510)	16,899,938	(8,709,464)	(1,197,810)	(32,460,708)

Net Assets:
Beginning of year	152,181,466	188,482,976	295,313,844	304,023,308	295,721,120	328,181,828

End of year	$177,173,558	$152,181,466	$312,213,782	$295,313,844	$294,523,310	$295,721,120

Undistributed (distributions in excess of) net investment income	$(12,251)	$1	$57,406	$(54,821)	$35	$35

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	Value Fund		High Grade Core Fixed Income Fund		Tax-Free Securities Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$194,841	$656,723	$235,263	$465,407	$184,218	$1,795,604
Dividends reinvested	238,683	17,303	56,878	121,005	67,861	167,114
Cost of shares redeemed	(532,494)	(826,433)	(786,541)	(1,310,557)	(468,481)	(4,433,332)

Change in net assets from Class A	$(98,970)	$(152,407)	$(494,400)	$(724,145)	$(216,402)	$(2,470,614)

Class B:
Proceeds from shares issued	$25,012	$83,910	$6,011	$—	$—	$58,339
Dividends reinvested	144,747	2,726	42,322	103,584	19,091	77,187
Cost of shares redeemed	(220,674)	(231,741)	(718,373)	(1,037,431)	(1,049,534)	(982,114)

Change in net assets from Class B	$(50,915)	$(145,105)	$(670,040)	$(933,847)	$(1,030,443)	$(846,588)

Class C:
Proceeds from shares issued	$155,481	$388,540	$113,192	$380,413	$—	$—
Dividends reinvested	245,982	6,493	23,695	39,810	176	455
Cost of shares redeemed	(494,154)	(308,116)	(457,247)	(241,584)	—	—

Change in net assets from Class C	$(92,691)	$86,917	$(320,360)	$178,639	$176	$455

Class Y:
Proceeds from shares issued	$38,357,625	$20,026,418	$50,446,978	$73,928,218	$23,223,260	$34,670,344
Dividends reinvested	12,516,096	58,902	570,872	1,153,025	268,522	3,949,344
Cost of shares redeemed	(26,060,664)	(68,710,928)	(35,447,262)	(70,725,832)	(24,731,191)	(55,030,427)

Change in net assets from Class Y	$24,813,057	$(48,625,608)	$15,570,588	$4,355,411	$(1,239,409)	$(16,410,739)

Change in net assets from capital transactions	$24,570,481	$(48,836,203)	$14,085,788	$2,876,058	$(2,486,078)	$(19,727,486)

Share Transactions:
Class A:
Issued	17,673	65,517	21,876	43,068	18,039	175,783
Reinvested	22,835	1,698	5,288	11,243	6,633	16,297
Redeemed	(48,396)	(82,367)	(73,074)	(122,019)	(45,826)	(430,595)

Net change in Class A	(7,888)	(15,152)	(45,910)	(67,708)	(21,154)	(238,515)

Class B:
Issued	2,279	8,607	563	—	—	5,577
Reinvested	14,151	272	3,943	9,638	1,866	7,531
Redeemed	(20,780)	(23,084)	(66,843)	(96,960)	(102,739)	(95,970)

Net change in Class B	(4,350)	(14,205)	(62,337)	(87,322)	(100,873)	(82,862)

Class C:
Issued	14,586	39,306	10,551	35,642	—	—
Reinvested	23,977	651	2,207	3,711	17	45
Redeemed	(46,313)	(30,674)	(42,542)	(22,508)	—	—

Net change in Class C	(7,750)	9,283	(29,784)	16,845	17	45

Class Y:
Issued	3,558,876	1,981,473	4,684,116	6,801,580	2,265,482	3,336,077
Reinvested	1,196,391	5,768	52,725	106,477	25,974	384,175
Redeemed	(2,396,593)	(6,818,213)	(3,276,968)	(6,521,294)	(2,405,746)	(5,331,997)

Net change in Class Y	2,358,674	(4,830,972)	1,459,873	386,763	(114,290)	(1,611,745)

Change in shares	2,338,686	(4,851,046)	1,321,842	248,578	(236,300)	(1,933,077)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,435,404	$2,800,923	$1,050,281	$2,095,527	$2,230,630	$4,115,742
Net realized losses from investments and reimbursement from affiliates	(88,198)	(1,689,160)	(9,735)	(645,170)	(107,062)	(831,923)
Net change in unrealized appreciation (depreciation) on investments	433,767	625,450	(5,079)	(450,125)	309,044	783,679

Change in net assets resulting from operations	1,780,973	1,737,213	1,035,467	1,000,232	2,432,612	4,067,498

Distributions to Class A Shareholders:
From net investment income	(24,183)	(52,956)	(40,475)	(92,367)	(52,825)	(121,419)
Distributions to Class B Shareholders:
From net investment income					(22,306)	(31,746)
Distributions to Class C Shareholders:
From net investment income	(11,836)	(17,477)	(119)	(204)	(28,827)	(37,634)
Distributions to Class Y Shareholders:
From net investment income	(1,399,436)	(2,730,489)	(1,009,687)	(2,002,956)	(2,133,815)	(3,924,943)

Change in net assets from shareholder distributions	(1,435,455)	(2,800,922)	(1,050,281)	(2,095,527)	(2,237,773)	(4,115,742)

Capital Transactions:
Change in net assets from capital share transactions	(157,830)	(25,145,868)	(5,555,934)	(2,150,625)	(12,708,670)	(34,084,842)

Change in net assets	187,688	(26,209,577)	(5,570,748)	(3,245,920)	(12,513,831)	(34,133,086)

Net Assets:
Beginning of year	62,192,882	88,402,459	65,617,744	68,863,664	101,210,207	135,343,293

End of year	$62,380,570	$62,192,882	$60,046,996	$65,617,744	$88,696,376	$101,210,207

Undistributed net investment income	$1	$52	$762	$762	$—	$7,143

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Statements of Changes in Net Assets, Continued

	High Grade Short Intermediate Fixed Income Fund		Tax-Free Short Intermediate Securities Fund		U.S. Government Short Fixed Income Fund
	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006	Period Ended January 31, 2007	Year Ended July 31, 2006
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A:
Proceeds from shares issued	$6,547	$113,780	$24,514	$221,299	$48,519	$63,818
Dividends reinvested	19,937	42,163	33,934	79,015	28,469	41,089
Cost of shares redeemed	(268,035)	(654,246)	(379,352)	(1,239,673)	(94,392)	(4,297,597)

Change in net assets from Class A	$(241,551)	$(498,303)	$(320,904)	$(939,359)	$(17,404)	$(4,192,690)

Class B:
Proceeds from shares issued					$4,275	$70,821
Dividends reinvested					20,686	28,091
Cost of shares redeemed					(187,442)	(468,971)

Change in net assets from Class B					$(162,481)	$(370,059)

Class C:
Proceeds from shares issued	$53,082	$177,758	$—	$—	$142,691	$544,880
Dividends reinvested	11,484	17,275	118	203	28,277	36,917
Cost of shares redeemed	(213,417)	(142,973)	—	—	(255,089)	(901,056)

Change in net assets from Class C	$(148,851)	$52,060	$118	$203	$(84,121)	$(319,259)

Class Y:
Proceeds from shares issued	$9,851,050	$13,866,301	$3,276,419	$14,789,608	$9,467,310	$37,896,312
Dividends reinvested	157,732	298,346	2,697	2,897	885,185	1,155,588
Cost of shares redeemed	(9,776,210)	(38,864,272)	(8,514,264)	(16,003,974)	(22,797,159)	(68,254,734)

Change in net assets from Class Y	$232,572	$(24,699,625)	$(5,235,148)	$(1,211,469)	$(12,444,664)	$(29,202,834)

Change in net assets from capital transactions	$(157,830)	$(25,145,868)	$(5,555,934)	$(2,150,625)	$(12,708,670)	$(34,084,842)

Share Transactions:
Class A:
Issued	682	11,773	2,429	21,778	4,818	6,369
Reinvested	2,078	4,408	3,361	7,808	2,826	4,099
Redeemed	(27,961)	(68,229)	(37,555)	(122,403)	(9,379)	(428,482)

Net change in Class A	(25,201)	(52,048)	(31,765)	(92,817)	(1,735)	(418,014)

Class B:
Issued					425	7,064
Reinvested					2,054	2,803
Redeemed					(18,593)	(46,737)

Net change in Class B					(16,114)	(36,870)

Class C:
Issued	5,539	18,642	—	—	14,168	54,349
Reinvested	1,197	1,809	12	20	2,807	3,683
Redeemed	(22,236)	(14,950)	—	—	(25,311)	(89,871)

Net change in Class C	(15,500)	5,501	12	20	(8,336)	(31,839)

Class Y:
Issued	1,026,694	1,444,750	322,790	1,449,315	939,642	3,775,621
Reinvested	16,408	31,128	266	286	87,819	115,201
Redeemed	(1,016,669)	(4,049,088)	(838,629)	(1,573,015)	(2,262,975)	(6,801,135)

Net change in Class Y	26,433	(2,573,210)	(515,573)	(123,414)	(1,235,514)	(2,910,313)

Change in shares	(14,268)	(2,619,757)	(547,326)	(216,211)	(1,261,699)	(3,397,036)

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (97.3%)
China (5.8%)
Consumer Discretionary (3.8%)
1,187,000	China Resources Enterprise Ltd.	$3,702,248

Energy (1.1%)
434,000	China Shenhua Energy Co. Ltd.	1,061,791

Financials (0.9%)
431,000	China Merchants Bank Co. Ltd.	929,683

		5,693,722

Hong Kong (24.6%)
Consumer Discretionary (8.0%)
298,000	Cheung Kong Holdings Ltd.	3,923,966
637,200	Li & Fung Ltd.	1,987,424
536,000	Shangri-La Asia Ltd.	1,438,350
148,000	Yue Yuen Industrial Holdings Ltd.	497,630

		7,847,370

Energy (2.5%)
2,866,500	CNOOC Ltd.	2,438,012

Financials (4.2%)
642,000	Hang Lung Group Ltd.	2,195,645
156,000	Wing Hang Bank Ltd.	1,968,234

		4,163,879

Industrials (4.6%)
209,242	Kerry Properties Ltd.	980,948
125,500	Swire Pacific Ltd., Class A	1,441,152
622,500	Swire Pacific Ltd., Class B	1,355,514
470,000	Techtronic Industries Co. Ltd.	722,429

		4,500,043

Real Estate Investment Trusts (0.7%)
293,500	Link REIT	690,986

Telecommunications (2.1%)
4,222,000	China Telecom Corp. Ltd., Class H	2,038,804

Utilities (2.5%)
1,093,000	Hong Kong & China Gas Co. Ltd.	2,427,644

		24,106,738

India (1.9%)
Financials (1.0%)
12,900	HDFC Bank Ltd., ADR	984,528

Information Technology (0.9%)
14,500	Infosys Technologies Ltd., ADR	841,000

		1,825,528

Indonesia (2.0%)
Consumer Discretionary (1.1%)
636,500	PT Astra International, Inc.	1,039,255

Telecommunications (0.9%)
896,000	PT Telekomunikasi Indonesia	930,973

		1,970,228

Shares	Security Description	Value
Common Stocks, continued
Malaysia (10.7%)
Consumer Discretionary (4.4%)
633,900	Astro All Asia Networks PLC	$978,017
306,800	Genting Berhad	3,330,971

		4,308,988

Consumer Staples (3.6%)
676,700	IOI Corp. Berhad	3,557,509

Financials (1.6%)
440,700	Bumiputra-Commerce Holdings Berhad	1,158,412
145,800	Golden Hope Plantations Berhad	270,771
37,400	Sime Darby Berhad	87,623

		1,516,806

Industrials (1.1%)
300,000	Tenaga Nasional Berhad	1,054,286

		10,437,589

Philippines (3.6%)
Financials (1.5%)
112,408	Ayala Corp.	1,448,497

Telecommunications (2.1%)
15,422	Philippine Long Distance Telephone Co.	829,615
23,700	Philippine Long Distance Telephone Co. ADR	1,247,094

		2,076,709

		3,525,206

Singapore (15.8%)
Consumer Staples (3.8%)
1,097,000	Fraser & Neave Ltd.	3,750,977

Financials (5.6%)
130,000	Great Eastern Holdings Ltd.	1,574,834
763,346	Oversea-Chinese Banking Corp. Ltd.	3,927,597

		5,502,431

Industrials (5.8%)
331,000	Keppel Corp. Ltd.	3,858,864
637,000	SembCorp Industries Ltd.	1,775,668

		5,634,532

Telecommunications (0.6%)
318,857	Starhub Ltd	564,863

		15,452,803

South Korea (11.8%)
Consumer Discretionary (4.2%)
17,340	Hyundai Mobis (a)	1,405,996
28,900	LG Corp.	879,899
3,134	Shinsegae Co. Ltd.	1,818,452

		4,104,347

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
South Korea, continued
Financials (3.7%)
9,856	Samsung Fire & Marine Insurance Co. Ltd.	$1,654,887
37,560	Shinhan Financial Group Co. Ltd. (a)	1,963,817

		3,618,704

Information Technology (3.9%)
18,750	S1 Corp.	773,114
5,057	Samsung Electronics Co. Ltd.	3,111,586

		3,884,700

		11,607,751

Taiwan (15.4%)
Consumer Staples (1.7%)
1,802,000	Uni-President Enterprises Corp.	1,642,063

Electrical Components & Equipment (1.9%)
567,250	Delta Electronics, Inc.	1,852,238

Financials (2.3%)
640,000	Cathay Financial Holding Co. Ltd.	1,419,112
1,336,200	E.SUN Financial Holding Co. Ltd.	866,529

		2,285,641

Industrials (1.2%)
713,000	AU Optronics Corp.	946,422
125,000	Formosa Plastics Corp.	210,346

		1,156,768

Information Technology (7.4%)
153,674	Advantech Co. Ltd.	485,453
388,100	Asustek Computer, Inc.	1,025,597
204,371	Hon Hai Precision Industry Co. Ltd.	1,396,740

Shares	Security Description	Value
Common Stocks, continued
Taiwan, continued
Information Technology, continued
610,550	Powertech Technology, Inc.	$2,540,713
901,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,844,584

		7,293,087

Telecommunications (0.9%)
468,180	Chunghwa Telecom Co. Ltd.	898,760

		15,128,557

Thailand (3.4%)
Energy (1.6%)
266,500	PTT PCL	1,530,548

Financials (1.0%)
565,700	Kasikornbank Public Co. Ltd.	1,020,383

Telecommunications (0.8%)
346,300	Advanced Info Service Public Company Ltd.	739,573

		3,290,504

United Kingdom (2.3%)
Financials (2.3%)
75,120	Standard Chartered PLC	2,154,550
3,763	Standard Chartered PLC	107,679

		2,262,229

Total Common Stocks (Cost $72,083,587)		95,300,855

Investment Companies (1.5%)
1,448,318	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	1,448,318

Total Investment Companies (Cost $1,448,318)		1,448,318

Total Investments (Cost $73,531,905) (c)—98.8%		96,749,173
Other assets in excess of liabilities—1.2%		1,167,766

Net Assets—100.0%		$97,916,939

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for federal income tax purposes is $73,712,788. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$23,729,831
Unrealized depreciation	(693,446)

Net unrealized appreciation	$23,036,385

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

See notes to financial statements.

PACIFIC CAPITAL FUNDS

New Asia Growth Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

At January 31, 2007 the Fund’s foreign exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation/ Depreciation
Short:
Malaysia Ringit	2/2/07	370,953	$105,835	$105,987	$(152)
Malaysia Ringit	2/2/07	363,465	103,788	103,847	(59)

Total Short Contracts			$209,623	$209,834	$(211)

Long:
Thailand Baht	2/1/07	407,431	$11,591	$11,758	$167

Total Long Contracts			$11,591	$11,758	$167

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.7%)
Australia (2.3%)
Energy (1.0%)
71,391	Woodside Petroleum Ltd.	$2,069,971

Financials (0.7%)
83,683	Westpac Banking Corp.	1,628,628

Materials (0.6%)
23,275	Rio Tinto Ltd.	1,384,040

		5,082,639

Austria (0.7%)
Financials (0.7%)
20,465	Erste Bank de Oesterreichischen Sparkassen AG	1,591,936

Belgium (0.6%)
Consumer Staples (0.6%)
19,058	InBev NV	1,226,175

Brazil (2.5%)
Energy (1.1%)
25,219	Petroleo Brasileiro SA, ADR	2,478,523

Materials (0.9%)
2,181	Aracruz Celulose SA, ADR	120,806
64,900	Companhia Vale do Rio Doce, ADR	1,864,577

		1,985,383

Utilities (0.5%)
22,700	Companhia Energetica de Minas Gerais SA, ADR	1,094,594

		5,558,500

Canada (3.4%)
Consumer Discretionary (0.6%)
32,500	Loblaw Cos., Ltd.	1,421,271

Energy (1.4%)
48,068	Cameco Corp.	1,832,833
17,492	Suncor Energy, Inc.	1,300,530

		3,133,363

Financials (1.4%)
24,337	IGM Financial, Inc.	1,035,331
57,378	Manulife Financial Corp.	1,934,212

		2,969,543

		7,524,177

Cayman Islands (0.2%)
Consumer Discretionary (0.2%)
3,881	Focus Media Holding Ltd., ADR (a)	320,803

China (1.1%)
Consumer Discretionary (0.5%)
2,712,000	Denway Motors Ltd.	1,142,882

Energy (0.6%)
1,558,000	China Petroleum & Chemical Corp.	1,303,156

		2,446,038

Shares	Security Description	Value
Common Stocks, continued
Denmark (0.9%)
Industrials (0.9%)
46,402	Vestas Wind Systems A/S (a)	$2,048,376

Finland (1.0%)
Consumer Discretionary (0.5%)
59,500	Nokian Renkaat Oyj	1,175,515

Information Technology (0.5%)
49,700	Nokia Oyj, Class A	1,087,475

		2,262,990

France (9.7%)
Consumer Discretionary (1.4%)
11,686	LVMH Moet Hennessy Louis Vuitton SA	1,232,045
45,300	Vivendi Universal SA	1,864,329

		3,096,374

Consumer Staples (1.1%)
41,657	Carrefour SA	2,399,509

Energy (1.3%)
42,382	Total SA, ADR	2,884,095

Financials (2.0%)
36,947	AXA, ADR	1,569,139
15,489	BNP Paribas SA	1,726,854
24,314	Credit Agricole SA	1,041,205

		4,337,198

Industrials (1.0%)
18,027	Electricite de France	1,255,693
8,411	Schneider Electric SA	1,015,559

		2,271,252

Information Technology (1.6%)
17,311	Iliad SA	1,689,725
92,000	STMicroelectronics NV, NY Registered Shares	1,723,160

		3,412,885

Telecommunications (0.8%)
65,800	France Telecom SA	1,817,916

Utilities (0.5%)
21,915	Suez SA	1,074,130

		21,293,359

Germany (3.9%)
Consumer Discretionary (0.9%)
43,897	Adidas-Salomon AG	2,105,207

Financials (0.7%)
34,948	Commerzbank AG	1,474,726

Industrials (0.7%)
9,355	Wacker Chemie AG (a)	1,507,475

Information Technology (1.0%)
46,428	SAP AG, ADR	2,151,473

Utilities (0.6%)
11,907	RWE AG	1,243,862

		8,482,743

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Greece (1.4%)
Consumer Discretionary (0.7%)
33,914	Folli-Follie SA, Registered Shares	$1,392,200

Financials (0.7%)
30,496	National Bank of Greece SA	1,577,777

		2,969,977

Hong Kong (3.4%)
Consumer Discretionary (1.5%)
516,000	Cosco Pacific Ltd.	1,288,843
200,500	Esprit Holdings Ltd.	2,032,737

		3,321,580

Industrials (1.2%)
1,194,000	Datang International Power Generation Co. Ltd.	1,212,811
1,872,000	Johnson Electric Holdings Ltd.	1,361,978

		2,574,789

Telecommunications (0.7%)
526,000	Foxconn International Holdings Ltd. (a)	1,573,217

		7,469,586

India (2.0%)
Financials (0.7%)
20,200	HDFC Bank Ltd., ADR	1,541,664

Information Technology (1.3%)
29,552	Infosys Technologies Ltd., ADR	1,714,016
50,046	Patni Computer Systems Ltd., ADR	1,193,097

		2,907,113

		4,448,777

Indonesia (0.3%)
Financials (0.3%)
2,147,500	PT Bank Mandiri	608,006

Ireland (0.6%)
Financials (0.6%)
67,492	Anglo Irish Bank Corp.	1,366,833

Israel (0.7%)
Health Care (0.7%)
43,072	Teva Pharmaceutical Industries Ltd., ADR	1,511,827

Italy (4.3%)
Energy (2.5%)
55,433	ENI SpA	1,784,340
149,580	Saipem SpA	3,654,996

		5,439,336

Financials (1.8%)
433,027	UniCredito Italiano SpA	4,006,688

		9,446,024

Shares	Security Description	Value
Common Stocks, continued
Japan (16.7%)
Consumer Discretionary (4.0%)
30,500	Denso Corp.	$1,223,438
279,000	Isuzu Motors Ltd.	1,396,619
34,000	Marui Co. Ltd.	418,730
92,500	Nissan Motor Co. Ltd.	1,156,058
76,000	Onward Kashiyama Co. Ltd.	1,012,200
68,000	Sharp Corp.	1,158,130
18,700	Toyota Motor Corp.	1,232,099
14,200	Yamada Denki Co. Ltd.	1,179,214

		8,776,488

Consumer Staples (0.5%)
83,000	Ajinomoto Co., Inc.	1,046,270

Financials (4.4%)
124,000	Bank of Yokohama Ltd. (The)	1,001,989
55,000	Chugoku Bank Ltd. (The)	716,103
185,000	Joyo Bank Ltd. (The)	1,102,395
27,000	Millea Holdings, Inc.	964,446
64,800	Nomura Holdings, Inc.	1,318,449
6,400	ORIX Corp.	1,835,239
155	Sumitomo Mitsui Financial Group, Inc.	1,580,060
112,000	Sumitomo Trust & Banking Co. Ltd. (The)	1,198,342

		9,717,023

Health Care (1.0%)
68,000	Shionogi & Co. Ltd.	1,206,033
16,200	Takeda Pharmaceutical Co. Ltd.	1,056,639

		2,262,672

Industrials (2.6%)
52,300	JS Group Corp.	1,194,153
127,000	NGK Insulators Ltd.	1,922,998
11,500	SMC Corp.	1,639,317
67,000	Sumitomo Corp.	1,039,483

		5,795,951

Information Technology (2.3%)
29,250	Canon, Inc.	1,539,346
22,000	Nidec Corp.	1,555,279
6,700	Nintendo Co. Ltd.	1,976,795

		5,071,420

Materials ( 0.7%)
30,700	Nitto Denko Corp.	1,503,705

Telecommunications ( 0.7%)
199	KDDI Corp.	1,408,470

Utilities ( 0.5%)
289,000	OSAKA Gas Co. Ltd.	1,123,330

		36,705,329

Luxembourg (0.8%)
Telecommunications ( 0.8%)
27,900	Millicom International Cellular SA (a)	1,853,676

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Mexico (1.7%)
Consumer Staples ( 1.1%)
10,600	Fomento Economico Mexicano SA	$1,272,742
28,404	Wal-Mart de Mexico SA de CV, ADR	1,253,139

		2,525,881

Industrials ( 0.6%)
34,800	Cemex SA de CV, ADR	1,231,224

		3,757,105

Netherlands (2.3%)
Consumer Discretionary ( 0.7%)
6,900	Koninklijke (Royal) Philips Electronics NV	268,324
31,271	Koninklijke (Royal) Philips Electronics NV	1,224,260

		1,492,584

Consumer Staples ( 0.6%)
23,400	Royal Numico NV	1,241,145

Financials ( 1.0%)
32,643	ABN AMRO Holding NV	1,042,241
26,473	ING Groep NV	1,157,465

		2,199,706

		4,933,435

Russia (0.9%)
Energy ( 0.3%)
8,996	LUKOIL, ADR	715,182

Materials ( 0.6%)
41,734	Evraz Group SA, GDR (b)	1,160,623

		1,875,805

Singapore (1.9%)
Financials ( 1.2%)
188,000	DBS Group Holdings Ltd.	2,693,761

Industrials ( 0.7%)
121,000	Keppel Corp. Ltd.	1,410,642

		4,104,403

South Africa (0.2%)
Energy ( 0.2%)
14,300	Sasol Ltd.	486,680

South Korea (2.1%)
Consumer Discretionary (0.5%)
16,472	Hyundai Motor Co.	1,174,571

Financials (0.4%)
9,720	Kookmin Bank (a)	773,675

Information Technology (1.2%)
4,431	Samsung Electronics Co. Ltd.	2,726,407

		4,674,653

Shares	Security Description	Value
Common Stocks, continued
Spain (3.3%)
Financials ( 2.3%)
94,781	Banco Bilbao Vizcaya Argentaria SA	$2,353,035
140,684	Banco Santander Central Hispano SA	2,674,929

		5,027,964

Telecommunications (1.0%)
101,048	Telefonica SA	2,205,742

		7,233,706

Sweden (0.5%)
Consumer Discretionary ( 0.5%)
90,000	Eniro AB	1,188,540

Switzerland (10.1%)
Consumer Staples (1.3%)
7,903	Nestle SA	2,900,140

Financials (1.8%)
40,596	Credit Suisse Group	2,868,462
18,026	UBS AG, Registered Shares	1,127,984

		3,996,446

Health Care (3.3%)
66,498	Novartis AG	3,826,857
11,458	Roche Holding AG, Genusschien	2,153,732
9,588	Synthes, Inc.	1,205,344

		7,185,933

Industrials (0.8%)
91,190	ABB Ltd.	1,613,593

Materials (2.9%)
17,700	Ciba Specialty Chemicals AG, Registered Shares	1,180,190
18,860	Holcim Ltd.	1,868,859
18,900	Lonza Group AG, Registered Shares	1,789,214
8,391	Syngenta AG	1,547,540

		6,385,803

		22,081,915

Taiwan (1.1%)
Information Technology (1.1%)
454,738	Taiwan Semiconductor Manufacturing Co. Ltd.	930,968
134,468	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,467,046

		2,398,014

Thailand (0.3%)
Financials (0.3%)
225,300	Bangkok Bank Public Co. Ltd.	728,242

See notes to financial statements.

PACIFIC CAPITAL FUNDS

International Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
United Kingdom (17.8%)
Consumer Discretionary (3.7%)
275,921	British Sky Broadcasting Group PLC	$2,959,549
22,166	Carnival PLC	1,205,318
254,832	Kingfisher PLC	1,197,716
177,900	Reuters Group PLC	1,508,012
523,205	Signet Group PLC	1,233,392

		8,103,987

Consumer Staples (1.2%)
26,380	Reckitt Benckiser PLC	1,269,146
159,463	Tesco PLC	1,309,436

		2,578,582

Financials (7.2%)
137,756	Barclays PLC	2,002,582
174,491	Cattles PLC	1,497,968
115,418	HBOS PLC	2,519,044
82,000	HSBC Holdings PLC	1,494,633
186,000	Man Group PLC	1,953,943
177,260	Michael Page International PLC	1,662,770
345,867	Old Mutual PLC	1,166,955
173,275	Prudential Corp. PLC	2,335,114
27,268	Royal Bank of Scotland Group PLC (The)	1,095,455

		15,728,464

Shares	Security Description	Value
Common Stocks, continued
United Kingdom, continued
Health Care (2.9%)
25,500	AstraZeneca PLC	$1,422,678
72,880	GlaxoSmithKline PLC	1,954,290
269,814	Smith & Nephew PLC	3,035,832

		6,412,800

Information Technology (1.0%)
643,074	ARM Holdings PLC	1,534,918
61,970	Autonomy Corp. PLC (a)	718,260

		2,253,178

Materials (0.8%)
99,934	BHP Billiton PLC	1,861,100

Telecommunications (1.0%)
73,864	Vodafone Group PLC, ADR	2,170,863

		39,108,974

Total Common Stocks (Cost $179,605,199)		216,789,243

Investment Companies (0.9%)
1,948,262	Victory Institutional Money Market Fund, Investor Shares, 5.02% (c)	1,948,262

Total Investment Companies (Cost $1,948,262)		1,948,262

Total Investments (Cost $181,553,461) (d)—99.6%		218,737,505
Other assets in excess of liabilities—0.4%		811,030

Net Assets—100.0%		$219,548,535

(a)	Non-income producing security.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using board approved procedures, has deemed this security to be liquid.
(c)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(d)	Cost for federal income tax purposes is $182,366,761. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$38,751,328
Unrealized depreciation	(2,380,584)

Net unrealized appreciation	$36,370,744

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (90.8%)
Consumer Discretionary (19.7%)
44,500	ABM Industries, Inc.	$1,149,880
7,800	Aeropostale, Inc. (a)	280,332
50,900	AFC Enterprises, Inc. (a)	853,084
97,200	Aftermarket Technology Corp. (a)	2,095,632
19,100	AnnTaylor Stores Corp. (a)	658,950
10,500	Bon-Ton Stores, Inc. (The)	383,250
9,300	Central European Media Enterprises Ltd., Class A (a)	807,147
127,400	Charming Shoppes, Inc. (a)	1,671,488
38,100	Chattem, Inc. (a)	2,188,464
12,800	Christopher & Banks Corp.	227,584
152,500	CKE Restaurants, Inc.	3,014,925
19,000	Deckers Outdoor Corp. (a)	1,107,890
5,100	Dick’s Sporting Goods (a)	262,599
19,100	Domino’s Pizza, Inc.	545,687
7,300	Dress Barn, Inc. (The) (a)	164,031
146,700	DSW, Inc. (a)	5,881,203
71,400	Elizabeth Arden, Inc. (a)	1,349,460
47,800	Entercom Communications Corp.	1,347,482
59,300	FTD Group, Inc. (a)	1,094,678
36,500	Gaylord Entertainment Co. (a)	2,016,990
680,700	Gemstar-TV Guide International, Inc. (a)	2,750,028
11,400	Genesco, Inc. (a)	449,046
90,700	Helen of Troy Ltd. (a)	2,186,777
77,800	Hibbett Sporting Goods, Inc. (a)	2,498,158
270,100	IKON Office Solutions, Inc.	4,024,490
31,800	International Speedway Corp., Class A	1,660,914
82,600	Interstate Hotels & Resorts, Inc. (a)	607,936
128,700	IPC Holdings Ltd.	3,790,215
21,400	ITT Educational Services, Inc. (a)	1,660,640
19,500	J. Crew Group, Inc. (a)	708,435
73,000	Jack-In-The-Box, Inc. (a)	4,510,670
69,900	Jo-Ann Stores, Inc. (a)	1,767,072
65,100	Lee Enterprises, Inc.	2,163,273
211,600	Lions Gate Entertainment Corp. (a)	2,300,092
11,400	Live Nation (a)	281,352
99,300	Lubys Cafeterias, Inc. (a)	1,075,419
136,500	Maidenform Brands, Inc. (a)	2,732,730
6,300	Martha Stewart Living Omnimedia, Inc., Class A	115,983
77,900	Marvel Entertainment, Inc. (a)	2,174,968
73,000	Meredith Corp.	4,304,080
14,300	Metal Management, Inc.	586,872
60,500	Mothers Work, Inc. (a)	2,023,725
12,600	Noble International Ltd.	241,542
73,100	Payless ShoeSource, Inc. (a)	2,481,745
38,400	Perry Ellis International, Inc. (a)	1,155,456
59,500	Phillips Van Heusen	3,281,425
161,500	Prestige Brands Holdings Inc. (a)	2,052,665

Shares	Security Description	Value
Common Stocks, continued
Consumer Discretionary, continued
14,300	Priceline.Com, Inc. (a)	$609,466
20,900	Quiksilver, Inc. (a)	296,989
118,300	Radio One, Inc., Class D (a)	869,505
7,900	RARE Hospitality International, Inc. (a)	249,166
37,400	Sally Beauty Holdings, Inc. (a)	329,120
93,800	Scholastic Corp. (a)	3,315,830
257,200	Scottish Re Group Ltd.	1,208,840
17,600	Select Comfort Corp. (a)	324,544
38,700	Skechers USA, Inc., Class A (a)	1,371,528
7,200	Stanley Furniture Co., Inc.	154,224
23,600	Talbots, Inc. (The)	556,960
97,300	Tempur-Pedic International, Inc. (a)	2,315,740
4,600	Thor Industries, Inc.	194,396
38,400	True Religion Apparel, Inc. (a)	644,352
106,150	Tuesday Morning Corp.	1,768,459
107,800	Warnaco Group, Inc. (The) (a)	3,049,662
30,200	WMS Industries, Inc. (a)	1,197,732
152,800	Wolverine World Wide, Inc.	4,701,656

		103,844,633

Consumer Staples (1.0%)
12,100	Longs Drug Stores Corp.	520,300
24,100	Mannatech, Inc.	388,733
42,200	Ralcorp Holdings, Inc. (a)	2,335,348
44,800	Universal Corp.	2,165,184

		5,409,565

Energy (3.4%)
18,200	Cabot Oil & Gas Corp.	1,180,452
156,900	CMS Energy Corp. (a)	2,618,661
105,200	Covanta Holding Corp. (a)	2,489,032
20,400	Delek US Holdings, Inc.	347,208
7,100	Encore Acquisition Co. (a)	184,245
13,100	Frontier Oil Corp.	372,171
17,800	General Maritime Corp.	649,522
35,800	Grey Wolf, Inc. (a)	244,514
242,600	Headwaters, Inc. (a)	5,511,872
6,200	Hercules Offshore, Inc. (a)	163,928
54,000	Input/Output, Inc. (a)	739,260
3,200	Lone Star Technologies, Inc. (a)	154,720
2,900	Lufkin Industries, Inc.	173,565
19,100	Natco Group, Inc. (a)	663,916
34,100	Pioneer Drilling Co. (a)	432,047
7,600	St. Mary Land & Exploration Co.	273,524
4,600	Swift Energy Co. (a)	203,964
174,600	Syntax-Brillian Corp. (a)	1,381,086
8,600	Trico Marine Services, Inc. (a)	279,758

		18,063,445

Financials (12.2%)
13,100	Advance America Cash Advance Centers, Inc.	182,876
15,200	Advanta Corp., Class B	705,432

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
3,200	Allied World Assurance Holdings Ltd.	$136,320
57,400	Amcore Financial, Inc.	1,938,398
78,100	Apollo Investment Corp.	1,733,820
23,800	Aspen Insurance Holdings Ltd.	609,756
56,540	Associated Banc Corp.	1,929,145
112,350	Brookline Bancorp, Inc.	1,495,378
3,200	Cash America International, Inc.	136,672
267,400	Castlepoint Holdings Ltd. (b)	2,874,550
2,300	City Holding Co.	92,230
61,900	Cohen & Steers, Inc.	3,017,625
34,400	Community Bancorp (a)	1,151,368
10,100	Corus Bankshares, Inc.	215,130
52,200	Cousins Properties, Inc.	2,043,108
9,100	DiamondRock Hospitality	171,535
3,800	eHealth, Inc. (a)	83,752
31,900	Encore Capital Group, Inc. (a)	362,065
62,300	Financial Federal Corp.	1,781,780
8,400	First Cash Financial Services, Inc. (a)	197,232
3,700	First Community Bancorp	197,210
84,600	First Indiana Corp.	2,009,250
3,100	FPIC Insurance Group, Inc. (a)	136,059
19,700	Hersha Hospitality Trust	220,443
19,100	Hilb Rogal & Hobbs Co.	806,975
61,300	Impac Mortgage Holdings, Inc.	528,406
16,300	IndyMac Bancorp, Inc.	633,907
43,100	Integra Bank Corp.	1,067,587
58,500	Intervest Bancshares Corp. (a)	1,775,475
58,700	Jackson Hewitt Tax Service, Inc.	2,146,659
77,600	Knight Capital Group, Inc. (a)	1,402,232
103,195	Macatawa Bank Corp.	2,026,750
19,900	MAF Bancorp, Inc.	894,306
9,400	Maguire Properties, Inc.	408,430
42,018	Marshall & Ilsley Corp.	1,977,367
208,100	MCG Capital Corp.	4,114,137
40,530	Mercantile Bank Corp.	1,416,118
14,300	National Financial Partners Corp.	702,130
51,300	Navigators Group, Inc. (a)	2,451,627
62,000	Oak Hill Financial, Inc.	1,709,340
75,700	PHH Corp. (a)	2,214,982
24,000	Pinnacle Financial Partners, Inc. (a)	763,680
8,000	Preferred Bank	523,040
93,129	Provident Bankshares Corp.	3,300,492
29,400	Strategic Hotels & Resorts, Inc.	632,688
6,700	Sunstone Hotel Investors, Inc.	189,543
120,300	TNS, Inc. (a)	2,060,739
125,100	Tower Group, Inc.	4,203,360
133,600	United Panam Financial Corp. (a)	1,877,080
24,000	Whitney Holding Corp.	759,360
12,800	World Acceptance Corp. (a)	563,328

		64,570,872

Shares	Security Description	Value
Common Stocks, continued
Health Care (6.3%)
32,600	Acadia Pharmaceuticals, Inc. (a)	$233,416
62,600	Alkermes, Inc. (a)	933,992
7,000	Allscripts Healthcare Solutions, Inc. (a)	214,200
42,300	Applera Corporation—Celera Genomics Group (a)	670,878
173,800	Bradley Pharmaceuticals, Inc. (a)	3,495,118
57,200	Centene Corp. (a)	1,425,424
11,100	Cerner Corp. (a)	498,723
9,600	Cholestech Corp. (a)	161,568
71,200	CV Therapeutics, Inc. (a)	960,488
30,700	Cytokinetics, Inc. (a)	242,837
68,100	Encysive Pharmaceuticals, Inc. (a)	228,135
79,000	Healthspring, Inc. (a)	1,553,930
129,509	Healthtronics, Inc. (a)	835,333
36,100	Human Genome Sciences, Inc. (a)	425,258
7,500	Immucor, Inc. (a)	236,550
26,600	Incyte Pharmaceuticals, Inc. (a)	197,638
12,400	ISIS Pharmaceuticals, Inc. (a)	128,836
38,000	LifePoint Hospitals, Inc. (a)	1,291,240
9,300	Magellan Health Services, Inc. (a)	379,533
12,200	Medarex, Inc. (a)	164,334
9,000	Mentor Corporation	458,910
67,400	MGI Pharma, Inc. (a)	1,295,428
66,000	NBTY, Inc. (a)	3,422,100
15,200	Neurogen Corp. (a)	91,656
105,730	NPS Pharmaceuticals, Inc. (a)	412,347
18,500	Onyx Pharmaceuticals, Inc. (a)	219,225
7,800	OSI Pharmaceuticals, Inc. (a)	265,356
58,800	Pain Therapeutics, Inc. (a)	529,788
16,200	Palomar Medical Technologies (a)	806,112
42,100	Perrigo Co.	727,488
15,200	Pharmion Corp. (a)	484,120
42,200	Regeneron Pharmaceuticals, Inc. (a)	839,358
79,400	RehabCare Group, Inc. (a)	1,205,292
9,000	Renovis, Inc. (a)	31,140
33,000	Rigel Pharmaceuticals, Inc. (a)	374,550
13,800	Salix Pharmaceuticals Ltd. (a)	195,960
50,200	Sierra Health Services, Inc. (a)	2,018,040
21,300	Sonus Pharmaceuticals, Inc. (a)	121,836
25,000	STERIS Corp.	646,000
15,400	TriZetto Group, Inc. (The) (a)	319,396
6,400	Universal Health Services	370,752
156,734	Vistacare, Inc., Class A (a)	1,504,647
5,800	WellCare Health Plans, Inc. (a)	449,384
2,700	West Pharmaceutical Services	131,031
12,300	Wright Medical Group, Inc. (a)	269,247
3,400	Zoll Medical Corp. (a)	213,248
101,034	Zymogenetics Inc. (a)	1,611,492

		33,291,334

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Industrials (14.1%)
104,500	AAR Corp. (a)	$3,113,055
27,200	Acuity Brands, Inc.	1,577,872
6,000	Advisory Board Co. (The) (a)	337,860
17,300	American Commercial Lines, Inc. (a)	1,218,612
17,400	American Woodmark Corp.	782,304
8,900	Applied Industrial Technologies	218,050
4,400	Armor Holdings, Inc. (a)	266,200
8,000	Ceradyne, Inc. (a)	432,640
150,900	CF Industries Holdings, Inc.	4,602,450
153,300	Champion Enterprises, Inc. (a)	1,258,593
42,400	Cognex Corp.	925,168
7,200	COMSYS IT Partners, Inc. (a)	155,808
43,300	Corrections Corp. of America (a)	2,109,576
25,100	Cymer, Inc. (a)	1,059,973
83,200	Dycom Industries, Inc. (a)	1,882,816
15,900	EnPro Industries, Inc. (a)	525,495
11,700	Freightcar America, Inc.	679,887
65,100	Gardner Denver Machinery, Inc. (a)	2,509,605
367,700	Genesis Microchip, Inc. (a)	2,908,507
15,700	Graco, Inc.	640,089
79,500	Griffon Corp. (a)	2,047,920
6,700	Heidrick & Struggles International, Inc. (a)	292,589
38,100	Horizon Lines, Inc., Class A	1,133,475
106,000	Horizon Offshore, Inc. (a)	1,780,800
21,400	Hub Group, Inc. (a)	639,004
13,700	Insteel Industries, Inc.	228,653
154,000	IXYS Corp. (a)	1,387,540
98,400	Kaydon Corp.	4,241,040
36,300	Kennametal, Inc.	2,243,340
43,000	Knight Transportation, Inc.	808,400
89,600	Korn/Ferry International (a)	2,139,648
10,700	Lamson & Sessions Co. (a)	279,163
7,200	Lennox International, Inc.	218,448
3,700	McGrath Rentcorp	113,331
43,100	Mine Safety Appliances Co.	1,652,885
158,800	Nalco Holding Co. (a)	3,650,812
13,500	Nordson Corp.	698,220
129,400	Northgate Minerals Corp. (a)	483,956
52,400	Penn Virginia Corp.	3,839,872
52,800	Regal Beloit	2,656,896
10,400	Resources Connection, Inc. (a)	326,560
78,100	Semtech Corp. (a)	1,069,970
243,600	Silicon Motion Technology Corp. ADR (a)	4,489,548
15,100	Steelcase, Inc.	295,809
9,200	Sun Hydraulic Corp.	195,684
57,800	Superior Energy Services, Inc. (a)	1,752,496
17,700	Tennant Co.	547,284
13,100	Timken Co. (The)	374,791
5,300	Toro Co. (The)	271,731
5,500	United Industrial Corp.	277,805

Shares	Security Description	Value
Common Stocks, continued
Industrials, continued
2,600	United Rentals, Inc. (a)	$66,950
57,500	URS Corp. (a)	2,470,775
67,200	Wabtec Corp.	2,151,744
51,800	Walter Industries, Inc.	1,459,724
20,000	Watson Wyatt & Company Holdings	885,800

		74,377,223

Information Technology (18.4%)
382,100	3com Corp. (a)	1,490,190
15,200	Acxiom Corp.	345,040
56,100	Advanced Energy Industries (a)	972,213
138,400	Aeroflex, Inc. (a)	1,655,264
78,300	Amkor Technology, Inc. (a)	824,499
3,100	Ansoft Corp. (a)	86,614
6,600	ANSYS, Inc. (a)	329,274
77,900	Arris Group, Inc. (a)	1,107,738
22,300	Atmel Corp. (a)	133,354
90,500	Avocent Corp. (a)	3,125,870
87,700	Benchmark Electronics, Inc. (a)	1,986,405
82,200	Blackbaud, Inc.	1,970,334
583,300	Brocade Communications Systems, Inc., Class A (a)	5,004,714
256,800	ChipMOS TECHNOLOGIES LTD. ADR (a)	1,859,232
47,000	Cirrus Logic, Inc. (a)	348,740
68,900	Comtech Telecommunications Corp. (a)	2,480,400
27,300	CSG Systems International, Inc. (a)	684,684
13,200	Diodes, Inc. (a)	484,044
35,500	Eagle Test Systems, Inc. (a)	513,685
190,100	EFJ, Inc. (a)	1,247,056
21,100	eFunds Corp. (a)	563,792
60,050	Electronics for Imaging, Inc. (a)	1,384,152
99,100	Emulex Corporation (a)	1,759,025
10,900	FactSet Research Systems, Inc.	633,072
52,400	FARO Technologies, Inc. (a)	1,298,472
100,700	Foundry Networks, Inc. (a)	1,457,129
17,700	Gevity HR, Inc.	390,639
50,900	Global Imaging Systems, Inc. (a)	979,825
89,000	Harmonic, Inc. (a)	805,450
13,300	Henry(Jack) & Associates	283,822
10,700	Imergent, Inc. (a)	214,107
76,200	infoUSA, Inc.	915,162
8,500	Interdigital Communitcations (a)	294,865
246,300	Interwoven, Inc. (a)	3,866,910
28,600	J2 Global Communications, Inc. (a)	757,328
18,600	Komag, Inc. (a)	634,632
68,500	Kronos, Inc. (a)	2,603,000
111,100	Lightbridge, Inc. (a)	1,783,155
57,300	Mantech International Corp. (a)	1,955,076
137,400	Mattson Technology, Inc. (a)	1,196,754
101,600	Mentor Graphics Corp. (a)	1,889,760
179,300	Methode Electronics, Inc.	1,974,093

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
26,200	Micrel, Inc. (a)	$264,882
39,400	Microstrategy, Inc., Class A (a)	4,783,948
22,500	MoneyGram International, Inc.	674,775
4,500	MTS Systems Corp.	192,465
22,900	Net 1 UEPS Technologies, Inc. (a)	620,590
91,500	Novatel, Inc. (a)	3,774,375
25,700	Orbotech Ltd. (a)	615,258
15,700	Parametric Technology Corp. (a)	311,174
21,600	Perot Systems Corp., Class A (a)	352,944
6,100	Plexus Corp. (a)	102,480
5,400	Polycom, Inc. (a)	181,548
243,900	Power-One (a)	1,802,421
79,400	Progress Software Corp. (a)	2,255,754
32,400	Rofin-Sinar Technologies, Inc. (a)	2,119,932
32,700	Rogers Corp. (a)	1,689,936
44,500	Sigma Designs, Inc. (a)	1,077,345
81,400	Silocon Image, Inc. (a)	984,126
69,900	Skyworks Solutions, Inc. (a)	459,243
330,600	Sonicwall, Inc. (a)	2,786,958
11,600	Sybase, Inc. (a)	300,324
6,900	Sykes Enterprises, Inc. (a)	100,809
160,400	Teletech Holdings, Inc. (a)	4,322,780
401,700	TIBCO Software, Inc. (a)	3,727,776
59,600	Transaction Systems Architects, Inc. (a)	2,154,540
16,200	Travelzoo, Inc. (a)	495,072
7,300	Trident Microsystems, Inc. (a)	152,351
14,000	TTM Technologies, Inc. (a)	149,940
32,800	United Online, Inc.	460,512
23,100	Varian Semiconductor Equipment (a)	950,565
23,000	Vishay Intertechnology, Inc. (a)	302,220
28,600	Volt Information Sciences, Inc. (a)	1,011,296
220,300	webMethods, Inc. (a)	1,658,859
60,800	Witness Systems, Inc. (a)	1,376,512
10,000	Wright Express Corp. (a)	308,700

		96,811,980

Materials (7.6%)
31,800	A. Schulman, Inc.	663,984
101,900	Belden CDT, Inc.	4,407,175
161,900	Building Materials Holding Corp.	3,858,077
5,600	Carpenter Technology Corp.	655,760
70,900	Century Aluminum Co. (a)	3,231,622
10,200	Chaparral Steel Co.	523,056
25,500	Cleveland Cliffs, Inc.	1,393,830
136,700	Commercial Metals Co.	3,705,937
7,100	Eagle Materials, Inc., Class A	350,669
8,000	Greif, Inc., Class A	914,480
152,900	Hercules, Inc. (a)	2,998,369
25,400	Infrasource Services, Inc. (a)	539,750
85,596	Mueller Water Products, Inc., Class B (a)	1,162,394

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
76,800	OM Group, Inc. (a)	$3,752,448
87,600	Packaging Corp of America	2,000,784
5,300	Pioneer Companies, Inc. (a)	158,682
61,500	Quanex Corp.	2,410,185
14,200	RTI International Metals, Inc. (a)	1,160,850
6,300	Schweitzer-Mauduit International, Inc.	153,027
44,800	Spartech Corp.	1,255,296
339,800	USEC, Inc. (a)	4,607,688

		39,904,063

Real Estate Investment Trusts (4.0%)
142,100	Ashford Hospitality Trust	1,749,251
12,800	Capital Trust, Class A	634,880
35,100	Cedar Shopping Centers, Inc.	587,925
35,400	Equity One, Inc.	981,996
95,400	JER Investors Trust, Inc.	1,953,792
76,700	JER Investors Trust, Inc. (c)	1,570,816
104,400	Kohlberg Kravis Roberts & Co.	2,825,064
27,200	Nationwide Health Properties, Inc.	906,304
73,400	Newcastle Investment Corp.	2,379,628
255,800	NorthStar Realty Finance Corp.	4,514,870
37,800	Pennsylvania Real Estate Investment Trust	1,614,060
34,500	Washington Real Estate Investment Trust	1,474,875

		21,193,461

Telecommunications (1.3%)
64,100	Adtran, Inc.	1,420,456
7,000	Atlantic Tele-Network, Inc.	210,280
171,500	Carrier Access Corp. (a)	987,840
20,600	CT Communications, Inc.	503,258
20,600	Golden Telecom, Inc.	1,066,668
7,700	NeuStar, Inc., Class A (a)	237,853
193,700	Sinclair Broadcast Group, Inc., Class A	2,279,849
13,800	Syniverse Holdings Inc. (a)	202,584

		6,908,788

Transportation (1.4%)
405,900	ABX Air, Inc. (a)	2,772,297
112,800	ExpressJet Holdings, Inc. (a)	880,968
279,550	Quintana Maritime Ltd. ADR (c)	3,575,445

		7,228,710

Utilities (1.4%)
100,400	El Paso Electric Co. (a)	2,439,720
70,300	Forest Oil Corp. (a)	2,243,976
95,800	UGI Corp.	2,625,878

		7,309,574

Total Common Stocks (Cost $423,070,925)		478,913,648

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Small Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Depositary Receipts (1.9%)
120,600	iShares Russell 2000 Value Index Fund	$9,792,720

Total Depositary Receipts (Cost $7,089,315)		9,792,720

U.S. Treasury Obligations (0.0%)
$100,000	US Treasury Bills, 5.13%, 3/22/07 (d)(e)	99,333

Total U.S. Treasury Obligations (Cost $98,804)		99,333

Cash Sweep (3.4%)
18,008,582	Bank of New York Cash Reserve Fund, 2.40% (f)	18,008,582

Total Cash Sweep (Cost $18,008,582)		18,008,582

Total Investments (Cost $448,267,626) (g)—96.1%		506,814,283
Other assets in excess of liabilities—3.9%		20,568,369

Net Assets—100.0%		$527,382,652

(a)	Non-income producing security.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using board approved procedures, has deemed this security to be illiquid.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser, using board approved procedures, has deemed these securities to be liquid.
(d)	Rate disclosed represents effective yield at purchase.
(e)	Serves as collateral for futures contracts.
(f)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(g)	Cost for federal income tax purposes is $450,289,579. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$70,515,959
Unrealized depreciation	(13,991,255)

Net unrealized appreciation	$56,524,704

ADR—American Depositary Receipt

Open Futures Contracts at January 31, 2007:

Description	Type	Expiration Month	Contracts	Unrealized Appreciation
Russell 2000 Index	Long	3/2007	203	$139,122

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.4%)
Consumer Discretionary (18.0%)
7,500	Abercrombie & Fitch Co., Class A	$596,550
5,800	Aeropostale, Inc. (a)	208,452
2,900	Alberto-Culver Co.	66,323
30,600	American Eagle Outfitters, Inc.	990,828
15,100	AnnTaylor Stores Corp. (a)	520,950
10,600	Assurant, Inc.	589,148
6,900	Autoliv, Inc.	416,346
18,350	Brinker International, Inc.	578,942
13,900	Darden Restaurants, Inc.	544,046
20,400	Dillard’s, Inc., Class A	700,536
6,200	Dollar Tree Stores, Inc. (a)	195,052
10,400	Estee Lauder Cos., Inc., Class A	494,000
8,700	Expedia, Inc. (a)	186,615
19,800	Furniture Brands International, Inc.	330,066
7,000	Goodyear Tire & Rubber Co. (The) (a)	172,830
7,300	Hasbro, Inc.	207,320
4,100	Herman Miller, Inc.	154,160
6,100	ITT Educational Services, Inc. (a)	473,360
8,300	Manpower, Inc.	605,319
5,300	Marvel Entertainment, Inc. (a)	147,976
4,400	Men’s Wearhouse, Inc. (The)	188,936
500	NVR, Inc. (a)	346,260
21,700	Payless ShoeSource, Inc. (a)	736,715
4,200	Polo Ralph Lauren Corp.	344,610
5,500	R.R. Donnelley & Sons Co.	204,050
14,200	Rent-A-Center, Inc. (a)	418,332
4,600	Scholastic Corp. (a)	162,610
9,500	Sherwin-Williams Co. (The)	656,450

		11,236,782

Consumer Staples (1.7%)
1,700	Energizer Holdings, Inc. (a)	144,891
5,900	Hansen Natural Corp. (a)	224,731
9,300	Hormel Foods Corp.	352,470
6,700	McCormick & Co., Inc.	261,568
2,000	Universal Corp.	96,660

		1,080,320

Energy (10.0%)
20,000	Allegheny Energy, Inc. (a)	930,400
7,300	AVX Corp.	105,485
9,000	Cimarex Energy Co.	337,320
8,900	Energy East Corp.	213,778
6,800	ENSCO International, Inc.	345,916
6,200	Frontier Oil Corp.	176,142
1,900	Holly Corp.	100,111
15,300	Noble Energy, Inc.	817,173
22,000	Patterson-UTI Energy, Inc.	531,300
10,800	Pepco Holdings, Inc.	276,264
19,900	TECO Energy, Inc.	337,504
11,600	Tesoro Corp.	955,724
15,300	Tidewater, Inc.	789,021
7,300	Unit Corp. (a)	353,904

		6,270,042

Shares	Security Description	Value
Common Stocks, continued
Financials (15.3%)
9,300	A.G. Edwards, Inc.	$615,753
24,250	American Financial Group, Inc.	856,510
19,200	AmeriCredit Corp. (a)	521,088
20,400	CB Richard Ellis Group, Inc., Class A (a)	767,244
4,600	City National Corp.	330,878
9,900	Compass Bancshares, Inc.	602,910
2,900	Cullen/Frost Bankers, Inc.	155,237
4,800	Deluxe Corp.	143,616
5,600	First American Corp.	237,328
6,950	First Marblehead Corp. (The)	378,080
3,700	FirstMerit Corp.	83,324
11,700	Global Payments, Inc.	441,792
4,100	Hospitality Properties Trust	200,080
3,400	IndyMac Bancorp, Inc.	132,226
2,700	Investors Financial Services Corp.	126,279
9,000	Leucadia National Corp.	246,240
8,950	Mercantile Bankshares Corp.	421,635
5,100	Nationwide Financial Services, Inc.	278,715
7,100	New Century Financial Corp.	214,917
1,900	Philadelpia Consolidated Holding Corp. (a)	85,614
16,100	PMI Group, Inc. (The)	769,902
9,300	Radian Group, Inc.	560,046
4,000	SL Green Realty Corp.	586,320
1,800	SVB Financial Group (a)	83,970
17,650	W. R. Berkley Corp.	584,038
3,700	Wilmington Trust Corp.	155,141

		9,578,883

Health Care (10.7%)
5,400	Alpharma, Inc., Class A	148,770
21,200	Applera Corp.	736,912
2,600	C. R. Bard, Inc.	214,552
7,000	Charles River Laboratories International, Inc. (a)	315,000
5,825	Coventry Health Care, Inc. (a)	300,279
2,900	DENTSPLY International, Inc.	89,436
5,000	Endo Pharmaceuticals Holdings, Inc. (a)	153,600
17,200	Health Net, Inc. (a)	837,812
4,900	Hillenbrand Industries, Inc.	279,349
11,700	ImClone Systems, Inc. (a)	344,682
10,000	Kinetic Concepts, Inc. (a)	491,900
7,300	King Pharmaceuticals, Inc. (a)	130,378
8,400	Lincare Holdings, Inc. (a)	330,540
6,700	Manor Care, Inc.	356,708
41,400	Millennium Pharmaceuticals (a)	459,540
1,900	Pediatrix Medical Group, Inc. (a)	99,826
9,000	Sierra Health Services, Inc. (a)	361,800
11,300	STERIS Corp.	291,992
13,300	Techne Corp. (a)	771,932

		6,715,008

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Industrials (9.0%)
2,200	Carlisle Cos., Inc.	$179,168
7,700	Cummins, Inc.	1,036,112
3,100	Granite Construction, Inc.	166,036
1,300	Jacobs Engineering Group, Inc. (a)	117,715
10,000	Joy Global, Inc.	464,700
6,000	Kennametal, Inc.	370,800
3,400	Manitowoc Company, Inc. (The)	176,324
7,600	Precision Castparts Corp.	675,564
13,000	Republic Services, Inc., Class A	562,250
7,900	Ryland Group, Inc.	443,822
1,900	SPX Corp.	133,361
16,600	Terex Corp. (a)	944,374
2,100	Thomas & Betts Corp. (a)	100,569
4,700	Timken Co. (The)	134,467
22,200	Triquint Semiconductor (a)	104,340

		5,609,602

Information Technology (13.1%)
23,800	Avnet, Inc. (a)	738,990
18,900	BMC Software, Inc. (a)	649,971
19,600	Brocade Communications Systems, Inc., Class A (a)	168,168
15,400	Cadence Design Systems, Inc. (a)	291,060
8,400	CSG Systems International, Inc. (a)	210,672
5,000	Dun & Bradstreet Corp. (The) (a)	425,000
8,850	FactSet Research Systems, Inc.	514,008
10,700	Ingram Micro, Inc. (a)	208,757
8,000	Integrated Device Technology, Inc. (a)	121,040
31,300	Intersil Corp., Class A	737,428
2,200	Lam Research Corp. (a)	100,782
63,600	LSI Logic Corp. (a)	597,840
10,600	MEMC Electronic Materials, Inc. (a)	555,440
13,500	Mentor Graphics Corp. (a)	251,100
10,500	MoneyGram International, Inc.	314,895
16,000	OmniVision Technologies, Inc. (a)	184,640
14,400	Polycom, Inc. (a)	484,128
19,500	Sybase, Inc. (a)	504,855
27,300	Vishay Intertechnology, Inc. (a)	358,722
13,300	Websense, Inc. (a)	287,945
26,100	Western Digital Corp. (a)	511,560

		8,217,001

Materials (6.5%)
13,500	Ashland, Inc.	938,925
2,700	FMC Corp.	210,195
12,200	Louisiana-Pacific Corp.	279,502
5,400	Lubrizol Corp. (The)	278,208
9,700	Lyondell Chemical Co.	306,714
4,100	Rayonier, Inc.	177,120
5,400	Reliance Steel & Aluminum Co.	224,856
2,400	Snap-on, Inc.	115,704
5,200	Sonoco Products Co.	200,200
23,400	Steel Dynamics, Inc.	917,514
1,600	United States Steel Corp.	133,584

Shares	Security Description	Value
Common Stocks, continued
Materials, continued
2,800	Waters Corp. (a)	$158,732
4,300	Westlake Chemical Corp.	142,674

		4,083,928

Real Estate (0.3%)
5,100	Realogy Corp. (a)	152,490

Real Estate Investment Trusts (3.6%)
4,100	Camden Property Trust	321,440
9,900	CBL & Associates Properties, Inc.	464,607
3,400	Colonial Properties Trust	167,110
15,000	Highwoods Properties, Inc.	655,500
2,700	Mack-Cali Realty Corp.	150,228
9,100	New Plan Excel Realty Trust	264,992
2,800	Regency Centers Corp.	243,880

		2,267,757

Telecommunications (2.1%)
6,400	Belo Corp.	119,808
5,300	CenturyTel, Inc.	237,652
9,628	Ciena Corp. (a)	270,451
7,200	Commscope, Inc. (a)	232,632
2,500	Telephone & Data Systems, Inc.	139,875
29,500	Tellabs, Inc. (a)	297,065

		1,297,483

Transportation (4.7%)
27,300	ArvinMeritor, Inc.	525,525
10,800	C.H. Robinson Worldwide, Inc.	572,940
16,500	Continental Airlines, Inc., Class B (a)	684,585
8,700	Overseas Shipholding Group, Inc.	540,531
6,500	Ryder System, Inc.	354,510
6,200	UAL Corp. (a)	267,840

		2,945,931

Utilities (4.4%)
12,900	Alliant Energy Corp.	468,915
4,500	IDACORP, Inc.	166,275
14,450	MDU Resources Group, Inc.	373,532
6,100	NICOR, Inc.	277,550
7,200	NSTAR	240,480
5,900	OGE Energy Corp.	228,448
8,900	ONEOK, Inc.	381,899
4,200	Pinnacle West Capital Corp.	204,918
9,300	Wisconsin Energy Corp.	433,008

		2,775,025

Total Common Stocks (Cost $53,525,038)		62,230,252

Investment Companies (0.6%)
372,638	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	372,638

Total Investment Companies (Cost $372,638)		372,638

Total Investments (Cost $53,897,676) (c)—100.0%		62,602,890
Other assets in excess of liabilities—0.0%		17,881

Net Assets—100.0%		$62,620,771

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Mid-Cap Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for federal income tax purposes is $54,029,790. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$9,887,789
Unrealized depreciation	(1,314,689)

Net unrealized appreciation	$8,573,100

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.5%)
Consumer Discretionary (16.5%)
12,950	Abercrombie & Fitch Co., Class A	$1,030,043
31,140	American Eagle Outfitters, Inc.	1,008,313
29,680	Avon Products, Inc.	1,020,695
5,900	Brown-Forman Corp.	386,981
36,220	Colgate-Palmolive Co.	2,473,826
28,110	CVS Corp.	945,902
10,350	Estee Lauder Cos., Inc., Class A	491,625
35,920	Harley-Davidson, Inc.	2,452,258
27,380	IAC/InterActiveCorp (a)	1,051,392
9,320	International Flavors & Fragrances, Inc.	451,834
30,750	J.C. Penney Co., Inc.	2,498,130
17,850	Kohl’s Corp. (a)	1,265,743
7,730	Manpower, Inc.	563,749
45,710	McDonald’s Corp.	2,027,238
17,820	McGraw-Hill Cos., Inc. (The)	1,195,366
56,530	Office Depot, Inc. (a)	2,113,657
17,100	Omnicom Group, Inc.	1,798,920
8,280	Polo Ralph Lauren Corp.	679,374
11,590	Sherwin-Williams Co. (The)	800,869
17,960	Time Warner, Inc.	392,785
25,280	TJX Cos., Inc. (The)	747,530
4,830	Wal-Mart Stores, Inc.	230,343

		25,626,573

Consumer Staples (8.7%)
26,730	Altria Group, Inc.	2,335,935
6,820	Archer-Daniels-Midland Co.	218,240
24,830	ConAgra Foods, Inc.	638,379
65,710	Kraft Foods, Inc.	2,294,593
9,420	Molson Coors Brewing Co., Class B	761,136
59,414	PepsiCo, Inc.	3,876,169
47,817	Procter & Gamble Co. (The)	3,101,889
3,670	Reynolds American, Inc.	236,715

		13,463,056

Energy (13.5%)
23,750	ConocoPhillips	1,577,238
13,970	Devon Energy Corp.	979,157
446	Dynegy, Inc., Class A	3,144
16,150	ENSCO International, Inc.	821,551
112,650	Exxon Mobil Corp.	8,347,365
44,510	Halliburton Co.	1,314,825
29,340	Marathon Oil Corp.	2,650,576
17,960	NiSource, Inc.	427,448
21,940	Occidental Petroleum Corp.	1,017,138
27,620	Patterson-UTI Energy, Inc.	667,023
17,680	Sunoco, Inc.	1,116,138
39,520	Valero Energy Corp.	2,145,146

		21,066,749

Financials (11.7%)
11,670	ACE Ltd.	674,293
13,630	Bank of America Corp.	716,665
9,520	CB Richard Ellis Group, Inc., Class A (a)	358,047

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
23,070	Chubb Corp. (The)	$1,200,563
17,130	CIGNA Corp.	2,268,012
15,980	CIT Group, Inc.	942,181
12,410	Countrywide Financial Corp.	539,587
10,780	Goldman Sachs Group, Inc. (The)	2,287,085
20,270	JPMorgan Chase & Co.	1,032,351
11,070	Lehman Brothers Holdings, Inc.	910,397
8,540	MasterCard, Inc., Class A	952,637
8,820	MGIC Investment Corp.	544,370
16,710	Morgan Stanley	1,383,421
14,480	Principal Financial Group, Inc.	892,113
18,530	Radian Group, Inc.	1,115,876
16,620	SAFECO, Inc.	1,063,846
24,960	St. Paul Travelers Cos., Inc. (The)	1,269,216

		18,150,660

Health Care (16.4%)
51,040	Aetna, Inc.	2,151,847
38,950	AmerisourceBergen Corp.	2,040,201
31,270	Amgen, Inc. (a)	2,200,470
50,390	Applera Corp.	1,751,556
24,610	Becton, Dickinson & Co.	1,893,493
21,150	Biogen Idec, Inc. (a)	1,022,391
7,850	C. R. Bard, Inc.	647,782
101,780	Johnson & Johnson	6,798,904
6,860	McKesson, Inc.	382,445
49,930	Merck & Co., Inc.	2,234,368
97,650	Pfizer, Inc.	2,562,336
43,060	UnumProvident Corp.	947,320
6,060	WellPoint, Inc. (a)	474,983
9,140	Wyeth	451,607

		25,559,703

Industrials (6.7%)
35,580	Emerson Electric Co.	1,600,033
12,470	General Motors Corp.	409,515
14,660	Honeywell International, Inc.	669,815
28,440	Lockheed Martin Corp.	2,764,083
24,360	Northrop Grumman Corp.	1,728,098
34,910	Rockwell Automation, Inc.	2,136,841
12,640	Terex Corp. (a)	719,090
3,740	Textron, Inc.	348,456

		10,375,931

Information Technology (20.2%)
8,590	Advanced Micro Devices, Inc. (a)	133,575
10,470	Affiliated Computer Services, Inc. (a)	512,925
47,390	BEA Systems, Inc. (a)	584,319
8,910	BMC Software, Inc. (a)	306,415
159,060	Cisco Systems, Inc. (a)	4,229,405
29,180	Computer Sciences Corp. (a)	1,530,783
82,550	Electronic Data Systems Corp.	2,171,890
21,970	Fiserv, Inc. (a)	1,154,963
2,700	Google, Inc., Class A (a)	1,353,510

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth Stock Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Information Technology, continued
62,350	Hewlett-Packard Co.	$2,698,508
52,590	International Business Machines Corp.	5,214,298
43,330	LSI Logic Corp. (a)	407,302
201,040	Microsoft Corp.	6,204,094
104,340	Motorola, Inc.	2,071,149
56,920	NVIDIA Corp. (a)	1,744,598
69,110	Oracle Corp. (a)	1,185,928

		31,503,662

Materials (2.5%)
4,680	Ashland, Inc.	325,494
19,640	Hercules, Inc. (a)	385,140
19,940	Nucor Corp.	1,286,928
24,540	Pactiv Corp. (a)	796,078
5,250	Snap-On, Inc.	253,102
10,590	United States Steel Corp.	884,159

		3,930,901

Telecommunications (0.4%)
7,090	CenturyTel, Inc.	317,916
45,400	Qwest Communications International, Inc. (a)	370,010

		687,926

Shares	Security Description	Value
Common Stocks, continued
Transportation (1.5%)
41,690	AMR Corp. (a)	$1,544,615
55,510	Southwest Airlines Co.	838,201

		2,382,816

Utilities (0.4%)
10,550	TXU Corp.	570,544

Total Common Stocks (Cost $146,233,168)		153,318,521

Investment Companies (1.6%)
2,390,805	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	2,390,805

Total Investment Companies (Cost $2,390,805)		2,390,805

Total Investments (Cost $148,623,973) (c)—100.1%		155,709,326
Liabilities in excess of other assets—(0.1)%		(91,987)

Net Assets—100.0%		$155,617,339

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for federal income tax purposes is $149,672,285. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$7,865,313
Unrealized depreciation	(1,828,272)

Net unrealized appreciation	$6,037,041

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.3%)
Consumer Discretionary (12.4%)
20,850	Abercrombie & Fitch Co., Class A	$1,658,409
37,180	Colgate-Palmolive Co.	2,539,394
39,090	CVS Corp.	1,315,379
21,090	Darden Restaurants, Inc.	825,463
34,450	IAC/InterActiveCorp (a)	1,322,880
36,110	J.C. Penney Co., Inc.	2,933,576
65,565	McDonald’s Corp.	2,907,808
11,040	McGraw-Hill Cos., Inc. (The)	740,563
55,550	Office Depot, Inc. (a)	2,077,014
12,970	Omnicom Group, Inc.	1,364,444
77,530	Time Warner, Inc.	1,695,581
46,060	Walt Disney Co. (The)	1,619,930

		21,000,441

Consumer Staples (5.9%)
23,940	Altria Group, Inc.	2,092,117
40,180	Archer-Daniels-Midland Co.	1,285,760
39,850	Kraft Foods, Inc.	1,391,562
50,275	PepsiCo, Inc.	3,279,941
18,421	Procter & Gamble Co. (The)	1,194,970
10,530	Reynolds American, Inc.	679,185

		9,923,535

Energy (10.4%)
60,160	ConocoPhillips	3,995,226
44,120	Devon Energy Corp.	3,092,371
437	Dynegy, Inc., Class A	3,081
59,630	Exxon Mobil Corp.	4,418,583
36,820	Halliburton Co.	1,087,663
28,800	Marathon Oil Corp.	2,601,792
51,870	NiSource, Inc.	1,234,506
53,170	Patterson-UTI Energy, Inc.	1,284,055

		17,717,277

Financials (21.2%)
108,820	Bank of America Corp.	5,721,756
16,990	Bear Stearns Cos., Inc. (The)	2,800,802
85,750	Citigroup, Inc.	4,727,397
112,505	JPMorgan Chase & Co.	5,729,880
10,000	MasterCard, Inc., Class A	1,115,500
52,290	Merrill Lynch & Co., Inc.	4,892,252
29,220	MetLife, Inc.	1,815,146
31,600	MGIC Investment Corp.	1,950,352
15,960	PNC Financial Services Group, Inc.	1,177,369
15,620	Principal Financial Group, Inc.	962,348
19,260	Prudential Financial, Inc.	1,716,644
67,510	St. Paul Travelers Cos., Inc. (The)	3,432,884

		36,042,330

Health Care (12.0%)
67,940	Aetna, Inc.	2,864,350
18,270	Becton, Dickinson & Co.	1,405,694
24,080	Gilead Sciences, Inc. (a)	1,548,825
84,106	Johnson & Johnson	5,618,281
66,010	King Pharmaceuticals, Inc. (a)	1,178,939
73,170	Merck & Co., Inc.	3,274,357
125,008	Pfizer, Inc.	3,280,210
15,560	WellPoint, Inc. (a)	1,219,593

		20,390,249

Shares	Security Description	Value
Common Stocks, continued
Industrials (8.5%)
29,220	Emerson Electric Co.	$1,314,023
37,060	General Motors Corp.	1,217,050
36,960	Honeywell International, Inc.	1,688,702
48,540	Ingersoll-Rand Co. Ltd.	2,081,395
13,490	Lockheed Martin Corp.	1,311,093
13,530	Molex, Inc.	397,647
41,020	Northrop Grumman Corp.	2,909,959
26,850	Rockwell Automation, Inc.	1,643,489
19,420	Textron, Inc.	1,809,362

		14,372,720

Information Technology (14.7%)
101,750	BEA Systems, Inc. (a)	1,254,578
113,760	Cisco Systems, Inc. (a)	3,024,878
20,000	Computer Sciences Corp. (a)	1,049,200
15,170	Fiserv, Inc. (a)	797,487
3,510	Google, Inc., Class A (a)	1,759,563
111,480	Hewlett-Packard Co.	4,824,854
25,610	International Business Machines Corp.	2,539,231
89,830	LSI Logic Corp. (a)	844,402
152,960	Microsoft Corp.	4,720,346
99,400	Motorola, Inc.	1,973,090
33,910	NVIDIA Corp. (a)	1,039,342
35,570	Texas Instruments, Inc.	1,109,428

		24,936,399

Materials (3.2%)
38,530	Nucor Corp.	2,486,726
35,310	Pactiv Corp. (a)	1,145,456
28,320	PPG Industries, Inc.	1,877,333

		5,509,515

Real Estate Investment Trusts (0.9%)
13,440	Simon Property Group, Inc.	1,537,402

Telecommunications (3.9%)
177,106	AT&T, Inc.	6,664,499

Transportation (2.3%)
59,310	AMR Corp. (a)	2,197,435
45,150	CSX Corp.	1,661,069

		3,858,504

Utilities (2.9%)
58,210	PG&E Corp.	2,717,243
41,740	TXU Corp.	2,257,299

		4,974,542

Total Common Stocks (Cost $157,029,093)		166,927,413

Investment Companies (1.7%)
2,869,465	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	2,869,465

Total Investment Companies (Cost $2,869,465)		2,869,465

Total Investments (Cost $159,898,558) (c)—100.0%		169,796,878
Liabilities in excess of other assets—0.0%		(79,451)

Net Assets—100.0%		$169,717,427

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Growth and Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for federal income tax purposes is $160,008,338. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$11,099,542
Unrealized depreciation	(1,311,002)

Net unrealized appreciation	$9,788,540

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (98.6%)
Consumer Discretionary (10.2%)
19,470	American Eagle Outfitters, Inc.	$630,439
37,960	Colgate-Palmolive Co.	2,592,668
12,040	Estee Lauder Cos., Inc., Class A	571,900
21,690	Goodyear Tire & Rubber Co. (The) (a)	535,526
16,620	Harley-Davidson, Inc.	1,134,647
43,770	IAC/InterActiveCorp (a)	1,680,768
8,580	International Flavors & Fragrances, Inc.	415,958
10,800	J.C. Penney Co., Inc.	877,392
9,490	Kimberly-Clark Corp.	658,606
35,440	McDonald’s Corp.	1,571,764
18,390	McGraw-Hill Cos., Inc. (The)	1,233,601
16,720	Newell Rubbermaid, Inc.	493,909
17,820	Office Depot, Inc. (a)	666,290
24,540	Omnicom Group, Inc.	2,581,608
12,450	Sherwin-Williams Co. (The)	860,295
45,240	Walt Disney Co. (The)	1,591,091

		18,096,462

Consumer Staples (4.5%)
29,574	Altria Group, Inc.	2,584,472
12,580	Archer-Daniels-Midland Co.	402,560
51,710	ConAgra Foods, Inc.	1,329,464
39,800	Kraft Foods, Inc.	1,389,816
12,260	Kroger Co. (The)	313,856
6,780	Loews Corp.—Carolina Group	464,701
15,850	PepsiCo, Inc.	1,034,054
7,180	Reynolds American, Inc.	463,110

		7,982,033

Energy (14.2%)
17,020	Chevron Corp.	1,240,418
50,390	ConocoPhillips	3,346,400
12,260	Devon Energy Corp.	859,303
130,278	Exxon Mobil Corp.	9,653,600
30,650	Hess Corp.	1,654,794
4,870	Holly Corp.	256,600
39,660	Marathon Oil Corp.	3,582,884
4,480	SEACOR Holdings, Inc. (a)	453,510
15,760	Sunoco, Inc.	994,929
9,710	Tesoro Corp.	800,007
9,730	Tidewater, Inc.	501,776
33,810	Valero Energy Corp.	1,835,207

		25,179,428

Financials (35.5%)
30,350	ACE Ltd.	1,753,623
4,520	Allstate Corp. (The)	271,923
9,440	AMB Property Corp.	574,424
6,020	Ambac Financial Group, Inc.	530,362
19,470	American Financial Group, Inc.	687,680
5,280	AvalonBay Communities, Inc.	783,341
147,890	Bank of America Corp.	7,776,056
19,220	BB&T Corp.	812,237
4,620	Boston Properties, Inc.	582,536

Shares	Security Description	Value
Common Stocks, continued
Financials, continued
10,450	CB Richard Ellis Group, Inc., Class A (a)	$393,025
19,370	Chubb Corp. (The)	1,008,015
5,250	CIGNA Corp.	695,100
29,580	CIT Group, Inc.	1,744,037
87,790	Citigroup, Inc.	4,839,863
16,250	CNA Financial Corp. (a)	660,563
8,710	Countrywide Financial Corp.	378,711
30,960	Equity Office Properties Trust	1,719,828
19,270	First Marblehead Corp. (The)	1,048,288
16,900	Global Payments, Inc.	638,144
7,060	Goldman Sachs Group, Inc. (The)	1,497,850
14,390	Hospitality Properties Trust	702,232
8,040	IndyMac Bancorp, Inc.	312,676
139,769	JPMorgan Chase & Co.	7,118,435
60,670	KeyCorp	2,315,774
10,550	Loews Corp.	458,503
3,560	MasterCard, Inc., Class A	397,118
15,410	MBIA, Inc.	1,106,900
27,230	Merrill Lynch & Co., Inc.	2,547,639
23,010	MGIC Investment Corp.	1,420,177
13,070	Morgan Stanley	1,082,065
82,680	National City Corp.	3,129,438
48,800	New Century Financial Corp.	1,477,176
14,040	Old Republic International Corp.	313,092
14,990	PMI Group, Inc. (The)	716,822
9,450	Radian Group, Inc.	569,079
30,670	Regions Financial Corp.	1,112,094
20,740	SAFECO, Inc.	1,327,567
5,900	SL Green Realty Corp.	864,822
62,810	St. Paul Travelers Cos., Inc. (The)	3,193,888
11,350	State Street Corp.	806,417
18,980	SunTrust Banks, Inc.	1,577,238
43,480	U.S. Bancorp	1,547,888
7,560	Wachovia Corp.	427,140

		62,919,786

Health Care (7.9%)
24,910	Aetna, Inc.	1,050,206
24,100	AmerisourceBergen Corp.	1,262,358
34,060	Conseco, Inc. (a)	676,091
7,850	ImClone Systems, Inc. (a)	231,261
29,090	Johnson & Johnson	1,943,212
21,780	King Pharmaceuticals, Inc. (a)	388,991
5,010	McKesson, Inc.	279,307
63,920	Merck & Co., Inc.	2,860,420
126,800	Pfizer, Inc.	3,327,232
12,890	Sierra Health Services, Inc. (a)	518,178
49,420	UnumProvident Corp.	1,087,240
5,010	WellPoint, Inc. (a)	392,684

		14,017,180

Industrials (5.5%)
5,980	Corrections Corp. of America (a)	291,346
6,350	Cummins, Inc.	854,456
18,220	Emerson Electric Co.	819,353

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Value Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued
Industrials, continued
31,680	General Motors Corp.	$1,040,371
20,620	Honeywell International, Inc.	942,128
26,520	Lockheed Martin Corp.	2,577,479
12,910	Rockwell Automation, Inc.	790,221
14,110	SPX Corp.	990,381
12,520	Terex Corp. (a)	712,263
7,050	Textron, Inc.	656,848

		9,674,846

Information Technology (3.2%)
10,700	Cisco Systems, Inc. (a)	284,513
10,020	Computer Sciences Corp. (a)	525,649
84,403	Hewlett-Packard Co.	3,652,962
11,350	Intuit, Inc. (a)	356,957
11,020	Motorola, Inc.	218,747
7,910	NVIDIA Corp. (a)	242,442
17,060	Sybase, Inc. (a)	441,683

		5,722,953

Materials (3.9%)
11,650	Ashland, Inc.	810,258
17,350	Celanese Corp.	455,438
10,000	Eastman Chemical Co.	585,600
27,910	Nucor Corp.	1,801,311
38,420	Pactiv Corp. (a)	1,246,345
4,590	PPG Industries, Inc.	304,271
8,500	Rohm & Haas Co.	442,510
6,730	Sonoco Products Co.	259,105
11,150	United States Steel Corp.	930,913

		6,835,751

Telecommunications (6.2%)
227,341	AT&T, Inc.	8,554,842
14,050	CenturyTel, Inc.	630,002

Shares	Security Description	Value
Common Stocks, continued
Telecommunications, continued
131,430	Qwest Communications International, Inc. (a)	$1,071,155
26,100	Tellabs, Inc. (a)	262,827
13,910	Verizon Communications, Inc.	535,813

		11,054,639

Transportation (1.2%)
22,580	Continental Airlines, Inc., Class B (a)	936,844
13,840	Norfolk Southern Corp.	687,156
8,750	Ryder System, Inc.	477,225

		2,101,225

Utilities (6.3%)
61,020	Edison International	2,744,679
38,390	FirstEnergy Corp.	2,277,679
66,890	PG&E Corp.	3,122,425
9,290	Pinnacle West Capital Corp.	453,259
11,060	Questar Corp.	898,072
30,760	TXU Corp.	1,663,501

		11,159,615

Total Common Stocks (Cost $160,905,447)		174,743,918

Investment Companies (1.4%)
2,398,846	Victory Institutional Money Market Fund, Investor Shares, 5.02% (b)	2,398,846

Total Investment Companies (Cost $2,398,846)		2,398,846

Total Investments (Cost $163,304,293) (c)—100.0%		177,142,764
Other assets in excess of liabilities—0.0%		30,794

Net Assets—100.0%		$177,173,558

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for federal income tax purposes is $163,608,947. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$14,939,047
Unrealized depreciation	(1,405,230)

Net unrealized appreciation	$13,533,817

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Mortgage-Backed Obligations (38.9%)
Federal Home Loan Mortgage Corp. (11.5%)
$11,778,690	5.50%, 4/1/21 – 1/1/37	$11,619,238
12,425,245	6.00%, 7/1/21 – 12/1/36	12,505,797
2,375,143	4.50%, 8/1/33	2,217,278
2,958,310	5.00%, 5/1/34	2,847,785
6,796,000	5.85%, 12/1/36	6,810,498

		36,000,596

Federal National Mortgage Assoc. (26.5%)
6,920,132	4.50%, 6/1/14 – 10/1/33	6,662,292
16,676,084	5.00%, 1/1/34 – 8/1/35	16,027,889
4,267,695	5.09%, 9/1/34 (a)	4,192,156
4,177,918	5.09%, 10/1/34 (a)	4,147,596
31,742,827	5.50%, 2/1/35 – 12/1/36	31,256,090
15,233,948	6.00%, 4/1/35 – 10/1/36	15,300,681
5,208,627	6.50%, 6/1/36	5,297,028

		82,883,732

Government National Mortgage Assoc. (0.9%)
2,724,073	5.50%, 11/15/35	2,698,239

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $120,347,341)		121,582,567

Corporate Bonds (30.5%)
Consumer Discretionary (3.8%)
2,400,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	2,407,630
4,600,000	Harvard President & Fellows of Harvard, 6.30%, 10/1/37, Callable 4/1/16 @ 100	4,755,747
1,900,000	Lowe’s Companies, Inc., 5.40%, 10/15/16	1,863,056
2,500,000	Wal-Mart Stores, Inc., 8.85%, 1/2/15	2,896,000

		11,922,433

Consumer Staples (2.4%)
625,000	Bestfoods, Series F, 6.63%, 4/15/28, MTN	676,951
1,388,000	Colgate-Palmolive Co., Series B, 7.60%, 5/19/25, MTN	1,710,696
300,000	Kellogg Co., 2.88%, 6/1/08	289,614
2,200,000	Procter & Gamble Co. (The), 8.50%, 8/10/09	2,370,764
2,495,000	Sysco Corp., 7.25%, 4/15/07	2,503,408

		7,551,433

Energy (3.6%)
1,310,000	Apache Finance Canada, 7.75%, 12/15/29	1,568,070
1,030,000	Atlantic Richfield Co., 8.50%, 4/1/12	1,175,800
2,125,000	Duke Capital LLC, 8.00%, 10/1/19	2,418,951
1,905,000	Halliburton Co., 8.75%, 2/15/21	2,387,679
3,625,000	Smith International, Inc., 6.00%, 6/15/16	3,656,958

		11,207,458

Principal Amount	Security Description	Value
Corporate Bonds, continued
Financials (9.4%)
Banking (3.0%)
$3,000,000	Chase Manhattan Corp., 7.25%, 6/1/07	$3,014,730
1,104,536	Fifth Third Bancorp, Series BKNT, 2.87%, 8/10/09	1,070,339
3,400,000	US Bank NA, 6.30%, 2/4/14	3,565,189
1,825,000	Washington Mutual Bank, 5.81%, 5/20/13 (a)	1,827,668

		9,477,926

Financial Services (6.4%)
2,900,000	CIT Group, Inc., 5.00%, 11/24/08	2,883,905
2,150,000	Countrywide Financial Corp., Series MTNA, 5.66%, 12/19/08 (a)	2,157,091
General Electric Capital Corp.
3,000,000	8.63%, 6/15/08	3,121,653
1,000,000	5.72%, 8/22/11, Callable 1/22/09 @ 100	1,003,174
500,000	Genworth Financial, Inc., 5.75%, 6/15/14	507,058
International Lease Finance Corp. Series MTNP
1,000,000	5.77%, 1/15/10, MTN (a)	1,009,550
3,450,000	5.72%, 7/13/12 (a)	3,476,034
3,426,546	Toyota Motor Credit Corp., 2.75%, 8/6/09, MTN	3,310,577
2,450,000	Toyota Motor Credit Corp., Series B, 5.42%, 3/22/17, Callable 9/22/07 @ 100, MTN	2,389,162

		19,858,204

		29,336,130

Industrials (0.8%)
2,650,000	Dominion Resources Inc., 5.25%, 8/1/33	2,596,912

Information Technology (2.0%)
2,925,000	Dell, Inc., 7.10%, 4/15/28	3,165,698
1,100,000	First Data Corp., 4.95%, 6/15/15	1,028,621
2,210,000	Science Applications International Corp., 5.50%, 7/1/33	1,931,827

		6,126,146

Materials (0.7%)
2,130,000	Placer Dome, Inc., 6.45%, 10/15/35	2,157,711

Pharmaceuticals (0.6%)
950,000	Abbott Laboratories, 5.60%, 5/15/11	961,239
872,000	Pharmacia Corp., 6.75%, 12/15/27	979,947

		1,941,186

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Core Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued
Supranational Agency (2.4%)
$1,860,000	African Development Bank, 6.88%, 10/15/15	$2,034,807
4,779,000	Inter-American Development Bank, 8.50%, 3/15/11	5,382,186

		7,416,993

Telecommunications (2.0%)
4,075,000	GTE Southwest, Inc., First Mortgage Bond, 8.50%, 11/15/31	4,881,972
1,550,000	Harris Corp., 5.00%, 10/1/15	1,449,889

		6,331,861

Transportation (2.1%)
825,896	Burlington Northern & Santa Fe Railway Co. (The), 5.14%, 1/15/21	811,146
5,033,360	FedEx Corp., Pass Thru Certificates, 7.50%, 1/15/18	5,541,970

		6,353,116

Utilities (0.7%)
2,295,000	Alabama Power Co., Series 1, 5.65%, 3/15/35, Callable 3/15/15 @ 100	2,127,825

Total Corporate Bonds (Cost $94,345,333)		95,069,204

U.S. Government Agencies (14.3%)
Fannie Mae (3.3%)
3,000,000	5.55%, 11/10/08, Callable 2/10/07 @ 100	3,000,381
1,100,000	5.25%, 12/28/09, Callable 12/28/07 @ 100	1,096,051
1,000,000	6.88%, 9/10/12, Callable 9/10/07 @ 100, MTN	1,007,868
5,150,000	5.25%, 9/15/16	5,196,180

		10,300,480

Federal Home Loan Bank (5.8%)
4,100,000	5.00%, 10/27/08, Callable 4/27/07 @ 100	4,074,908
2,000,000	5.02%, 11/7/08	1,994,412
5,000,000	5.75%, 8/7/09, Callable 8/7/07 @ 100	5,008,860
1,000,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	996,931
3,000,000	7.63%, 5/14/10	3,232,551
400,000	5.00%, 5/26/10 (a)	399,632
2,000,000	4.00%, 12/30/10, Callable 3/30/07 @ 100 (a)	1,985,136

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$535,000	4.87%, 9/7/12, Callable 3/5/07 @ 100	$522,729

		18,215,159

Freddie Mac (3.0%)
3,500,000	5.00%, 1/28/08, Callable 4/28/07 @ 100	3,489,090
1,500,000	6.25%, 3/5/12, Callable 3/5/07 @ 100	1,501,109
1,500,000	6.00%, 11/20/15, Callable 5/20/07 @ 100	1,492,455
3,000,000	6.25%, 4/7/21, Callable 4/7/08 @ 100	2,967,543

		9,450,197

New Valley Generation IV (1.4%)
4,587,337	4.69%, 1/15/22	4,458,066

Private Export Funding Corp (0.2%)
565,000	7.11%, 4/15/07	567,040

Small Business Administration Corp (0.6%)
1,750,295	6.34%, 8/1/11	1,799,964

Total U.S. Government Agencies (Cost $44,621,910)		44,790,906

U.S. Treasury Obligations (14.8%)
U.S. Treasury Bonds (5.0%)
2,850,000	7.88%, 2/15/21	3,669,600
6,000,000	6.25%, 8/15/23	6,819,846
4,905,000	5.50%, 8/15/28	5,224,610

		15,714,056

U.S. Treasury Notes (9.8%)
3,000,000	4.00%, 6/15/09	2,941,995
17,600,000	4.75%, 3/31/11 – 5/15/14	17,546,609
9,925,000	5.13%, 5/15/16	10,140,948

		30,629,552

Total U.S. Treasury Obligations (Cost $46,102,425)		46,343,608

Investment Companies (0.4%)
1,131,678	Victory Institutional Money Market Fund, Investor Shares, 5.02% (a)	1,131,678

Total Investment Companies (Cost $1,131,678)		1,131,678

Total Investments (Cost $306,548,687) (b)—98.9%		308,917,963
Other assets in excess of liabilities—1.1%		3,295,819

Net Assets—100.0%		$312,213,782

(a)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(b)	Cost for federal income tax purposes is $306,735,814. Unrealized appreciation/depreciation on a tax basis is as follows:

Unrealized appreciation	$3,751,938
Unrealized depreciation	(1,569,789)

Net unrealized appreciation	$2,182,149

LLC—Limited Liability Co.

MTN—Medium Term Note

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (15.3%)
Arkansas (0.7%)
$2,000,000	Arkansas State Development Finance Authority, 4.80%, 7/1/26, Callable 1/1/16 @ 100	$2,020,140

Florida (0.7%)
2,000,000	Hillsborough County Aviation Authority Revenue, 5.25%, 10/1/18, Callable 10/1/13 @ 100, MBIA	2,119,520

Hawaii (12.0%)
3,000,000	Hawaii Airport System Revenue, 5.63%, 7/1/18, Callable 7/1/11 @ 100, FGIC	3,175,140
15,375,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	16,737,071
3,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., 5.70%, 7/1/20, AMBAC	3,178,110
Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series A
5,000,000	6.20%, 5/1/26, Callable 5/1/07 @ 100, MBIA	5,029,500
5,200,000	5.65%, 10/1/27, Callable 10/1/12 @ 101, MBIA	5,608,668
1,500,000	Hawaii Harbor System Revenue, Series B, 5.50%, 7/1/19, Callable 7/1/12 @ 100, AMBAC	1,596,345

		35,324,834

Virginia (1.6%)
4,605,000	Virginia State Housing Development Authority, Series C, 4.25%, 7/1/13	4,622,776

Wisconsin (0.3%)
1,000,000	Wisconsin State GO, 5.00%, 5/1/24, Callable 5/1/16 @ 100, MBIA	1,030,520

Total Alternative Minimum Tax Paper (Cost $42,758,244)		45,117,790

Municipal Bonds (83.3%)
Arizona (4.3%)
Phoenix Civic Improvement Corp., Revenue
2,150,000	5.25%, 7/1/16, Callable 7/1/07 @ 100, MBIA	2,162,728
7,255,000	4.45%, 7/1/31, FGIC (a)	6,179,229
3,000,000	4.46%, 7/1/32, FGIC (a)	2,560,830
1,605,000	Scottsdale GO, 5.38%, 7/1/16, Callable 7/1/11 @ 101	1,729,676

		12,632,463

Principal Amount	Security Description	Value
Municipal Bonds, continued
California (0.5%)
$1,275,000	California State Variable Purpose GO, 5.00%, 8/1/33, Callable 8/1/15 @ 100	$1,333,012

Connecticut (0.7%)
2,000,000	Connecticut State Health & Educational Facility Authority Revenue, University of Hartford, Series G, 5.25%, 7/1/26, Callable 7/1/16 @ 100	2,152,040

Florida (3.5%)
3,500,000	Florida State Turnpike Authority Revenue, Department of Transportation, Series A, 5.75%, 7/1/17, Prerefunded 7/1/10 @ 101	3,752,560
2,000,000	Miami-Dade County Expressway Authority Toll System Revenue, 6.00%, 7/1/20, Prerefunded 7/1/10 @ 101, FGIC	2,160,160
3,725,000	Orlando Utilities Community Water & Electric Revenue, Series D, 6.75%, 10/1/17, Escrowed to Maturity	4,419,154

		10,331,874

Georgia (3.5%)
2,330,000	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue, Series P, 6.25%, 7/1/11, AMBAC	2,522,877
Municipal Electric Authority Power Revenue, Series W
6,420,000	6.60%, 1/1/18, Escrowed to Maturity, MBIA	7,446,494
390,000	6.60%, 1/1/18, MBIA	480,449

		10,449,820

Hawaii (48.4%)
Hawaii County GO, Series A
2,000,000	5.50%, 5/1/08, FGIC	2,042,600
605,000	5.60%, 5/1/13, FGIC	663,183
1,065,000	5.50%, 7/15/14, Callable 7/15/11 @ 100, FGIC	1,138,826
1,340,000	5.50%, 7/15/15, Callable 7/15/11 @ 100, FGIC	1,432,889
2,000,000	5.50%, 5/15/16, Callable 5/15/09 @ 101, FSA	2,094,440
Hawaii Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Series A
3,000,000	4.95%, 4/1/12, MBIA	3,157,140
2,000,000	5.50%, 12/1/14, Callable 12/1/09 @ 101, AMBAC	2,105,300

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,500,000	Hawaii Department of Budget & Finance, Special Purpose Revenue, Queens Health System, Series B, 5.25%, 7/1/23, Prerefunded 7/1/08 @ 102, MBIA	$2,601,750
2,340,000	Hawaii Housing Finance & Development Corp., University of Hawaii Faculty Housing Project Revenue, 5.70%, 10/1/25, Callable 10/1/06 @ 100.5, AMBAC	2,353,361
2,000,000	Hawaii State GO, Series BZ, 6.00%, 10/1/12, FGIC	2,218,700
Hawaii State GO, Series CH
1,350,000	4.75%, 11/1/11, MBIA	1,404,472
1,335,000	4.75%, 11/1/13, MBIA	1,404,834
3,000,000	Hawaii State GO, Series CM, 6.50%, 12/1/13, FGIC	3,470,850
1,500,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	1,539,630
Hawaii State GO, Series CP
665,000	5.00%, 10/1/12, Callable 10/1/07 @ 100, FGIC	676,657
1,520,000	5.00%, 10/1/13, Callable 10/1/07, FGIC	1,546,357
3,075,000	5.00%, 10/1/15, Prerefunded 10/1/07 @ 101, FGIC	3,132,933
1,235,000	5.00%, 10/1/15, Callable 10/1/07 @ 101, FGIC	1,256,415
860,000	5.00%, 10/1/16, Callable 10/1/07 @ 101, FGIC	874,801
1,460,000	5.00%, 10/1/17, Prerefunded 10/1/07 @ 101, FGIC	1,487,506
590,000	5.00%, 10/1/17, Callable 10/1/07 @ 101, FGIC	600,036
Hawaii State GO, Series CT
2,000,000	5.88%, 9/1/16, Prerefunded 9/1/09 @ 101, FSA	2,121,900
2,000,000	5.88%, 9/1/17, Prerefunded 9/1/09 @ 101, FSA	2,121,900
500,000	Hawaii State GO, Series CY, 5.75%, 2/1/15, FSA	562,970
Hawaii State GO, Series DD
1,080,000	5.00%, 5/1/16, Callable 5/1/16 @ 100, MBIA	1,150,027
1,000,000	5.00%, 5/1/17, Callable 5/1/14 @ 100, MBIA	1,062,900
2,680,000	5.00%, 5/1/18, Prerefunded 5/1/14 @ 100, MBIA	2,871,191
1,560,000	5.00%, 5/1/18, Callable 5/1/14 @ 100, MBIA	1,654,099
Hawaii State Highway Revenue
1,000,000	5.25%, 7/1/14, Prerefunded 7/1/08 @ 101, FGIC	1,031,200

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,325,000	5.38%, 7/1/15, Prerefunded 7/1/11 @ 100, FSA	$2,473,149
1,350,000	5.38%, 7/1/17, Prerefunded 7/1/10 @ 100, FSA	1,418,148
2,530,000	5.38%, 7/1/18, Prerefunded 7/1/10 @ 100, FSA	2,657,714
Honolulu City & County Board of Water Supply System Revenue, Series A
2,970,000	4.75%, 7/1/18, Callable 7/1/14 @ 100, FGIC	3,099,848
10,865,000	4.75%, 7/1/31, Callable 7/1/16 @ 100, MBIA	11,062,634
2,320,000	Honolulu City & County GO, 6.00%, 12/1/11, Escrowed to Maturity, FGIC	2,543,880
Honolulu City & County GO, Series A
2,125,000	6.00%, 1/1/11, Escrowed to Maturity, FGIC	2,293,916
875,000	6.00%, 1/1/11, FGIC	943,898
4,820,000	5.75%, 4/1/11, Escrowed to Maturity, FGIC	5,179,813
1,865,000	5.75%, 4/1/12, FGIC	2,031,899
3,345,000	5.75%, 4/1/13, FGIC	3,690,171
850,000	5.75%, 4/1/13, Escrowed To Maturity, FGIC	938,698
1,670,000	5.63%, 9/1/13, Prerefunded 9/1/08 @ 100, FGIC	1,719,900
3,500,000	5.38%, 9/1/18, Prerefunded 9/1/11 @ 100, FSA	3,723,230
6,250,000	5.00%, 7/1/19, Callable 7/1/15 @ 100, MBIA	6,673,812
Honolulu City & County GO, Series B
1,000,000	5.13%, 7/1/10, Callable 7/1/09 @ 101, FGIC	1,040,690
640,000	5.25%, 10/1/12, FGIC	685,786
2,595,000	5.13%, 7/1/18, Callable 7/1/09 @ 101, FGIC	2,700,591
2,500,000	Honolulu City & County GO, Series C, 5.13%, 7/1/16, Callable 7/1/09 @ 101, FGIC	2,593,525
6,450,000	Honolulu City & County GO, Series D, 5.00%, 7/1/20, Callable 7/1/15 @ 100, MBIA	6,873,184
3,460,000	Honolulu City & County GO, Series F, 5.25%, 7/1/19, Callable 7/1/15 @ 100, FGIC	3,763,442
11,535,000	Honolulu City & County Waste Water System Revenue, 5.00%, 7/1/32, Callable 7/1/16 @ 100, MBIA	12,181,191

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$2,000,000	Honolulu City & County Waste Water System Revenue, Junior Series, 5.00%, 7/1/23, Callable 7/1/09 @ 101, FGIC	$2,054,040
1,340,000	Kauai County GO, Series C, 5.90%, 8/1/09, AMBAC	1,406,866
1,000,000	Maui County GO, 6.00%, 12/15/08, Escrowed to Maturity FGIC	1,040,210
Maui County GO, Series A
1,160,000	5.13%, 3/1/15, Prerefunded 3/1/08 @ 101, FGIC	1,188,954
2,040,000	5.38%, 3/1/17, Prerefunded 3/1/08 @ 101, FGIC	2,096,243
1,125,000	Maui County GO, Series C, 5.25%, 3/1/18, Callable 3/1/11 @ 100, FGIC	1,180,350
University of Hawaii System Revenue, Series A
1,000,000	5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,082,880
1,205,000	5.50%, 7/15/22, Callable 7/15/12 @ 100, FGIC	1,304,870
1,000,000	5.50%, 7/15/29, Callable 7/15/12 @ 100, FGIC	1,082,880

		142,505,279

Illinois (0.7%)
2,000,000	Chicago Midway Airport Revenue, Series C, 5.50%, 1/1/15, MBIA	2,202,960

Indiana (0.4%)
1,000,000	Tri-Creek High School Building Corp. Revenue, 5.00%, 7/15/15, FSA	1,066,230

Kentucky (0.5%)
1,250,000	Kentucky State Property & Buildings Commission Revenue, 2nd Series, 5.50%, 11/1/16, FSA	1,361,262

Massachusetts (0.4%)
1,000,000	Massachusetts State GO, Series C, 5.75%, 10/1/20, Prerefunded 10/1/10 @ 100	1,065,910

Michigan (1.9%)
3,000,000	Michigan Municipal Building Authority Revenue, Clean Water Revolving Fund, 5.50%, 10/1/21, Prerefunded 10/1/10 @ 101	3,200,640
2,245,000	Michigan State Strategic Fund Ltd. Obligation Revenue, 6.95%, 5/1/11, FGIC	2,513,682

		5,714,322

Principal Amount	Security Description	Value
Municipal Bonds, continued
Missouri (0.7%)
$2,000,000	University of Missouri Revenue, Series B, 5.38%, 11/1/16, Callable 11/1/11 @ 100	$2,133,520

New York (4.4%)
2,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series A, 5.80%, 4/1/18, Callable 4/1/10 @ 101, FSA	2,141,720
New York, New York GO, Series J
5,165,000	5.00%, 6/1/21, Callable 6/1/16 @ 100	5,472,524
5,000,000	5.00%, 6/1/24, Callable 6/1/16 @ 100	5,278,000

		12,892,244

Ohio (1.8%)
3,165,000	Columbus Municipal Airport Authority Revenue, Port Columbus Improvement, Series B, 5.00%, 1/1/16, Callable 1/1/08 @ 101, AMBAC	3,227,540
Hamilton County Sales Tax Revenue, Series B
795,000	5.25%, 12/1/18, Prerefunded 12/1/10 @ 100	837,056
205,000	5.25%, 12/1/18, Callable 12/1/10 @ 100, AMBAC	214,877
1,000,000	Ohio State Building Authority, Adult Correction Facility Revenue, Series A, 5.50%, 10/1/14, Callable 10/1/11 @ 100, FSA	1,071,420

		5,350,893

Oregon (2.9%)
3,100,000	Clackamas Community College District GO, 5.25%, 6/15/16, Callable 6/15/11 @ 100, FGIC	3,284,047
5,000,000	Portland Sewer System Revenue, Series A, 5.75%, 8/1/18, Callable 8/1/10 @ 100, FGIC	5,324,150

		8,608,197

Tennessee (0.6%)
1,600,000	Shelby County GO, Series B, 5.25%, 8/1/17, Callable 8/1/07 @ 100	1,627,536

Texas (2.9%)
2,395,000	Barbers Hill Independent School District GO, 5.00%, 2/15/24, Callable 2/15/15 @ 100, PSF-GTD	2,522,725

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Texas, continued
$2,345,000	Grapevine GO, Series A, 5.00%, 8/15/24, Callable 2/15/15 @ 100, MBIA	$2,470,059
2,000,000	Houston Independent School District GO, Series A, 5.00%, 2/15/24, Callable 2/15/15 @ 100	2,106,660
1,365,000	New Braunfels GO, 5.00%, 10/1/16, Callable 10/1/14 @ 100, AMBAC	1,456,960

		8,556,404

Washington (5.2%)
3,475,000	Douglas County School District No. 206 Eastmont GO, 5.00%, 12/1/17, Callable 6/1/11 @ 100, FGIC	3,621,297
2,000,000	Port Seattle Washington Revenue, 5.00%, 2/1/25, Callable 2/1/16 @ 100, XLCA	2,114,160

Principal Amount	Security Description	Value
Municipal Bonds, continued
Washington, continued
$1,125,000	Skagit County Public Hospital District GO, Series B, 5.38%, 12/1/17, Callable 12/1/14 @ 100, MBIA	$1,222,448
1,000,000	Snohomish County GO, 5.70%, 12/1/14, Callable 12/1/09 @ 100, MBIA	1,052,800
2,880,000	Snohomish County Limited Tax GO, 5.25%, 12/1/12, Callable 12/1/11 @ 100, MBIA	3,051,850
4,000,000	Washington State GO, Series A, 5.63%, 7/1/19, Callable 7/1/10 @ 100	4,230,960

		15,293,515

Total Municipal Bonds (Cost $233,204,191)		245,277,481

Total Investments (Cost $275,962,435) (b)—98.6%		290,395,271
Other assets in excess of liabilities—1.4%		4,128,039

Net Assets—100.0%		$294,523,310

(a)	Convertible Bond: The rate shown is the effective rate at January 31, 2007.
(b)	Cost for financial reporting and federal income tax purposes. Unrealized appreciation/depreciation is as follows:

Unrealized appreciation	$14,432,836
Unrealized depreciation	—

Net unrealized appreciation	$14,432,836

AMBAC—Insured by American Municipal Bond Assurance Corp.

FGIC—Insured by Financial Guaranty Insurance Co.

FSA—Insured by Federal Security Assurance

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

PSF-GTD—Insured by Permanent School Funding Guarantee

XLCA—Insured by XL Capital Assurance

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Mortgage-Backed Obligations (26.8%)
Federal Home Loan Mortgage Corp. (13.9%)
$2,096,422	5.00%, 1/1/19	$2,054,661
2,474,454	4.50%, 4/1/19 – 12/1/19	2,377,275
1,024,106	6.00%, 6/1/21	1,036,026
1,536,721	5.16%, 11/1/35 (a)	1,508,491
1,693,991	6.50%, 9/1/36	1,722,738

		8,699,191

Federal National Mortgage Assoc. (12.9%)
637,284	5.00%, 5/1/19	624,156
1,217,208	5.50%, 8/1/19	1,213,642
1,834,410	6.50%, 6/1/36	1,865,540
4,291,679	6.00%, 11/1/36	4,308,803

		8,012,141

Total U.S. Government Agency Mortgage- Backed Obligations (Cost $16,694,752)		16,711,332

Corporate Bonds (20.2%)
Consumer Discretionary (8.2%)
1,250,000	Comcast Corp., 5.45%, 11/15/10	1,255,682
2,000,000	Daimler Chrysler NA Holding Corp., 5.88%, 3/15/11	2,006,358
690,000	Lowe’s Companies, Inc., 5.40%, 10/15/16	676,584
1,250,000	Newell Rubbermaid, Inc., 4.00%, 5/1/10	1,196,603

		5,135,227

Consumer Staples (0.4%)
225,000	Kroger Co., 5.50%, 2/1/13	222,349

Financials (9.6%)
1,000,000	Countrywide Financial Corp., 4.50%, 6/15/10	976,488
525,000	General Electric Capital Corp., 5.72%, 8/22/11, Callable 1/22/09 @ 100	526,666
1,000,000	HSBC Finance Corp., 5.50%, 1/19/16	998,644
1,000,000	MetLife, Inc., 5.00%, 6/15/15	964,675
1,500,000	Morgan Stanley, 5.63%, 1/9/12	1,517,216
1,000,000	Toyota Motor Credit Corp., 5.50%, 9/22/11, Callable 09/22/08 @ 100	997,255

		5,980,944

Industrials (0.4%)
125,000	ConocoPhillips Canada, 5.30%, 4/15/12	124,536
160,000	Dominion Resource, Inc., 4.75%, 12/15/10	156,012

		280,548

Real Estate Investment Trust (1.6%)
1,000,000	Simon Property Group LP, 4.88%, 3/18/10	985,478

Total Corporate Bonds (Cost $12,596,236)		12,604,546

U.S. Government Agencies (49.3%)
Federal Farm Credit Bank (5.9%)
3,000	5.25%, 3/15/07 (b)	2,982

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Farm Credit Bank, continued
$250,000	6.30%, 8/8/07, MTN	$251,292
200,000	6.52%, 9/24/07, MTN	201,547
130,000	3.61%, 4/15/08, Callable 3/6/07 @ 100	127,591
610,000	3.50%, 7/28/08, Callable 3/6/07 @ 100	595,702
200,000	3.38%, 3/16/09, Callable 3/6/07 @ 100	193,149
415,000	4.25%, 2/22/10, Callable 3/6/07 @ 100	404,692
1,000,000	4.70%, 8/11/10, Callable 3/6/07 @ 100	982,887
400,000	5.45%, 11/2/10, Callable 3/6/07 @ 100	398,163
500,000	5.50%, 1/3/11, Callable 3/6/07 @ 100	497,840

		3,655,895

Federal Home Loan Bank (43.4%)
1,691,000	5.18%, 2/1/07 (b)	1,690,765
365,000	7.00%, 4/2/07	365,978
65,000	4.00%, 4/18/07	64,824
2,060,000	4.88%, 5/15/07 – 3/11/11	2,050,013
1,500,000	7.63%, 5/15/07	1,509,667
210,000	7.33%, 5/30/07	211,354
50,000	2.60%, 6/4/07, Callable 3/5/07 @ 100	49,547
255,000	6.50%, 8/15/07	256,631
925,000	5.00%, 1/28/08, Callable 4/28/07 @ 100	922,165
254,166	3.75%, 2/6/08, Callable 3/5/07 @ 100	250,448
250,000	3.50%, 4/15/08, Callable 3/5/07 @ 100	245,063
1,000,000	4.25%, 4/21/08, Callable 4/21/07 @ 100	988,239
400,000	3.63%, 4/23/08, Callable 3/5/07 @ 100	392,480
1,000,000	6.19%, 5/6/08	1,011,898
275,000	5.05%, 5/28/08, Callable 5/28/07 @ 100	274,068
100,000	4.00%, 2/20/09, Callable 5/20/07 @ 100	97,885
275,000	5.25%, 2/27/09, Callable 5/27/07 @ 100	274,193
1,000,000	5.25%, 3/2/09, Callable 3/2/07 @ 100	999,931
5,000,000	5.50%, 5/1/09, Callable 5/1/07 @ 100	4,994,215
100,000	4.00%, 10/30/09, Callable 4/30/07 @ 100	97,233
1,000,000	5.00%, 11/3/09	998,524
1,000,000	5.55%, 11/13/09, Callable 5/13/07 @ 100	998,992
500,000	4.38%, 2/2/10, Callable 3/5/07 @ 100	489,341
200,000	4.20%, 5/7/10, Callable 3/5/07 @ 100	194,576
200,000	4.00%, 7/30/10, Callable 7/30/07 @ 100	193,262

See notes to financial statements.

PACIFIC CAPITAL FUNDS

High Grade Short Intermediate Fixed Income Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
$160,000	4.22%, 7/30/10, Callable 3/5/07 @ 100	$155,534
200,000	4.06%, 8/6/10, Callable 5/6/07 @ 100	193,543
1,750,000	4.13%, 8/13/10	1,700,074
1,750,000	4.75%, 12/10/10	1,731,567
1,000,000	4.75%, 12/30/10, Callable 3/5/07 @ 100	982,523
1,000,000	4.63%, 2/18/11	986,550
1,000,000	5.63%, 2/28/11, Callable 2/28/07 @ 100	998,582
700,000	5.25%, 6/10/11	705,953

		27,075,618

Total U.S. Government Agencies (Cost $30,826,035)		30,731,463

Principal Amount	Security Description	Value
U.S. Treasury Obligations (1.7%)
U.S. Treasury Notes
$20,000	2.75%, 8/15/07	$19,759
189,000	3.00%, 2/15/08 – 2/15/09	182,290
65,000	2.63%, 5/15/08	63,124
75,000	3.25%, 8/15/08	73,152
67,000	3.13%, 10/15/08	65,029
300,000	3.88%, 5/15/10	291,492
393,000	3.63%, 6/15/10	378,647

Total U.S. Treasury Obligations (Cost $1,105,052)		1,073,493

Total Investments (Cost $61,222,075) (c)—98.0%		61,120,834
Other assets in excess of liabilities—2.0%		1,259,736

Net Assets—100.0%		$62,380,570

(a)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Cost for financial reporting and federal income tax purposes. Unrealized appreciation/depreciation is as follows:

Unrealized appreciation	$114,810
Unrealized depreciation	(216,051)

Net unrealized depreciation	$(101,241)

LP—Limited Partnership

MTN—Medium Term Note

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Alternative Minimum Tax Paper (10.6%)
Hawaii (6.4%)
$610,000	Hawaii Airport System Revenue, Second Series, 6.90%, 7/1/12, Escrowed to Maturity, MBIA	$664,040
1,000,000	Hawaii Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co., Series B, 5.75%, 12/1/18, Callable 12/01/09 @ 101, AMBAC	1,054,050
2,105,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 1/1/08	2,117,735

		3,835,825

New York (2.5%)
500,000	Middletown Housing Authority Revenue, Summitfield & Moore Heights, 3.90%, 7/1/09, FNMA	499,215
1,000,000	Port Authority New York & New Jersey, 5.00%, 8/1/14, FGIC	1,023,150

		1,522,365

Utah (1.7%)
1,000,000	Utah State Board of Regents Student Loan Revenue, Series N, 5.90%, 11/1/07, AMBAC	1,015,230

Total Alternative Minimum Tax Paper (Cost $6,370,028)		6,373,420

Municipal Bonds (82.2%)
Arizona (0.8%)
500,000	Vistancia Community Facilities District GO, 4.00%, 7/15/13	495,785

Florida (3.8%)
1,695,000	Herons Glen Rec District Florida Special Assessment, 5.90%, 5/1/19, Prerefunded 5/1/09 @ 101, FGIC	1,772,801
500,000	Leesburg Hospital Revenue, Project A, 5.00%, 7/1/08	505,315

		2,278,116

Georgia (1.7%)
1,000,000	Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.00%, 3/15/13	1,053,150

Hawaii (44.1%)
Hawaii County GO, Series A
1,000,000	5.25%, 5/15/11, Prerefunded 5/15/09 @ 101, FSA	1,041,810
1,000,000	5.38%, 5/15/13, Prerefunded 5/15/09 @ 101, FSA	1,044,510
705,000	Hawaii County GO, Series B, 5.00%, 7/15/09	724,888
1,000,000	Hawaii State GO, Series BW, 6.40%, 3/1/09, FSA-CR	1,052,530

Principal Amount	Security Description	Value
Municipal Bonds, continued
Hawaii, continued
$1,000,000	Hawaii State GO, Series CN, 6.25%, 3/1/08, FGIC	$1,026,420
1,150,000	Hawaii State GO, Series CP, 5.50%, 10/1/07, FGIC	1,163,375
1,000,000	Hawaii State GO, Series CR, 5.25%, 4/1/13, Prerefunded 4/1/08 @ 101, MBIA	1,027,480
1,000,000	Hawaii State GO, Series CT, 5.25%, 9/1/07, FSA	1,008,780
1,000,000	Hawaii State GO, Series CU, 5.75%, 10/1/10, MBIA	1,065,560
1,250,000	Hawaii State GO, Series CV, 5.50%, 8/1/08, FGIC	1,281,750
1,000,000	Hawaii State GO, Series CZ, 5.25%, 7/1/12, FSA	1,069,210
3,700,000	Hawaii State GO, Series DG, 5.00%, 7/1/09, AMBAC	3,802,749
1,000,000	Hawaii State Harbor System Revenue, Series A, 4.50%, 7/1/08, AMBAC	1,011,100
750,000	Hawaii State Highway Revenue, 4.85%, 7/1/09, FSA	768,263
1,055,000	Hawaii State Housing & Community Development Revenue, Series A, 3.70%, 7/1/13, FSA	1,043,701
1,200,000	Hawaii State Housing Finance & Development Corp., Single Family Mortgage Revenue, Series B, 4.80%, 7/1/07, FNMA	1,202,496
Honolulu City & County Waste Water System Revenue
1,150,000	5.00%, 7/1/09, FGIC	1,181,935
2,000,000	5.25%, 7/1/13, Callable 7/1/09 @ 101, FGIC	2,081,920
1,000,000	5.25%, 7/1/15, Callable 7/1/09 @ 101, FGIC	1,040,720
1,000,000	Honolulu City & County Waste Water System Revenue, Series SR, 5.00%, 7/1/07, AMBAC	1,005,210
645,000	Maui County GO, Series A, 4.00%, 7/1/12, MBIA	652,172
1,090,000	University of Hawaii System Revenue, Series A, 5.50%, 7/15/16, Callable 7/15/12 @ 100, FGIC	1,180,339

		26,476,918

Michigan (4.3%)
1,500,000	Michigan State Building Authority Revenue, Series II, 5.00%, 10/15/12, Prerefunded 10/15/07 @ 101	1,528,515
1,000,000	Michigan State Certificate of Participation, 5.50%, 6/1/27, Prerefunded 6/1/10 @ 100, AMBAC	1,053,170

		2,581,685

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Tax-Free Short Intermediate Securities Fund

Schedule of Portfolio Investments, Continued

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued
Minnesota (4.4%)
$2,500,000	Minnesota State GO, 5.00%, 8/1/16, Callable 8/1/12 @ 100	$2,647,350

New Jersey (1.7%)
1,000,000	New Jersey State Certificate of Participation, 5.00%, 6/15/09	1,025,220

New York (6.9%)
1,000,000	New York State Environmental Facilities Corp, Solid Waste Disposal Revenue, Series A, 4.45%, 7/1/17	1,005,860
1,000,000	New York State Thruway Authority Revenue, Highway & Bridge Trust Fund, Series B, 5.25%, 4/1/12, AMBAC	1,069,190
New York, New York GO, Series C
1,000,000	5.00%, 1/1/11	1,039,820
1,000,000	4.25%, 1/1/12	1,015,010

		4,129,880

Pennsylvania (1.8%)
1,030,000	Philadelphia Water & Wastewater Revenue, Series B, 5.50%, 11/1/11, FGIC	1,107,065

Puerto Rico (6.6%)
1,200,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 6.25%, 7/1/13, MBIA	1,367,904
1,450,000	Puerto Rico Commonwealth GO, 5.25%, 7/1/09, MBIA	1,501,228
500,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series D, 5.75%, 7/1/41, Prerefunded 7/1/12 @ 100	549,270
500,000	University of Puerto Rico, University Revenue, Series P, 5.00%, 6/1/13	527,375

		3,945,777

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Texas (1.8%)
$1,000,000	San Antonio Electric & Gas Revenue, 5.25%, 2/1/12	$1,062,990

Utah (1.7%)
1,000,000	Utah State GO, Series F, 5.00%, 7/1/12, Prerefunded 7/1/07 @ 100	1,005,730

Wisconsin (2.6%)
1,000,000	Wisconsin State Health & Educational Facilities Authority Revenue, Wheaton Healthcare, 5.00%, 8/15/13	1,042,350
500,000	Wisconsin State Health & Educational Facilities Authority Revenue, Wheaton Healthcare, Series B, 5.00%, 8/15/13	518,290

		1,560,640

Total Municipal Bonds (Cost $49,217,037)		49,370,306

U.S. Government Agencies (4.9%)
Federal Home Loan Bank
1,000,000	5.15%, 4/4/07 (a)	991,240
2,000,000	4.63%, 11/21/08	1,983,740

Total U.S. Government Agencies (Cost $2,989,540)		2,974,980

Investment Companies (1.4%)
815,542	Dreyfus Tax Exempt Cash Management Fund, Institutional Fund, 3.43% (b)	815,542

Total Investment Companies (Cost $815,542)		815,542

Total Investments (Cost $59,392,147) (c)—99.1%		59,534,248
Other assets in excess of liabilities—0.9%		512,748

Net Assets—100.0%		$60,046,996

(a)	Rate represents the effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for financial reporting and federal income tax purposes. Unrealized appreciation/depreciation is as follows:

Unrealized appreciation	$252,278
Unrealized depreciation	(110,177)

Net unrealized appreciation	$142,101

AMBAC—Insured by American Municipal Bond Assurance Corp.

FGIC—Insured by Financial Guaranty Insurance Co.

FNMA—Insured by Federal National Mortgage Association

FSA—Insured by Federal Security Assurance

FSA-CR—Federal Security Assuarance Custodial Receipts

GO—General Obligation

MBIA—Insured by Municipal Bond Insurance Association

See notes to financial statements.

PACIFIC CAPITAL FUNDS

U.S. Government Short Fixed Income Fund

Schedule of Portfolio Investments

January 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agencies (98.2%)
Federal Farm Credit Bank (6.1%)
$150,000	5.08%, 4/3/07, Callable 3/6/07 @ 100	$149,926
1,480,000	4.60%, 8/8/08, Callable 3/6/07 @ 100	1,466,162
3,800,000	5.20%, 8/16/11	3,819,661

		5,435,749

Federal Home Loan Bank (92.1%)
4,899,000	5.18%, 2/1/07 (a)	4,898,320
40,000	5.13%, 2/20/07	39,998
35,000	5.00%, 3/2/07	34,991
90,000	6.20%, 10/10/07	90,266
100,000	3.02%, 11/6/07, Callable 5/6/07 @ 100	98,345
1,830,000	5.00%, 11/23/07, Callable 3/23/07 @ 100	1,825,275
4,000,000	5.05%, 12/14/07, Callable 3/14/07 @ 100	3,990,508
3,950,000	5.00%, 12/17/07, Callable 3/17/07 @ 100	3,938,873
6,375,000	5.00%, 1/28/08, Callable 4/28/07 @ 100	6,355,461
10,000	4.00%, 2/22/08, Callable 3/22/07 @ 100	9,873
1,500,000	4.61%, 2/28/08, Callable 5/28/07 @ 100	1,489,973
1,000,000	5.10%, 3/6/08	998,557
1,185,000	4.25%, 4/21/08, Callable 4/21/07 @ 100	1,171,063
5,060,000	5.50%, 5/30/08, Callable 5/30/07 @ 100	5,058,472

Principal Amount	Security Description	Value
U.S. Government Agencies, continued
Federal Home Loan Bank, continued
4,000,000	5.13%, 11/28/08, Callable 11/28/07 @ 100	3,988,664
$1,000,000	5.00%, 3/2/09, Callable 3/5/07 @ 100 (b)	$997,590
4,000,000	5.25%, 3/2/09, Callable 3/2/07 @ 100	3,999,724
7,650,000	5.50%, 5/4/09, Callable 5/4/07 @ 100	7,641,118
15,275,000	5.25%, 8/5/09 – 6/10/11	15,389,748
5,875,000	5.25%, 11/13/09, Callable 11/14/07 @ 100	5,856,970
4,855,000	5.50%, 7/30/10, Callable 4/30/07 @ 100	4,843,600
1,985,000	4.85%, 2/4/11	1,972,514
4,000,000	4.63%, 2/18/11	3,946,200
2,000,000	5.60%, 6/28/11	2,044,540
1,000,000	4.88%, 11/18/11	993,234

		81,673,877

Total U.S. Government Agencies (Cost $87,008,953)		87,109,626

U.S. Treasury Obligations (0.1%)
U.S. Treasury Notes
38,000	2.25%, 2/15/07	37,961
59,000	3.13%, 5/15/07	58,689

Total U.S. Treasury Obligations (Cost $96,940)		96,650

Total Investments (Cost $87,105,893) (c)—98.3%		87,206,276
Other assets in excess of liabilities—1.7%		1,490,100

Net Assets—100.0%		$88,696,376

(a)	Rate disclosed represents effective yield at purchase.
(b)	Rate periodically changes. Rate disclosed is rate in effect at January 31, 2007.
(c)	Cost for financial reporting and federal income tax purposes. Unrealized appreciation/depreciation is as follows:

Unrealized appreciation	$235,856
Unrealized depreciation	(135,473)

Net unrealized appreciation	$100,383

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Notes to Financial Statements

January 31, 2007

(Unaudited)

1.	Organization

Pacific Capital Funds (the “Trust”) was organized on October 30, 1992, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust currently consists of the following investment portfolios (individually, a “Fund” and collectively, the “Funds”): New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. The Trust is authorized to issue an unlimited number of shares without par value in four classes of shares for each Fund: Class A, Class B, Class C and Class Y. The sale of Class B Shares has been suspended since June 1, 2003 (except for reinvestment of dividends and exchanges of Class B Shares between Funds).

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of the New Asia Growth Fund, the International Stock Fund, the Small Cap Fund, the Mid-Cap Fund, the Growth Stock Fund, the Growth and Income Fund, and the Value Fund have a maximum sales charge on purchases of 5.25% of the purchase price; the Class A Shares for the High Grade Core Fixed Income Fund and the Tax-Free Securities Fund have a maximum sales charge on purchases of 4.00% of the purchase price; and the Class A Shares for the High Grade Short Intermediate Fixed Income Fund, the Tax-Free Short Intermediate Securities Fund, and the U.S. Government Short Fixed Income Fund have a maximum sales charge on purchases of 2.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% as a percentage of original purchase price or sale price (whichever is less) if redeemed before the sixth anniversary of purchase, declining from 5.00% within the first year to 0% after the sixth year. The Class C Shares have a CDSC of 1.00% as a percentage of the original purchase price if redeemed within twelve months of purchase.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which are valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available mean of the bid and asked quotations in the principal market in which such securities are normally traded. Investments in securities in which the principal market is not an exchange or an over-the-counter market are valued using an independent pricing service approved by the Board of Trustees. Such prices reflect fair values, which may be established through the use of electronic

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

and matrix techniques. Short-term obligations that mature in 60 days or less are valued at amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. In the event of an increase or decrease in the value of a designated benchmark index greater than predetermined levels, the New Asia Growth Fund and the International Stock Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Transactions:

The accounting records of the Trust are maintained in U.S. dollars. Investment securities and other assets and liabilities of Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Foreign Currency Contracts:

The New Asia Growth Fund and International Stock Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract term over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. These Funds enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably.

Futures Contracts:

Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities, and financial indices; may purchase or sell exchange-listed or OTC options on any such futures contracts; and may engage in related closing transactions. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

The Small Cap Fund has entered into futures contracts for hedging purposes, such as to protect against anticipated declines in the market value of its portfolio securities or to manage exposure to changing interest rates. The Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin”, and are recorded by the Fund as unrealized gains or losses. When a futures contract closes, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At January 31, 2007, the International Stock Fund and Small Cap Fund held restricted securities representing 0.5% and 1.5% of net assets, respectively. The restricted securities held as of January 31, 2007 are identified below:

Issue Description	Acquisition Date	Shares	Cost ($)	Value ($)
International Stock Fund:
Evraz Group SA, GDR	*	41,734	1,045,495	1,160,623

Small Cap Fund:
Castlepoint Holdings Ltd. (a)	3/27/06	267,400	2,674,000	2,874,550
JER Investors Trust, Inc.	**	76,700	1,150,500	1,570,816
Quintana Maritime Ltd.	5/10/06	279,550	796,800	3,575,445

(a)	Determined to be illiquid based upon procedures approved by the Board of Trustees.
*	Purchased on various dates beginning 4/25/06.
**	Purchased on various dates beginning 8/29/05.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations:

Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, if any, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

Income, expenses (other than expenses attributable to a specific share class) and realized/unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders:

Dividends from net investment income are declared daily and paid monthly for the High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund. Dividends from net investment income are declared and paid quarterly for the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, and Value Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for all the Funds. Some of the Funds utilize equalization accounting for tax purposes and designate earnings and profits, including realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Redemption Fees:

The New Asia Growth Fund and International Stock Fund may impose a redemption fee. This fee can be assessed on redemptions and exchanges of Fund shares within 90 days from the date the Fund shares were acquired. For financial statement purposes, these amounts are included in the Statements of Changes in Net Assets in “Proceeds from Shares Issued”. Redemption fees collected for the Funds for the period ended January 31, 2007 and the year ended July 31, 2006 were as follows:

	Period Ended 01/31/07 ($)	Year Ended 07/31/06 ($)
New Asia Growth Fund	209	1,254
International Stock Fund	395	594

New Accounting Pronouncements:

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the semi-annual financial reporting date which occurs during fiscal year beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have a material impact on the financial statements.

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe that the adoption of SFAS No. 157 will materially impact the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding securities maturing less than one year from acquisition and U.S. Government securities) for the period ended January 31, 2007 were as follows:

	Purchases ($)	Sales ($)
New Asia Growth Fund	18,752,792	29,099,709
International Stock Fund	45,465,332	67,111,709
Small Cap Fund	354,744,370	347,712,190
Mid-Cap Fund	26,651,577	46,503,661
Growth Stock Fund	203,340,017	228,685,845
Growth and Income Fund	217,901,794	233,119,389
Value Fund	221,827,609	217,684,679
High Grade Core Fixed Income Fund	35,205,286	34,703,261
Tax-Free Securities Fund	19,399,236	34,120,885
High Grade Short Intermediate Fixed Income Fund	8,423,801	—
Tax-Free Short Intermediate Securities Fund	22,557,771	25,164,514

Purchases and sales of long-term U.S. Government securities for the period ended January 31, 2007 were as follows:

	Purchases ($)	Sales ($)
High Grade Core Fixed Income Fund	124,679,647	105,222,027
High Grade Short Intermediate Fixed Income Fund	18,664,705	28,612,430
Tax-Free Short Intermediate Securities Fund	1,998,035	1,986,250
U.S. Government Short Fixed Income Fund	39,483,430	49,663,342

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

4.	Transactions with Affiliates

Investment advisory services are provided to the Trust by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Funds are charged the following annual fees based upon average daily net assets which are computed daily and paid monthly:

	Maximum Annual Advisory Fee (%)	Net Annual Fees Paid (%)
New Asia Growth Fund	0.40	0.40
International Stock Fund	0.45	0.35
Small Cap Fund*	0.50	0.36
Mid-Cap Fund	0.60	0.22
Growth Stock Fund	0.80	0.80
Growth and Income Fund	0.80	0.80
Value Fund	0.80	0.80
High Grade Core Fixed Income Fund	0.60	0.45
Tax-Free Securities Fund	0.60	0.45
High Grade Short Intermediate Fixed Income Fund	0.50	0.19
Tax-Free Short Intermediate Securities Fund	0.50	0.40
U.S. Government Short Fixed Income Fund	0.40	0.13

*	The fee is reduced by any amount paid to the Sub-Advisers in excess of 0.60% so that the total advisory and sub-advisory fees will not exceed 1.00%.

The Adviser has voluntarily agreed to waive a portion of its fees. Fee waivers are voluntary and may be terminated at any time.

The following Funds have entered into Sub-Advisory contracts as listed below. Under the terms of each Sub-Advisory agreement, the Funds are charged the following annual fees by the Sub-Adviser based upon average daily net assets which are computed daily and paid quarterly:

	Sub-Adviser	Annual Fees Paid
New Asia Growth Fund	First State Investments International Limited	0.50%

International Stock Fund	Hansberger Global Investors, Inc.	0.60% of the first $75 million; 0.35% in excess of $75 million

Small Cap Fund	Nicholas-Applegate Capital Management, small cap value style Nicholas-Applegate Capital Management, systematic small cap style	0.60% of the first $50 million; 0.55% on assets in excess of $50 million[1] 0.70%[2]
	Wellington Management Company, LLP	0.70% of the first $150 million; 0.65% on assets in excess of $150 million[3]

Mid-Cap Fund	Chicago Equity Partners, LLC[4]	0.20%

1	On assets managed by Nicholas-Applegate Capital Management with its small cap value style.
2	On assets managed by Nicholas-Applegate Capital Management with its systematic small cap style.
3	On assets managed by Wellington Management Company, LLP.
4	Prior to October 10, 2006, Bankoh Investment Partners, LLC, a joint venture between Bank of Hawaii and Chicago Equity Partners, LLC acted as Sub-Adviser to the Fund and received the same fees as listed in the table.

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

Bank of Hawaii (the “Administrator”) acts as Administrator of the Trust and receives 0.04% of the average daily net assets of the Trust for this service.

BISYS Fund Services Ohio, Inc. (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., serves the Trust as Sub-Administrator pursuant to an agreement among the Trust, the Administrator, and BISYS. BISYS receives fees from the Trust of 0.05% of the average daily net assets of the Trust and $10,000 annually for providing additional legal services, subject to reduction if certain standards are not met, plus out-of-pocket expenses.

In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Trust and perform certain related services. BISYS receives a fee for this service and reimbursement for certain out-of-pocket expenses.

BISYS also serves the Trust as Fund Accountant and Transfer Agent. Under the terms of the fund accounting and transfer agency agreements, BISYS is entitled to receive fees subject to reduction if certain standards are not met and reimbursement for certain out-of-pocket expenses.

BISYS Fund Services Limited Partnership (the “Distributor”), also a wholly owned subsidiary of The BISYS Group, Inc., serves the Trust as principal underwriter and distributor. The Trust has adopted for the Class A, Class B and Class C Shares of each of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, each Fund pays the Distributor a fee which will not exceed on an annual basis, 0.40%, 1.00% and 1.00%, respectively, of the average daily net assets attributable to the Class A, Class B and Class C Shares of each Fund. The Distributor is contractually limiting the 12b-1 fee for Class A Shares to 0.25% through November 30, 2007. These fees are for payments the Distributor makes to banks, including the Administrator or its affiliates, other institutions and broker dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur for providing distribution or shareholder service assistance. The following table shows amounts received by the Distributor on commissions from sales and the amounts paid to affiliated broker dealers of the Funds during the period ended January 31, 2007:

	Received ($)	Paid to Affiliates ($)
Class A	144,124	15,514
Class C	61,555	9,645

Certain Officers and Trustees of the Trust are affiliated with the Administrator, the Adviser, BISYS or the Distributor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five Independent Trustees receives a fee for his services plus the reimbursement of certain expenses incurred.

The Adviser has entered into a reimbursement agreement with the Funds in which it agrees to reimburse the Funds for certain fees charged by various intermediaries. The intermediaries, such as broker-dealers, banks, retirement plan administrators or other institutions, make one or more Funds available to their customers in accordance with relevant Intermediary Agreements and provide certain recordkeeping, processing and/or administrative services. This agreement can be terminated by the Adviser with 60 days’ written notice. The reimbursements made by the Adviser may not be recouped in future periods.

During the year ended July 31, 2006, the Adviser reimbursed the Growth Stock Fund and Value Fund $3,093 and $3,762, respectively, for commissions incurred on a security transaction that was intended to be a transfer of securities between the Funds under Rule 17a-7, but was inadvertently traded via a broker. These amounts are included in the line item “Net realized gains (losses) from investments and reimbursement from affiliates” on the Statements of Changes in Net Assets. The impact to both Funds was less than $0.005 per share.

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

Also during the year ended July 31, 2006, Nicholas-Applegate Capital Management reimbursed the Small Cap Fund $38,757 for losses incurred in the disposal of investments held in violation of the Fund’s investment restrictions. The amount is included on the line item “Net realized gains from investments, futures, and foreign currency transactions and reimbursement from affiliates of realized losses on the disposal of investments in violation of restrictions” on the Statements of Changes in Net Assets. The impact to the Fund was less than $0.005 per share.

5.	Risks

The New Asia Growth Fund, International Stock Fund, and Small Cap Fund may invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future adverse political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.

The New Asia Growth Fund’s concentration of investments in securities of issuers located in the Far East Asia region may subject the Fund to the effects of economic and government policies within that region.

The Tax-Free Securities and Tax-Free Short Intermediate Securities Funds’ concentration of investments in securities of issuers located in Hawaii may subject each Fund to the effects of economic developments and government policies within Hawaii.

6.	Federal Income Tax Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., paydown reclasses and foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending July 31, 2007.

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

The tax character of distributions paid during the year ended July 31, 2006 were as follows (amounts in thousands):

	Distributions Paid From
	Net Investment Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Tax-Exempt Distributions ($)	Total Distributions Paid ($)
New Asia Growth Fund	653	2,618	3,271	—	3,271
International Stock Fund	1,786	—	1,786	—	1,786
Small Cap Fund	5,368	14,808	20,176	—	20,176
Mid-Cap Fund	2,202	2,495	4,697	—	4,697
Growth and Income Fund	801	—	801	—	801
Value Fund	1,904	17	1,921	—	1,921
High Grade Core Fixed Income Fund	12,913	46	12,959	—	12,959
Tax-Free Securities Fund	283	3,961	4,244	12,703	16,947
High Grade Short Intermediate Fixed Income Fund	2,795	—	2,795	—	2,795
Tax-Free Short Intermediate Securities Fund	371	—	371	1,717	2,088
U.S. Government Short Fixed Income Fund	4,091	—	4,091	—	4,091

As of July 31, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Undistributed				Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)*	Total Accumulated Earnings/ (Deficit) ($)
	Ordinary Income ($)	Long-Term Capital Gain ($)	Accumulated Earnings ($)	Distributions Payable ($)
New Asia Growth Fund	497	4,290	4,787	—	(14)	13,516	18,289
International Stock Fund	220	—	220	—	(12,145)	19,972	8,047
Small Cap Fund	17,848	13,621	31,469	—	—	17,897	49,366
Mid-Cap Fund	824	5,448	6,272	—	—	4,920	11,192
Growth Stock Fund	—	—	—	—	(90,523)	(3,447)	(93,970)
Growth and Income Fund	—	—	—	—	(11,592)	4,864	(6,728)
Value Fund	—	13,867	13,867	—	—	14,655	28,522
High Grade Core Fixed Income Fund	97	—	97	(152)	(5,320)	500	(4,875)
High Grade Short Intermediate Fixed Income Fund	29	—	29	(29)	(2,049)	(535)	(2,584)
U.S. Government Short Fixed Income Fund	60	—	60	(52)	(2,827)	(209)	(3,028)

Continued

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Notes to Financial Statements, Continued

January 31, 2007

(Unaudited)

	Undistributed					Accumulated Capital & Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)*	Total Accumulated Earnings/ (Deficit) ($)
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gain ($)	Accumulated Earnings ($)	Distributions Payable ($)
Tax-Free Securities Fund	132	—	—	132	(132)	(293)	13,545	13,252
Tax-Free Short Intermediate Securities Fund	24	—	—	24	(23)	(708)	147	(560)

*	Any differences between book basis and tax basis unrealized appreciation/(depreciation) are attributable to the tax deferral of losses on wash sales and/or passive foreign investment companies.

As of the latest tax year end of July 31, 2006, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires
	2010 ($)	2011 ($)	2012 ($)	2013 ($)	2014 ($)
International Stock Fund	2,310,504	9,834,840	—	—	—
Growth Stock Fund	8,501,492	82,021,934	—	—	—
Growth and Income Fund	—	11,592,422	—	—	—
High Grade Core Fixed Income Fund	—	—	—	—	95,740
High Grade Short Intermediate Fixed Income Fund	—	—	—	55,178	605,203
Tax-Free Short Intermediate Securities Fund	—	—	—	14,258	18,908
U.S. Government Short Fixed Income Fund	—	—	32,741	1,268,106	889,880

During the year ended July 31, 2006, the International Stock Fund, Growth Stock Fund, Growth and Income Fund, and Value Fund utilized $14,227, $16,996, $8,064 and $7,123 in capital loss carryforwards (in thousands), respectively.

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds have deferred losses, which will be treated as arising on the first day of the fiscal year to end July 31, 2007:

	Post October Capital Losses ($)	Foreign Currency Losses ($)
New Asia Growth Fund	—	14,273
High Grade Core Fixed Income Fund	5,224,671	—
Tax-Free Securities Fund	292,748	—
High Grade Short Intermediate Fixed Income Fund	1,388,441	—
Tax-Free Short Intermediate Securities Fund	675,012	—
U.S. Government Short Fixed Income Fund	636,072	—

7.	Legal and Regulatory Matters

Management of the Funds has reported to the Funds’ Board of Trustees (the “Board”) that, like many U.S. financial services companies, the Funds and certain of its affiliates have from time to time received formal requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual funds. Management has advised the Board that the Funds and their affiliates have cooperated fully with each request.

Continued

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Notes to Financial Statements, Concluded

January 31, 2007

(Unaudited)

Management of the Funds previously reported to the Board that each of the Funds, the Asset Management Group of Bank of Hawaii, the Adviser’s parent company, and four present or former officers of the Adviser had received letters from a member of the staff of the Pacific Regional Office of the Securities and Exchange Commission (the “SEC”) indicating that the staff intended to recommend to the SEC institution of a civil enforcement action against the recipients related to the SEC’s investigation of alleged market timing and/or excessive trading in shares of the Funds by a former shareholder of the Funds who was at the time an employee of the Adviser. In December 2005, the SEC informed the Funds and other recipients that its investigation into the matter had been terminated and no enforcement action had been recommended.

The Adviser directly reimbursed those shareholders of the Funds who incurred traceable losses above a de minimis amount resulting from the former employee’s trading activity, or put into escrow funds for such shareholders. Each pension or employee benefit plan was treated as a single shareholder for purposes of applying the de minimis threshold. In addition, the Adviser has reimbursed the Funds in the amount of $33,137. The following is a breakout by fund of the $33,137 reimbursement. These amounts are included in the line item “Net realized gains from investments, futures, and foreign currency transactions and reimbursements from affiliates of realized losses on the disposal of investments in violation of restrictions” or “Net realized gains (losses) from investments and reimbursement from affiliates” on the Statements of Changes in Net Assets. The impact for all Funds is less than $0.005 per share and the Adviser believes the matter is now fully resolved.

New Asia Growth Fund	$22,564
Small Cap Fund	4,377
Growth Stock Fund	3,920
High Grade Short Intermediate Fixed Income Fund	2,276

In addition, BISYS Fund Services, Inc., certain affiliates of which provide various services to the Trust as described in footnote 4, has reached a settlement with the SEC regarding the SEC’s investigation related to their past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Fund management has not determined the degree, if any, to which the Funds are affected by the settlement. Based on management’s review and consideration of the matter to date, management does not believe the Funds’ financial statements would be adversely impacted as a result of this investigation.

8.	Special Meeting of Shareholders

On September 26, 2006, a Special Meeting of the Shareholders of the Mid-Cap Fund was held. The purpose of the meeting was to seek shareholder approval of a Sub-Advisory Agreement for the Mid-Cap Fund with a new sub-adviser, Chicago Equity Partners, LLC. The number of shares voted is as follows:

	No. of Shares	% of Shares Voted
AFFIRMATIVE:	4,872,762	99.934
AGAINST:	1,374	0.029
ABSTAIN:	1,825	0.037
TOTAL:	4,875,961	100.000

PACIFIC CAPITAL FUNDS — NEW ASIA GROWTH FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains on Investments and Foreign Currency Transactions	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$16.84	$0.07	$3.50	$3.57	$(0.08)	$(1.83)	$(1.91)	$18.50	21.73%	$2,454	1.63%	0.70%	1.78%	20.93%
Year Ended July 31, 2006	15.52	0.10	2.12	2.22	(0.10)	(0.80)	(0.90)	16.84	15.00	2,157	1.76	0.64	2.08	44.10
Year Ended July 31, 2005	11.46	0.11 (f)	4.07	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06
Year Ended July 31, 2004	9.77	0.08	1.68	1.76	(0.07)	—	(0.07)	11.46	17.94	1,386	1.88	0.52	2.39	78.13
Year Ended July 31, 2003	9.83	0.02	(0.07)	(0.05)	(0.01)	—	(0.01)	9.77	(0.47)	1,264	2.10	0.22	2.61	110.44
Year Ended July 31, 2002	9.42	(0.01)	0.42	0.41	—	—	—	9.83	4.35	1,530	1.96	(0.07)	2.48	70.55
CLASS B
Period Ended January 31, 2007 (Unaudited)	$16.13	$0.01	$3.35	$3.36	$(0.04)	$(1.83)	$(1.87)	$17.62	21.29%	$660	2.38%	(0.04)%	2.38%	20.93%
Year Ended July 31, 2006	14.97	—	2.01	2.01	(0.05)	(0.80)	(0.85)	16.13	14.05	639	2.51	(0.04)	2.57	44.10
Year Ended July 31, 2005	11.09	0.01 (f)	3.93 (f)	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06
Year Ended July 31, 2004	9.48	(0.02)	1.65	1.63	(0.02)	—	(0.02)	11.09	17.18	369	2.64	(0.23)	2.65	78.13
Year Ended July 31, 2003	9.60	(0.04)	(0.08)	(0.12)	—	—	—	9.48	(1.25)	424	2.85	(0.51)	2.86	110.44
Year Ended July 31, 2002	9.22	(0.10)	0.48	0.38	—	—	—	9.60	4.12	426	2.71	(0.91)	2.74	70.55
CLASS C
Period Ended January 31, 2007 (Unaudited)	$16.12	$0.01	$3.35	$3.36	$(0.04)	$(1.83)	$(1.87)	$17.61	21.31%	$487	2.38%	(0.04)%	2.38%	20.93%
Year Ended July 31, 2006	14.96	(0.01)	2.02	2.01	(0.05)	(0.80)	(0.85)	16.12	14.08	413	2.51	(0.10)	2.57	44.10
Year Ended July 31, 2005	11.09	0.04 (f)	3.91 (f)	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06
Period Ended July 31, 2004*	11.98	(0.01)	(0.88)	(0.89)	—	—	—	11.09	(7.43)	9	2.53	(0.66)	2.53	78.13
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$17.07	$0.09	$3.56	$3.65	$(0.10)	$(1.83)	$(1.93)	$18.79	21.91%	$94,317	1.38%	0.98%	1.38%	20.93%
Year Ended July 31, 2006	15.72	0.14	2.15	2.29	(0.14)	(0.80)	(0.94)	17.07	15.26	85,836	1.51	0.98	1.57	44.10
Year Ended July 31, 2005	11.60	0.15 (f)	4.13 (f)	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06
Year Ended July 31, 2004	9.89	0.11	1.70	1.81	(0.10)	—	(0.10)	11.60	18.21	29,827	1.63	0.80	1.64	78.13
Year Ended July 31, 2003	9.93	0.05	(0.06)	(0.01)	(0.03)	—	(0.03)	9.89	(0.13)	23,937	1.85	0.59	1.86	110.44
Year Ended July 31, 2002	9.49	0.01	0.43	0.44	— (g)	—	— (g)	9.93	4.64	19,870	1.71	0.13	1.73	70.55

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — INTERNATIONAL STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains on Investments and Foreign Currency Transactions	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.81	$—	(g)	$1.58		$1.58	$(0.04)	$—	$(0.04)	$12.35	14.62%	$1,090	1.37%	—%	1.62%	21.67%
Year Ended July 31, 2006	8.95	0.07		1.87		1.94	(0.08)	—	(0.08)	10.81	21.65	999	1.48	0.68	1.90	46.18
Year Ended July 31, 2005	7.41	0.05	(f)	1.52	(f)	1.57	(0.03)	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98
Year Ended July 31, 2004	6.46	(0.01)		0.96		0.95	—	—	—	7.41	14.71	884	1.78	(0.05)	2.38	237.06
Year Ended July 31, 2003	6.37	0.03		0.06		0.09	—	—	—	6.46	1.41	874	1.84	0.43	2.44	178.04
Year Ended July 31, 2002	8.15	(0.04)		(1.74)		(1.78)	—	—	—	6.37	(21.84)	1,137	1.81	(0.15)	2.44	244.40
CLASS B
Period Ended January 31, 2007 (Unaudited)	$10.27	$(0.05)		$1.51		$1.46	$(0.01)	$—	$(0.01)	$11.72	14.19%	$693	2.12%	(0.76)%	2.22%	21.67%
Year Ended July 31, 2006	8.54	(0.01)		1.77		1.76	(0.03)	—	(0.03)	10.27	20.63	673	2.23	(0.06)	2.39	46.18
Year Ended July 31, 2005	7.10	(0.01	)(f)	1.46	(f)	1.45	(0.01)	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98
Year Ended July 31, 2004	6.24	(0.05)		0.91		0.86	—	—	—	7.10	13.78	608	2.53	(0.80)	2.63	237.06
Year Ended July 31, 2003	6.18	(0.03)		0.09		0.06	—	—	—	6.24	0.97	536	2.59	(0.36)	2.69	178.04
Year Ended July 31, 2002	7.94	(0.07)		(1.69)		(1.76)	—	—	—	6.18	(22.17)	612	2.56	(0.95)	2.69	244.40
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.27	$(0.05)		$1.49		$1.44	$(0.01)	$—	$(0.01)	$11.70	14.00%	$582	2.12%	(0.73)%	2.22%	21.67%
Year Ended July 31, 2006	8.53	(0.01)		1.78		1.77	(0.03)	—	(0.03)	10.27	20.78	601	2.23	(0.04)	2.39	46.18
Year Ended July 31, 2005	7.10	0.05	(f)	1.39	(f)	1.44	(0.01)	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98
Period Ended July 31, 2004*	7.48	(0.01)		(0.37)		(0.38)	—	—	—	7.10	(5.08)	9	2.60	(0.45)	2.71	237.06
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$11.03	$0.01		$1.60		$1.61	$(0.05)	$—	$(0.05)	$12.59	14.62%	$217,183	1.12%	0.24%	1.22%	21.67%
Year Ended July 31, 2006	9.13	0.09		1.91		2.00	(0.10)	—	(0.10)	11.03	21.90	209,795	1.23	1.15	1.39	46.18
Year Ended July 31, 2005	7.55	0.08	(f)	1.55	(f)	1.63	(0.05)	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98
Year Ended July 31, 2004	6.57	0.01		0.97		0.98	—	—	—	7.55	14.92	59,165	1.53	0.20	1.63	237.06
Year Ended July 31, 2003	6.44	0.05		0.08		0.13	—	—	—	6.57	2.02	60,558	1.59	0.74	1.69	178.04
Year Ended July 31, 2002	8.19	(0.01)		(1.74)		(1.75)	—	—	—	6.44	(21.37)	50,422	1.56	0.03	1.69	244.40

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — SMALL CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$17.67	$(0.04	)(f)	$2.62	(f)	$2.58	$—	$(1.41)	$(1.41)	$18.84	14.74%	$216,030	1.56%	(0.42)%	1.81%	80.46%
Year Ended July 31, 2006	18.10	(0.07	)(f)	0.93	(f)	0.86	—	(1.29)	(1.29)	17.67	4.97	215,270	1.62	(0.40)	2.02	110.61
Year Ended July 31, 2005	16.52	(0.08	)(f)	4.39	(f)	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75
Year Ended July 31, 2004	13.24	(0.02)		3.64		3.62	—	(0.34)	(0.34)	16.52	27.53	10,625	1.55	(0.37)	2.15	90.26
Year Ended July 31, 2003	12.15	(0.01)		2.59		2.58	(0.02)	(1.47)	(1.49)	13.24	24.62	1,595	1.60	(0.08)	2.20	105.27
Year Ended July 31, 2002	13.47	0.03		(0.36)		(0.33)	(0.03)	(0.96)	(0.99)	12.15	(2.72)	1,265	1.58	0.20	2.20	81.67
CLASS B
Period Ended January 31, 2007 (Unaudited)	$16.62	$(0.10	)(f)	$2.46	(f)	$2.36	$—	$(1.41)	$(1.41)	$17.57	14.34%	$3,064	2.31%	(1.15)%	2.41%	80.46%
Year Ended July 31, 2006	17.22	(0.19	)(f)	0.88	(f)	0.69	—	(1.29)	(1.29)	16.62	4.14	3,093	2.37	(1.11)	2.53	110.61
Year Ended July 31, 2005	15.94	(0.21)		4.22		4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75
Year Ended July 31, 2004	12.89	(0.17)		3.56		3.39	—	(0.34)	(0.34)	15.94	26.48	3,099	2.29	(1.12)	2.39	90.26
Year Ended July 31, 2003	11.92	(0.08)		2.52		2.44	—	(1.47)	(1.47)	12.89	23.74	2,476	2.35	(0.83)	2.45	105.27
Year Ended July 31, 2002	13.29	(0.06)		(0.35)		(0.41)	— (g)	(0.96)	(0.96)	11.92	(3.38)	2,013	2.33	(0.61)	2.44	81.67
CLASS C
Period Ended January 31, 2007 (Unaudited)	$16.63	$(0.10	)(f)	$2.46	(f)	$2.36	$—	$(1.41)	$(1.41)	$17.58	14.33%	$21,439	2.31%	(1.17)%	2.41%	80.46%
Year Ended July 31, 2006	17.23	(0.20	)(f)	0.89	(f)	0.69	—	(1.29)	(1.29)	16.63	4.19	14,908	2.37	(1.15)	2.53	110.61
Year Ended July 31, 2005	15.95	(0.21	)(f)	4.22	(f)	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75
Period Ended July 31, 2004*	15.84	(0.03)		0.14		0.11	—	—	—	15.95	0.69	46	2.32	(1.27)	2.42	90.26
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$17.92	$(0.02	)(f)	$2.66	(f)	$2.64	$—	$(1.41)	$(1.41)	$19.15	14.87%	$286,849	1.31%	(0.17)%	1.41%	80.46%
Year Ended July 31, 2006	18.29	(0.03	)(f)	0.95	(f)	0.92	—	(1.29)	(1.29)	17.92	5.26	197,701	1.37	(0.14)	1.53	110.61
Year Ended July 31, 2005	16.63	(0.05)		4.44		4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75
Year Ended July 31, 2004	13.30	(0.02)		3.69		3.67	—	(0.34)	(0.34)	16.63	27.78	117,641	1.29	(0.12)	1.39	90.26
Year Ended July 31, 2003	12.18	0.03		2.60		2.63	(0.04)	(1.47)	(1.51)	13.30	24.96	85,520	1.35	0.19	1.45	105.27
Year Ended July 31, 2002	13.49	0.06		(0.35)		(0.29)	(0.06)	(0.96)	(1.02)	12.18	(2.47)	68,001	1.33	0.47	1.45	81.67

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — MID-CAP FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$12.21	$0.05	$1.50	$1.55	$(0.05)	$(1.80)	$(1.85)	$11.91	13.16%	$719	1.05%	0.87%	1.59%	43.56%
Year Ended July 31, 2006	12.75	0.01	0.22	0.23	(0.02)	(0.75)	(0.77)	12.21	1.78	886	1.05	0.10	1.69	101.34
Year Ended July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23
Period Ended July 31, 2004*	10.00	0.02	0.33	0.35	(0.02)	—	(0.02)	10.33	3.50	186	1.05	0.34	2.08	47.75
CLASS C
Period Ended January 31, 2007 (Unaudited)	$12.07	$0.01	$1.47	$1.48	$(0.03)	$(1.80)	$(1.83)	$11.72	12.71%	$538	1.80%	0.15%	2.19%	43.56%
Year Ended July 31, 2006	12.68	(0.08)	0.22	0.14	—	(0.75)	(0.75)	12.07	1.07	547	1.80	(0.64)	2.18	101.34
Year Ended July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23
Period Ended July 31, 2004**	10.23	(0.01)	0.10	0.09	—	—	—	10.32	0.88	10	1.80	(0.52)	2.35	47.75
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$12.23	$0.07	$1.51	$1.58	$(0.07)	$(1.80)	$(1.87)	$11.94	13.34%	$61,364	0.80%	1.10%	1.19%	43.56%
Year Ended July 31, 2006	12.76	0.04	0.22	0.26	(0.04)	(0.75)	(0.79)	12.23	2.06	73,195	0.80	0.35	1.18	101.34
Year Ended July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23
Period Ended July 31, 2004*	10.00	0.03	0.34	0.37	(0.03)	—	(0.03)	10.34	3.69	30,689	0.80	0.60	1.35	47.75

*	For the period from December 30, 2003 (commencement of operations) to July 31, 2004.
**	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH STOCK FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Dividends from Net Investment Income		Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$8.40	$(0.01)		$1.16		$1.15	$—	(g)	$—	$—	$9.55	13.72%	$8,376	1.37%	(0.13)%	1.52%	135.27%
Year Ended July 31, 2006	8.67	(0.02	)(f)	(0.25	)(f)	(0.27)	—		—	—	8.40	(3.11)	7,979	1.39	(0.28)	1.73	191.06
Year Ended July 31, 2005	7.87	—		0.81		0.81	(0.01)		—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(h)
Year Ended July 31, 2004	7.60	(0.05)		0.32		0.27	—		—	—	7.87	3.55	10,875	1.35	(0.56)	1.85	60.70
Year Ended July 31, 2003	6.90	(0.04)		0.74		0.70	—		—	—	7.60	10.14	11,231	1.35	(0.58)	1.85	33.11
Year Ended July 31, 2002	10.25	(0.08)		(3.27)		(3.35)	—		—	—	6.90	(32.68)	11,701	1.34	(0.80)	1.86	36.85
CLASS B
Period Ended January 31, 2007 (Unaudited)	$7.82	$(0.04)		$1.08		$1.04	$—	(g)	$—	$—	$8.86	13.33%	$8,330	2.12%	(0.86)%	2.12%	135.27%
Year Ended July 31, 2006	8.14	(0.08	)(f)	(0.24	)(f)	(0.32)	—		—	—	7.82	(3.93)	8,898	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.07)		0.78		0.71	—		—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(h)
Year Ended July 31, 2004	7.23	(0.11)		0.31		0.20	—		—	—	7.43	2.77	12,804	2.10	(1.31)	2.10	60.70
Year Ended July 31, 2003	6.62	(0.09)		0.70		0.61	—		—	—	7.23	9.21	13,630	2.10	(1.33)	2.10	33.11
Year Ended July 31, 2002	9.89	(0.14)		(3.13)		(3.27)	—		—	—	6.62	(33.06)	14,431	2.09	(1.55)	2.11	36.85
CLASS C
Period Ended January 31, 2007 (Unaudited)	$7.82	$(0.04)		$1.08		$1.04	$—	(g)	$—	$—	$8.86	13.32%	$1,984	2.12%	(0.88)%	2.12%	135.27%
Year Ended July 31, 2006	8.13	(0.08	)(f)	(0.23	)(f)	(0.31)	—		—	—	7.82	(3.81)	1,926	2.14	(1.03)	2.20	191.06
Year Ended July 31, 2005	7.43	(0.05)		0.76		0.71	(0.01)		—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(h)
Period Ended July 31, 2004*	7.69	(0.02)		(0.24)		(0.26)	—		—	—	7.43	(3.38)	11	2.13	(1.24)	2.13	60.70
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$8.66	$—	(g)	$1.20		$1.20	$—	(g)	$—	$—	$9.86	13.90%	$136,928	1.12%	0.12%	1.12%	135.27%
Year Ended July 31, 2006	8.92	—	(f)	(0.26	)(f)	(0.26)	—		—	—	8.66	(2.91)	144,801	1.14	(0.03)	1.20	191.06
Year Ended July 31, 2005	8.09	0.02		0.83		0.85	(0.02)		—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(h)
Year Ended July 31, 2004	7.79	(0.03)		0.33		0.30	—		—	—	8.09	3.85	237,799	1.10	(0.31)	1.10	60.70
Year Ended July 31, 2003	7.06	(0.02)		0.75		0.73	—		—	—	7.79	10.34	251,310	1.10	(0.33)	1.10	33.11
Year Ended July 31, 2002	10.44	(0.05)		(3.33)		(3.38)	—		—	—	7.06	(32.38)	195,252	1.09	(0.55)	1.11	36.85

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Amounts calculated using the daily average shares method.
(g)	Less than $0.005 per share.
(h)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — GROWTH AND INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$13.32	$0.03	$1.64	$1.67	$(0.04)	$—	$(0.04)	$14.95	12.58%	$6,216	1.33%	0.53%	1.48%	131.40%
Year Ended July 31, 2006	13.32	0.04	—	0.04	(0.04)	—	(0.04)	13.32	0.28	5,519	1.38	0.29	1.71	170.39
Year Ended July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(f)
Year Ended July 31, 2004	10.69	0.01	0.96	0.97	(0.01)	—	(0.01)	11.65	9.11	5,539	1.38	0.12	1.88	48.46
Year Ended July 31, 2003	9.89	0.02	0.80	0.82	(0.02)	—	(0.02)	10.69	8.31	5,548	1.37	0.24	1.87	46.92
Year Ended July 31, 2002	13.89	—	(4.00)	(4.00)	—	—	—	9.89	(28.80)	5,696	1.35	(0.03)	1.88	43.28
CLASS B
Period Ended January 31, 2007 (Unaudited)	$12.51	$(0.01)	$1.54	$1.53	$(0.01)	$—	$(0.01)	$14.03	12.20%	$4,705	2.08%	(0.17)%	2.08%	131.40%
Year Ended July 31, 2006	12.57	(0.07)	0.01	(0.06)	—	—	—	12.51	(0.48)	5,330	2.13	(0.44)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(f)
Year Ended July 31, 2004	10.21	(0.07)	0.92	0.85	—	—	—	11.06	8.33	7,509	2.13	(0.63)	2.13	48.46
Year Ended July 31, 2003	9.50	(0.05)	0.76	0.71	—	—	—	10.21	7.47	7,507	2.12	(0.51)	2.12	46.92
Year Ended July 31, 2002	13.44	(0.10)	(3.84)	(3.94)	—	—	—	9.50	(29.32)	8,222	2.10	(0.79)	2.13	43.28
CLASS C
Period Ended January 31, 2007 (Unaudited)	$12.50	$(0.01)	$1.53	$1.52	$(0.01)	$—	$(0.01)	$14.01	12.13%	$1,900	2.08%	(0.20)%	2.08%	131.40%
Year Ended July 31, 2006	12.56	(0.06)	—	(0.06)	—	—	—	12.50	(0.48)	1,913	2.13	(0.45)	2.19	170.39
Year Ended July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(f)
Period Ended July 31, 2004*	11.17	(0.02)	(0.09)	(0.11)	—	—	—	11.06	(0.98)	10	2.17	(0.78)	2.17	48.46
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$13.42	$0.06	$1.65	$1.71	$(0.06)	$—	$(0.06)	$15.07	12.75%	$156,897	1.08%	0.80%	1.08%	131.40%
Year Ended July 31, 2006	13.42	0.07	—	0.07	(0.07)	—	(0.07)	13.42	0.52	152,521	1.13	0.54	1.19	170.39
Year Ended July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(f)
Year Ended July 31, 2004	10.76	0.05	0.96	1.01	(0.04)	—	(0.04)	11.73	9.39	127,883	1.13	0.38	1.13	48.46
Year Ended July 31, 2003	9.96	0.04	0.80	0.84	(0.04)	—	(0.04)	10.76	8.52	138,027	1.12	0.49	1.12	46.92
Year Ended July 31, 2002	13.97	0.03	(4.02)	(3.99)	(0.02)	—	(0.02)	9.96	(28.60)	116,719	1.10	0.20	1.13	43.28

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — VALUE FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.69	$0.07	$1.29	$1.36	$(0.07)	$(1.29)	$(1.36)	$10.69	13.08%	$2,904	1.30%	1.26%	1.45%	129.48%
Year Ended July 31, 2006	9.87	0.09	0.83	0.92	(0.10)	—	(0.10)	10.69	9.39	2,991	1.34	0.91	1.67	141.07
Year Ended July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(f)
Year Ended July 31, 2004	7.37	0.06	1.00	1.06	(0.06)	—	(0.06)	8.37	14.52	2,477	1.33	0.63	1.83	73.48
Year Ended July 31, 2003	7.02	0.07	0.35	0.42	(0.07)	—	(0.07)	7.37	6.07	2,146	1.32	1.05	1.82	77.62
Year Ended July 31, 2002	9.13	0.04	(2.11)	(2.07)	(0.04)	—	(0.04)	7.02	(22.74)	2,032	1.30	0.48	1.82	48.18
CLASS B
Period Ended January 31, 2007 (Unaudited)	$10.51	$0.02	$1.26	$1.28	$(0.03)	$(1.29)	$(1.32)	$10.47	12.56%	$1,382	2.05%	0.53%	2.05%	129.48%
Year Ended July 31, 2006	9.70	0.02	0.81	0.83	(0.02)	—	(0.02)	10.51	8.57	1,433	2.09	0.17	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(f)
Year Ended July 31, 2004	7.27	—	0.99	0.99	(0.01)	—	(0.01)	8.25	13.55	1,349	2.08	(0.11)	2.08	73.48
Year Ended July 31, 2003	6.93	0.02	0.34	0.36	(0.02)	—	(0.02)	7.27	5.22	1,291	2.07	0.31	2.07	77.62
Year Ended July 31, 2002	9.04	(0.02)	(2.09)	(2.11)	—	—	—	6.93	(23.34)	1,427	2.05	(0.28)	2.07	48.18
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.54	$0.02	$1.26	$1.28	$(0.03)	$(1.29)	$(1.32)	$10.50	12.52%	$1,993	2.05%	0.52%	2.05%	129.48%
Year Ended July 31, 2006	9.74	0.02	0.81	0.83	(0.03)	—	(0.03)	10.54	8.57	2,082	2.09	0.16	2.15	141.07
Year Ended July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(f)
Period Ended July 31, 2004*	8.19	—	0.06	0.06	—	—	—	8.25	0.87	10	2.11	(0.05)	2.11	73.48
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$10.71	$0.08	$1.29	$1.37	$(0.08)	$(1.29)	$(1.37)	$10.71	13.17%	$170,894	1.05%	1.49%	1.05%	129.48%
Year Ended July 31, 2006	9.89	0.13	0.82	0.95	(0.13)	—	(0.13)	10.71	9.64	145,676	1.09	1.18	1.15	141.07
Year Ended July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(f)
Year Ended July 31, 2004	7.38	0.08	1.01	1.09	(0.08)	—	(0.08)	8.39	14.76	178,389	1.08	0.89	1.08	73.48
Year Ended July 31, 2003	7.03	0.09	0.35	0.44	(0.09)	—	(0.09)	7.38	6.32	210,881	1.07	1.30	1.07	77.62
Year Ended July 31, 2002	9.15	0.06	(2.12)	(2.06)	(0.06)	—	(0.06)	7.03	(22.59)	198,862	1.05	0.71	1.07	48.18

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — HIGH GRADE CORE FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.61	$0.24	$0.10	$0.34	$(0.24)	$—	$(0.24)	$10.71	3.25%	$3,231	0.94%	4.57%	1.24%	45.16%
Year Ended July 31, 2006	11.02	0.44	(0.41)	0.03	(0.44)	— (f)	(0.44)	10.61	0.29	3,689	0.96	4.06	1.45	85.53
Year Ended July 31, 2005	11.05	0.40	—	0.40	(0.40)	(0.03)	(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95
Year Ended July 31, 2004	11.28	0.42	(0.03)	0.39	(0.42)	(0.20)	(0.62)	11.05	3.46	5,222	0.98	3.72	1.63	48.55
Year Ended July 31, 2003	11.22	0.47	0.17	0.64	(0.47)	(0.11)	(0.58)	11.28	5.76	8,841	0.97	4.04	1.62	52.53
Year Ended July 31, 2002	10.89	0.53	0.33	0.86	(0.53)	—	(0.53)	11.22	8.13	6,755	0.96	4.86	1.63	71.59
CLASS B
Period Ended January 31, 2007 (Unaudited)	$10.59	$0.20	$0.09	$0.29	$(0.20)	$—	$(0.20)	$10.68	2.77%	$2,304	1.69%	3.84%	1.84%	45.16%
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	2,944	1.71	3.32	1.92	85.53
Year Ended July 31, 2005	11.03	0.32	—	0.32	(0.32)	(0.03)	(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95
Year Ended July 31, 2004	11.26	0.33	(0.03)	0.30	(0.33)	(0.20)	(0.53)	11.03	2.70	4,397	1.73	2.97	1.88	48.55
Year Ended July 31, 2003	11.20	0.38	0.17	0.55	(0.38)	(0.11)	(0.49)	11.26	4.96	5,193	1.72	3.30	1.87	52.53
Year Ended July 31, 2002	10.87	0.45	0.33	0.78	(0.45)	—	(0.45)	11.20	7.34	4,997	1.71	4.11	1.88	71.59
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.59	$0.20	$0.09	$0.29	$(0.20)	$—	$(0.20)	$10.68	2.77%	$1,015	1.69%	3.82%	1.84%	45.16%
Year Ended July 31, 2006	11.00	0.36	(0.41)	(0.05)	(0.36)	— (f)	(0.36)	10.59	(0.45)	1,322	1.71	3.34	1.92	85.53
Year Ended July 31, 2005	11.02	0.32	0.01	0.33	(0.32)	(0.03)	(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95
Period Ended July 31, 2004*	11.02	0.08	—	0.08	(0.08)	—	(0.08)	11.02	0.76	10	1.75	2.98	1.90	48.55
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$10.67	$0.26	$0.10	$0.36	$(0.26)	$—	$(0.26)	$10.77	3.36%	$305,664	0.69%	4.79%	0.84%	45.16%
Year Ended July 31, 2006	11.09	0.47	(0.42)	0.05	(0.47)	— (f)	(0.47)	10.67	0.45	287,360	0.71	4.30	0.92	85.53
Year Ended July 31, 2005	11.12	0.43	—	0.43	(0.43)	(0.03)	(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95
Year Ended July 31, 2004	11.35	0.45	(0.03)	0.42	(0.45)	(0.20)	(0.65)	11.12	3.73	268,129	0.73	3.97	0.88	48.55
Year Ended July 31, 2003	11.29	0.50	0.17	0.67	(0.50)	(0.11)	(0.61)	11.35	6.00	235,902	0.72	4.30	0.87	52.53
Year Ended July 31, 2002	10.96	0.56	0.33	0.89	(0.56)	—	(0.56)	11.29	8.38	222,500	0.71	5.11	0.88	71.59

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.11	$0.20	$0.05	$0.25	$(0.20)	$(0.01)	$(0.21)	$10.15	2.48%	$6,020	0.94%	3.90%	1.24%	6.49%
Year Ended July 31, 2006	10.52	0.40	(0.28)	0.12	(0.40)	(0.13)	(0.53)	10.11	1.19	6,209	0.98	3.87	1.48	59.63	(f)
Year Ended July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65
Year Ended July 31, 2004	10.75	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.72	4.32	9,928	0.97	4.03	1.62	8.87
Year Ended July 31, 2003	10.86	0.43	(0.05)	0.38	(0.43)	(0.06)	(0.49)	10.75	3.54	11,829	0.96	3.93	1.61	1.24
Year Ended July 31, 2002	10.74	0.45	0.23	0.68	(0.45)	(0.11)	(0.56)	10.86	6.47	11,765	0.94	4.17	1.61	13.40
CLASS B
Period Ended January 31, 2007 (Unaudited)	$10.11	$0.16	$0.05	$0.21	$(0.16)	$(0.01)	$(0.17)	$10.15	2.09%	$1,361	1.69%	3.14%	1.84%	6.49%
Year Ended July 31, 2006	10.52	0.32	(0.28)	0.04	(0.32)	(0.13)	(0.45)	10.11	0.44	2,375	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65
Year Ended July 31, 2004	10.75	0.35	0.02	0.37	(0.35)	(0.05)	(0.40)	10.72	3.55	4,054	1.72	3.28	1.87	8.87
Year Ended July 31, 2003	10.85	0.35	(0.04)	0.31	(0.35)	(0.06)	(0.41)	10.75	2.86	4,643	1.71	3.18	1.86	1.24
Year Ended July 31, 2002	10.74	0.37	0.22	0.59	(0.37)	(0.11)	(0.48)	10.85	5.58	5,458	1.69	3.42	1.86	13.40
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.11	$0.16	$0.05	$0.21	$(0.16)	$(0.01)	$(0.17)	$10.15	2.09%	$11	1.69%	3.15%	1.84%	6.49%
Year Ended July 31, 2006	10.53	0.32	(0.29)	0.03	(0.32)	(0.13)	(0.45)	10.11	0.35	10	1.73	3.11	1.94	59.63	(f)
Year Ended July 31, 2005	10.72	0.33	(0.03)	0.30	(0.33)	(0.16)	(0.49)	10.53	2.83	10	1.74	3.09	1.90	8.65
Period Ended July 31, 2004*	10.72	0.09	—	0.09	(0.09)	—	(0.09)	10.72	0.82	10	1.74	3.22	1.89	8.87
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$10.15	$0.21	$0.05	$0.26	$(0.21)	$(0.01)	$(0.22)	$10.19	2.59%	$287,132	0.69%	4.13%	0.84%	6.49%
Year Ended July 31, 2006	10.57	0.42	(0.29)	0.13	(0.42)	(0.13)	(0.55)	10.15	1.34	287,126	0.73	4.09	0.94	59.63	(f)
Year Ended July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65
Year Ended July 31, 2004	10.79	0.47	0.02	0.49	(0.47)	(0.05)	(0.52)	10.76	4.59	343,890	0.72	4.28	0.87	8.87
Year Ended July 31, 2003	10.90	0.46	(0.05)	0.41	(0.46)	(0.06)	(0.52)	10.79	3.80	397,157	0.71	4.18	0.86	1.24
Year Ended July 31, 2002	10.78	0.47	0.23	0.70	(0.47)	(0.11)	(0.58)	10.90	6.73	445,733	0.69	4.42	0.86	13.40

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. The increase was attributable to cashflows into and out of the Fund as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — HIGH GRADE SHORT INTERMEDIATE FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$9.53	$0.21	$0.05	$0.26	$(0.21)	$—	$(0.21)	$9.58	2.74%	$1,026	0.78%	4.33%	1.23%	44.68%
Year Ended July 31, 2006	9.66	0.34	(0.13)	0.21	(0.34)	—	(0.34)	9.53	2.21	1,261	0.78	3.49	1.43	74.37
Year Ended July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	— (f)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32
Year Ended July 31, 2004	9.97	0.25	(0.13)	0.12	(0.25)	(0.04)	(0.29)	9.80	1.11	1,724	0.80	2.48	1.55	49.42
Year Ended July 31, 2003	10.06	0.31	0.02	0.33	(0.31)	(0.11)	(0.42)	9.97	3.28	5,327	0.80	2.93	1.55	17.50
Year Ended July 31, 2002	9.81	0.34	0.30	0.64	(0.34)	(0.05)	(0.39)	10.06	6.68	2,148	0.81	3.44	1.57	62.60
CLASS C
Period Ended January 31, 2007 (Unaudited)	$9.52	$0.17	$0.05	$0.22	$(0.17)	$—	$(0.17)	$9.57	2.35%	$530	1.53%	3.58%	1.83%	44.68%
Year Ended July 31, 2006	9.65	0.27	(0.13)	0.14	(0.27)	—	(0.27)	9.52	1.45	675	1.53	2.80	1.89	74.37
Year Ended July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	— (f)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32
Period Ended July 31, 2004*	9.84	0.04	(0.04)	—	(0.04)	—	(0.04)	9.80	0.04	10	1.55	1.75	1.82	49.42
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$9.55	$0.22	$0.05	$0.27	$(0.22)	$—	$(0.22)	$9.60	2.86%	$60,825	0.53%	4.57%	0.83%	44.68%
Year Ended July 31, 2006	9.68	0.36	(0.13)	0.23	(0.36)	—	(0.36)	9.55	2.46	60,257	0.53	3.74	0.89	74.37
Year Ended July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	— (f)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32
Year Ended July 31, 2004	9.99	0.27	(0.13)	0.14	(0.27)	(0.04)	(0.31)	9.82	1.38	81,346	0.55	2.73	0.81	49.42
Year Ended July 31, 2003	10.09	0.33	0.01	0.34	(0.33)	(0.11)	(0.44)	9.99	3.41	88,824	0.55	3.23	0.80	17.50
Year Ended July 31, 2002	9.83	0.37	0.31	0.68	(0.37)	(0.05)	(0.42)	10.09	7.03	62,156	0.56	3.69	0.82	62.60

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — TAX-FREE SHORT INTERMEDIATE SECURITIES FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.05	$0.16	$—	$0.16	$(0.16)	$—	$(0.16)	$10.05	1.56%	$2,471	0.99%	3.07%	1.24%	40.62%
Year Ended July 31, 2006	10.21	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.05	1.22	2,792	1.00	2.78	1.44	112.73	(f)
Year Ended July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31
Year Ended July 31, 2004	10.36	0.22	(0.06)	0.16	(0.22)	—	(0.22)	10.30	1.53	4,781	0.97	2.09	1.58	11.30
Year Ended July 31, 2003	10.39	0.25	0.02	0.27	(0.25)	(0.05)	(0.30)	10.36	2.62	2,322	0.97	2.40	1.58	6.01
Year Ended July 31, 2002	10.18	0.29	0.21	0.50	(0.29)	—	(0.29)	10.39	4.98	2,157	0.98	2.82	1.61	37.24
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.06	$0.12	$(0.01)	$0.11	$(0.12)	$—	$(0.12)	$10.05	1.07%	$10	1.74%	2.32%	1.84%	40.62%
Year Ended July 31, 2006	10.21	0.20	(0.15)	0.05	(0.20)	—	(0.20)	10.06	0.55	10	1.75	2.03	1.91	112.73	(f)
Year Ended July 31, 2005	10.31	0.16	(0.10)	0.06	(0.16)	—	(0.16)	10.21	0.54	10	1.75	1.52	1.87	28.31
Period Ended July 31, 2004*	10.32	0.04	(0.01)	0.03	(0.04)	—	(0.04)	10.31	0.26	10	1.72	1.41	1.83	11.30
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$10.11	$0.17	$(0.01)	$0.16	$(0.17)	$—	$(0.17)	$10.10	1.58%	$57,566	0.74%	3.30%	0.84%	40.62%
Year Ended July 31, 2006	10.27	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.11	1.47	62,816	0.75	3.03	0.91	112.73	(f)
Year Ended July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31
Year Ended July 31, 2004	10.41	0.24	(0.05)	0.19	(0.24)	—	(0.24)	10.36	1.87	67,606	0.72	2.34	0.83	11.30
Year Ended July 31, 2003	10.45	0.28	0.01	0.29	(0.28)	(0.05)	(0.33)	10.41	2.78	63,449	0.72	2.64	0.83	6.01
Year Ended July 31, 2002	10.23	0.32	0.22	0.54	(0.32)	—	(0.32)	10.45	5.33	49,599	0.73	3.06	0.86	37.24

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

See notes to financial statements.

PACIFIC CAPITAL FUNDS — U.S. GOVERNMENT SHORT FIXED INCOME FUND

Financial Highlights

(Selected data for a share of capital stock outstanding throughout the periods indicated)

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (a)(b)	Net Assets, End of Period (000’s)	Ratio of Expenses to Average Net Assets (c)	Ratio of Net Investment Income to Average Net Assets (c)	Ratio of Expenses to Average Net Assets (c)(d)	Portfolio Turnover (e)
CLASS A
Period Ended January 31, 2007 (Unaudited)	$10.04	$0.23	$0.02	$0.25	$(0.23)	$—		$(0.23)	$10.06	2.50%	$2,342	0.63%	4.51%	1.11%	44.57%
Year Ended July 31, 2006	10.04	0.32	—	0.32	(0.32)	—		(0.32)	10.04	3.27	2,355	0.63	3.03	1.36	88.38
Year Ended July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—		(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16
Year Ended July 31, 2004	10.24	0.18	(0.14)	0.04	(0.18)	—		(0.18)	10.10	0.36	8,743	0.62	1.74	1.43	111.13
Year Ended July 31, 2003	10.31	0.23	(0.06)	0.17	(0.23)	(0.01)		(0.24)	10.24	1.67	12,787	0.62	2.23	1.42	17.41
Year Ended July 31, 2002	10.20	0.30	0.11	0.41	(0.30)	—	(f)	(0.30)	10.31	4.10	14,116	0.62	2.93	1.42	26.15
CLASS B
Period Ended January 31, 2007 (Unaudited)	$10.04	$0.19	$0.02	$0.21	$(0.19)	$—		$(0.19)	$10.06	2.11%	$1,079	1.38%	3.75%	1.71%	44.57%
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—		(0.25)	10.04	2.50	1,238	1.38	2.44	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—		(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16
Year Ended July 31, 2004	10.24	0.10	(0.14)	(0.04)	(0.10)	—		(0.10)	10.10	(0.38)	1,965	1.37	0.99	1.68	111.13
Year Ended July 31, 2003	10.31	0.15	(0.06)	0.09	(0.15)	(0.01)		(0.16)	10.24	0.91	1,994	1.37	1.46	1.67	17.41
Year Ended July 31, 2002	10.21	0.22	0.10	0.32	(0.22)	—	(f)	(0.22)	10.31	3.22	1,403	1.37	2.14	1.67	26.15
CLASS C
Period Ended January 31, 2007 (Unaudited)	$10.04	$0.19	$0.02	$0.21	$(0.19)	$—		$(0.19)	$10.06	2.11%	$1,433	1.38%	3.76%	1.71%	44.57%
Year Ended July 31, 2006	10.04	0.25	—	0.25	(0.25)	—		(0.25)	10.04	2.50	1,514	1.38	2.45	1.77	88.38
Year Ended July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—		(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16
Period Ended July 31, 2004*	10.15	0.02	(0.05)	(0.03)	(0.02)	—		(0.02)	10.10	(0.26)	10	1.37	0.85	1.58	111.13
CLASS Y
Period Ended January 31, 2007 (Unaudited)	$10.04	$0.24	$0.02	$0.26	$(0.24)	$—		$(0.24)	$10.06	2.63%	$83,842	0.38%	4.75%	0.71%	44.57%
Year Ended July 31, 2006	10.05	0.35	(0.01)	0.34	(0.35)	—		(0.35)	10.04	3.42	96,102	0.38	3.43	0.77	88.38
Year Ended July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—		(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16
Year Ended July 31, 2004	10.25	0.20	(0.14)	0.06	(0.20)	—		(0.20)	10.11	0.61	215,124	0.37	1.99	0.68	111.13
Year Ended July 31, 2003	10.32	0.26	(0.06)	0.20	(0.26)	(0.01)		(0.27)	10.25	1.92	240,916	0.37	2.47	0.67	17.41
Year Ended July 31, 2002	10.21	0.33	0.11	0.44	(0.33)	—	(f)	(0.33)	10.32	4.35	185,806	0.37	3.16	0.67	26.15

*	For the period from April 30, 2004 (commencement of operations) to July 31, 2004.
(a)	Excludes sales charge and/or redemption fees, if applicable.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.
(e)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)	Less than $0.005 per share.

See notes to financial statements.

PACIFIC CAPITAL FUNDS

Trustees and Officers

January 31, 2007

(Unaudited)

Interested Trustees.    The table below sets forth certain information about each of the Trustees of the Trust who are “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Peter S. Ho* 130 Merchant Street, 22nd Floor Honolulu, Hawaii 96813 Age: 41	Trustee	Indefinite; Since 5/04	Vice Chairman and Chief Banking Officer, Bank of Hawaii—Commercial Banking (since 2006) and Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii—Commercial Group (2003-2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii—Corporate Banking (1996-2003).	12	Member of the Board of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, the Hawaii Foodbank, Hawaii Dental Service, Special Olympics of Hawaii, Oceanic Institute, Hawaii Pacific University, Hanahau’oli School, Frederic Duclos Barstow Foundation, Historic Hawaii Foundation, Hawaii Community Foundation, McInerny Foundation, Nature Conservancy of Hawaii.

*	Mr. Ho is an “interested person” of the Trust, as identified by the 1940 Act, because of his employment with the Bank of Hawaii.

Independent Trustees.    The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 70	Trustee	Indefinite; Since 10/92	Trustee of The King Williams Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2001-2005); Corporate Vice President, Hawaii Area Waste Management (2001-2005); Trustee, President and Chief Executive Officer, The Chamber of Commerce of Hawaii (1996-2001).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, LLC, WESTYE Group – West (Hawaii), Inc.; Member of the Board of the following non-profit organizations: Chaminade University of Honolulu, Nature Conservancy of Hawaii, PBS Hawaii Foundation, Heald College, East West Center Foundation.

Richard L. Humphreys 970 N Kalaheo Avenue, Suite C110 Kailua, Hawaii 96734 Age: 63	Trustee	Indefinite; Since 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Member of the Board of: Pantheon Corporation, The Castle Group, Inc., and other charitable and civic organizations.

PACIFIC CAPITAL FUNDS

Trustees and Officers, Continued

January 31, 2007

(Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustee
Russell K. Okata 888 Mililani Street, Suite 601 Honolulu, Hawaii 96813 Age: 63	Trustee and (Since 3/05) Chairman	Indefinite; Since 10/92	Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (since 1981); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (since 1981).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Chairman of the Royal State Group (since 1988); Member of the Board of: Blood Bank of Hawaii, Public Schools of Hawaii Foundation, and other community organizations.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 75	Trustee	Indefinite; Since 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Trustee of The Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 711 Kapiolani Boulevard, Suite 1250 Honolulu, Hawaii 96813 Age: 75	Trustee	Indefinite; Since 10/92	Trustee, Office of Hawaiian Affairs (since 2000); Director, Hawaiian Electric Industries, Inc. (public utility holding company) (1993-2004).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Director of Grace Pacific Corp.; Director of ACE Trucking, Inc.; Member of Advisory Board of Hawaiian Telecom Communications, Inc.; former Trustee of the Bernice Pauahi Bishop Estate (operation of school for children of Hawaiian ancestry) (1990-1999); Board member of various housing and real estate associations and community organizations.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling (800) 258-9232.

PACIFIC CAPITAL FUNDS

Trustees and Officers, Continued

January 31, 2007

(Unaudited)

Officers.    The table below sets forth certain information about each of the Trust’s officers.

Name, Address and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years*
Robert I. Crowell 130 Merchant Street Suite 240 Honolulu, Hawaii 96813 Age: 59	President	Indefinite; Since 7/06	Executive Vice President, Bank of Hawaii (since 2002); Senior Vice President, Bank of Hawaii (1993-2002).

Jennifer Lam 130 Merchant Street Suite 240 Honolulu, Hawaii 96813 Age: 30	Senior Vice President	Indefinite; Since 9/05	Vice President, Bank of Hawaii (since 2005); Investment Analyst, International Finance Corporation, World Bank Group (2002-2005); Investment Banking Analyst, Credit Suisse First Boston (2000-2002).

George Stevens 3435 Stelzer Road Columbus, Ohio 43219 Age: 56	Chief Compliance Officer	Indefinite; Since 2/06	Vice President, CCO Services of BISYS Fund Services (since 1996).

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 38	Treasurer	Indefinite; Since 9/05	Vice President, Fund Administration of BISYS Fund Services (since 1993).

Kinga Kapuscinski 100 Summer Street, Suite 1500 Boston, Massachusetts 02110 Age: 34	Secretary	Indefinite; Since 9/06	Counsel, BISYS Fund Services, Inc. (since 2004); Associate, Goodwin Procter LLP (2001-2004); Federal Law Clerk, U.S. District Court for the District of Massachusetts (1999-2001).

*	Each officer may have served in various other capacities for the same organization during the length of time served.

PACIFIC CAPITAL FUNDS

Board Determinations

January 31, 2007

(Unaudited)

Investment Advisory and Sub-Advisory Agreements Approvals

During the period from August 2006 through January 2007, the Board of Trustees took a variety of actions in connection with the Trust’s Advisory Agreement with the Adviser and the Sub-Advisory Agreements among the Trust, the Adviser and the Funds’ Sub-Advisers (each a “Sub-Advisory Agreement”). In September 2006 the Board approved renewal of the Advisory Agreement and the Sub-Advisory Agreements with Hansberger Global Investors, Inc. (“Hansberger”) and Nicholas-Applegate Capital Management (“NACM”), each for an additional one-year term. In December 2006 the Board approved new Sub-Advisory Agreements with Hansberger and Chicago Equity Partners (“CEP”) for new two-year terms when each of those Sub-Advisers informed the Board that it had entered into a business transaction that would result in a change of its control. Under the Investment Company Act of 1940, as amended (the “1940 Act”), such a change in control would automatically terminate its Sub-Advisory Agreement. The renewals and new agreements were approved following the recommendation of the Trust’s Independent Trustees. The information, material facts and conclusions that formed the basis for the Independent Trustees’ recommendations and the Board’s subsequent approvals are described below.

During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by the Adviser and the Sub-Advisers. In determining whether to renew the Advisory Agreement and existing Sub-Advisory Agreements and to approve new Sub-Advisory Agreements, the Independent Trustees also evaluated information provided by the Adviser and the Sub-Advisers in accordance with section 15(c) of the 1940 Act. The Board considered among other things various data and information regarding (i) the nature, extent and quality of services to be provided to the Funds and their shareholders by the Adviser and the respective Sub-Advisers; (ii) the investment performance of the Funds; (iii) the costs of services to be provided and profits to be realized by the Adviser and Sub-Advisers and their affiliates from their relationships with the relevant Funds; (iv) the extent to which economies of scale would be realized by the Adviser and Sub-Advisers as the Funds’ assets grow; and (v) whether fee levels reflect any such economies of scale for the benefit of the Funds’ shareholders.

The Independent Trustees received assistance and advice regarding legal and industry standards from their independent counsel. They discussed the renewals and approvals with management representatives and in private sessions with independent legal counsel at which no representatives of management were present. In deciding to recommend renewal of the Advisory Agreement, renewals of existing Sub-Advisory Agreements, and approvals of new Sub-Advisory Agreements, the Independent Trustees and the Board did not identify any single or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Independent Trustees and the Board.

Based on their reviews, including consideration of each of the factors referred to above, the Board (including all of the Independent Trustees) determined in each case, in the exercise of their business judgment, that the relevant advisory and sub-advisory fees of the Funds were fair, and that renewing the existing Advisory Agreement and Sub-Advisory Agreements and entering into new Sub-Advisory Agreements was in the best interest of the Funds’ shareholders.

Asset Management Group of Bank of Hawaii

The Adviser provides investment management services to most of the Funds and oversight and monitoring services to the four Funds managed by the Sub-Advisers. In September 2006 the Board approved renewal of the Trust’s Advisory Agreement with the Adviser for an additional one-year term through September 2007.

In considering renewal of the Advisory Agreement, the Board examined among other things the ability of the Adviser and the investment professionals it employs to continue to provide high quality investment management and supervision services to the Funds; the investment philosophy and decision-making processes of those professionals; the capability and

Continued

PACIFIC CAPITAL FUNDS

Board Determinations, Continued

January 31, 2007

(Unaudited)

integrity of the Adviser’s senior management and staff; the quality of the Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Funds; and the Adviser’s business reputation, financial condition and operational stability. In that connection, the Board considered not only the Adviser’s ability to manage the investments of the Funds for which it has direct portfolio management responsibility, but also its ability to monitor and evaluate the investment management activities of various Sub-Advisers of the Funds for which they have portfolio management authority.

In evaluating the quality of the services provided by the Adviser to the Funds, the Board reviewed the investment performance of each Fund over the one-year, three-year, five-year, and ten-year periods (or since inception periods, as applicable) ended July 31, 2006 (the “Performance Periods”), and compared this information with the total returns of the Fund’s applicable benchmark index and a peer group of comparable funds selected by Lipper Inc. In evaluating the performance of the fixed income Funds (all of which are managed directly by the Adviser), the Board noted that, in many cases, the fixed income Funds had performed above or near the top 50% of their respective peer groups for the Performance Periods, although the performance returns of the fixed income Funds relative to their respective benchmarks were less favorable for some of those periods. The Board observed that the fixed income Funds generally held higher quality debt instruments than the other funds in their respective peer groups.

In evaluating the performance of the equity Funds managed directly by Adviser (the Growth Stock, Growth and Income and Value Funds), the Board noted that for most of the Performance Periods those Funds underperformed their respective benchmarks and (except for the Value Fund during the one- and three-year periods) were below the 50th percentile of their respective Lipper peer groups. The Board considered, however, that the Adviser had instituted positive changes to address the performance of the Growth Stock Fund and the Growth and Income Fund, including adjusting the risk exposures of these Funds to align them closer to their respective benchmarks. In evaluating the performance of the New Asia Growth Fund, managed by First State Investments International Limited (“First State”) as sub-adviser (subject to the Adviser’s monitoring and oversight), the Board noted that the Fund performed at or near its benchmark for the one-year and three-year periods and in the top 35% of its Lipper peer group for the ten-year period. The Board further noted although the New Asia Growth Fund’s returns during the one-year, three-year, and five-year periods were below the 50th percentile of its Lipper peer group, the Fund had double-digit returns for each of those periods; that in accordance with the expectations of the Fund’s shareholders First State applies a more conservative investment style which focuses on fundamentals; and that although such a style tended to focus on companies that were not favored by the market during the past few years, the market had recently begun rewarding companies with strong fundamentals and the Fund had performed in the top decile of its peer group during the three months ended July 31, 2006. The Board’s evaluations of the performance of the equity Funds managed by Hansberger, NACM and CEP are described below.

The Board also reviewed the advisory fees paid to the Adviser, the total advisory and sub-advisory fees, and the total expenses of each Fund (as a percentage of the Fund’s average net assets) for the twelve months ended July 31, 2006, and compared those amounts to the fees and expenses of the Fund’s respective peer groups for that period. The Board noted that the total advisory and sub-advisory fees for most of the Funds were relatively close to or less than the median fees for their respective peer groups (except for the New Asia Growth, Small Cap, Growth and Income and Value Funds), and that the total fees and expenses for the Funds were generally within 20 basis points of the median fees and expenses paid by the comparable funds (with the same exceptions). In considering these fees in light of the Funds’ investment performance, the Board concluded among other things that its recently constituted Investment Oversight Committee, comprised of Independent Trustees, would continue to closely monitor the performance of the equity Funds during the ensuing year.

In addition, the Board reviewed information regarding the advisory fees paid by other institutional clients of the Adviser, its estimated costs of providing services to the Funds, and its estimated profits as a result of its advisory services to the Funds. They considered information regarding the manner in which the Adviser’s portfolio management personnel are

Continued

PACIFIC CAPITAL FUNDS

Board Determinations, Continued

January 31, 2007

(Unaudited)

compensated. The Board noted that although the Adviser’s fee schedules do not have breakpoints and thus would not reflect economies of scale, if any, all Funds (except the New Asia Growth, Growth Stock, Growth and Income and Value Funds) were subject to voluntary fee waivers by the Adviser, and the Funds managed directly by the Adviser had not experienced substantial growth over the past two years. The Board noted that the Adviser and its affiliates also received other benefits from managing the Funds, including fees to Bank of Hawaii for administration services provided to the Funds, the benefits of research provided by broker-dealers in exchange for portfolio transactions executed on behalf of the Funds, and the benefit to Bank of Hawaii of the ability to offer shares of the Funds as investments for the portfolios of customers of its Trust Department.

Nicholas-Applegate Capital Management

NACM is the Sub-Adviser for a portion of the Small Cap Fund. In September 2006 the Board approved renewal of the Sub-Advisory Agreement among the Trust, the Adviser and NACM for an additional one-year term through September 2007.

In reviewing the nature, extent and quality of the services to be provided by NACM, the Board considered, among other things, the quality and depth of the investment professionals currently providing services to the Small Cap Fund; the investment philosophy and decision-making processes of those professionals; the capability and integrity of NACM’s senior management and staff; the quality of NACM’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; and the business reputation, financial condition and operational stability of NACM. The Board noted that despite changes in NACM’s investment personnel in early 2006, including the departure of the head of the team managing the “systematic small cap” portion of the Fund’s portfolio, NACM had fully reconstituted its investment team within an acceptable time-frame without adverse impacts on its performance.

In evaluating the performance of the Small Cap Fund, the Board noted that the Fund had significantly outperformed its benchmark and Lipper peer group for the one-year, three-year and five-year periods ended July 31, 2006 and the period from its inception to July 31, 2006. The Board considered that the Small Cap Fund was receiving comparatively favorable sub-advisory fees compared to the advisory fees paid by NACM’s other institutional clients. They further considered NACM’s estimated costs of providing services to the Fund, and its estimated profits as a result of its sub-advisory services to the Fund. The Board also noted that NACM’s fee schedule includes breakpoints and, as a result, fees paid by the Fund would appropriately reflect economies of scale, if any, attained by NACM as Fund assets under management increase. The Board further noted that NACM does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from the brokers executing transactions on behalf of its clients and the ability to refer to its sub-advisory relationship with the Fund.

Hansberger Global Investors, Inc.

Hansberger is the Sub-Adviser for the International Stock Fund. In September 2006 the Board approved renewal of the Sub-Advisory Agreement among the Trust, the Adviser and Hansberger for an additional one-year term through September 2007. The Board was subsequently notified that IXIS Asset Management US Group, L.P. (“IAMG”) was expected to acquire a controlling interest in Hansberger’s parent, Hansberger Group, Inc. (the “Hansberger Transaction”), and that the Hansberger Transaction would result in a “change in control” of Hansberger and, as a result, terminate the current Sub-Advisory Agreement under the 1940 Act. In December 2006 the Board, after reconsidering the information reviewed three months earlier and updated information from Hansberger, approved a new Sub-Advisory Agreement among the same parties commencing in March 2007 for a two-year term through March 2009, subject to approval of the shareholders of the International Stock Fund as required by the 1940 Act.

Continued

PACIFIC CAPITAL FUNDS

Board Determinations, Continued

January 31, 2007

(Unaudited)

In reviewing the nature, extent and quality of the services to be provided by Hansberger, the Board considered, among other things, the quality and depth of the investment professionals currently providing services to the International Stock Fund; the investment philosophy and decision-making processes of those professionals; the capability and integrity of Hansberger’s senior management and staff; the quality of Hansberger’s services with respect to regulatory compliance and compliance with the investment policies of the International Stock Fund; and the business reputation, financial condition and operational stability of Hansberger.

In considering the impacts of the Hansberger Transaction, the Board noted that IAMG is a multi-manager holding company of a number of investment management firms that provides considerable autonomy to the management of those firms; that no changes were planned to Hansberger’s portfolio management team or investment approach upon completion of the Hansberger Transaction; and that the rate of compensation under the new Sub-Advisory Agreement would be the same as the rate under the prior Sub-Advisory Agreement. The Board concluded that the Hansberger Transaction would not adversely impact the International Stock Fund.

In evaluating the performance of the International Stock Fund, the Board considered that Hansberger has been Sub-Adviser to the Fund for only two years, and the Fund’s long-term performance could not be attributed to Hansberger. The Board noted that the Fund had underperformed its benchmark index and Lipper peer group since Hansberger began providing sub-advisory services to the Fund in June 2004, but noted that the Fund had double-digit returns for the one-year period. The Board also took into account Hansberger’s management style of holding portfolio investments for longer periods than average with a capital appreciation/preservation focus and that the Fund’s performance should be considered in light of the desire of the Fund’s shareholders for a relatively conservative investing style. The Board also considered Hansberger’s solid long-term track record, noting that its management style has outperformed peers on an average basis over time, and that this style was rewarded in recent quarters as the Fund’s performance improved.

The Board reviewed information regarding the advisory fees paid by other institutional clients of Hansberger and noted that the fee was reasonable as it was within the range of fees paid by Hansberger’s other institutional clients and within 0.15% of the fee paid by another mutual fund for which Hansberger acts as sub-adviser, and as the total advisory and sub-advisory fees paid by the Fund were within 0.10% of the median fees paid by the other funds in its peer group selected by Lipper Inc. They further considered Hansberger’s estimated costs of providing services to the Fund, and its estimated profits as a result of its sub-advisory services to the Fund. The Board also noted that Hansberger’s fee schedule includes breakpoints and, as a result, fees paid by the Fund would appropriately reflect economies of scale, if any, attained by Hansberger as Fund assets under management increase. The Board further noted that Hansberger does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of research received from the brokers executing transactions on behalf of its clients and the ability to refer to its sub-advisory relationship with the Fund.

Chicago Equity Partners, LLC

CEP is the Sub-Adviser for the Mid-Cap Fund. The Board initially approved a Sub-Advisory Agreement among the Trust, the Adviser and CEP in June 2006 for a two-year term through October 2008, subject to approval of the Fund’s shareholders (which was obtained in September 2006), upon the impending dissolution of the Mid-Cap Fund’s previous sub-adviser Bankoh Investment Partners, LLC (a joint venture between CEP and Bank of Hawaii). The Board was subsequently notified that Affiliated Managers Group, Inc. (“Affiliated”) was expected to acquire a majority equity interest in CEP (the “CEP Transaction”), and that the CEP Transaction would result in a “change in control” of CEP and, as a result, terminate the current Sub-Advisory Agreement under the 1940 Act. In December 2006 the Board, after reconsidering the information reviewed six months earlier and updated information from CEP, and considering the recent

Continued

PACIFIC CAPITAL FUNDS

Board Determinations, Concluded

January 31, 2007

(Unaudited)

approval of the current Sub-Advisory Agreement by the shareholders of the Fund, approved a new Sub-Advisory Agreement among the same parties commencing in December 2006 for a two-year term through December 2008, subject to approval of the shareholders of the Mid-Cap Fund as required by the 1940 Act.

In reviewing the nature, extent and quality of the services to be provided by CEP, the Board considered, among other things, the quality and depth of the investment professionals having principal investment responsibility for the Mid-Cap Fund’s investments; the long-term track record and the investment philosophy and decision-making processes of those professionals; the capability and integrity of CEP’s senior management and staff; the quality of CEP’s services with respect to regulatory compliance and compliance with the investment policies of the Mid-Cap Fund; and the business reputation, financial condition and operational stability of CEP.

In considering the impacts of the CEP Transaction, the Board noted that no changes were planned to CEP’s portfolio management team or investment approach upon completion of the CEP Transaction; that the rate of compensation under the new Sub-Advisory Agreement would be the same as the rate under the prior Sub-Advisory Agreement; that the CEP Transaction would provide a stable and permanent source of capital for CEP while allowing CEP to maintain full investment discretion and day-to-day operational autonomy regarding most aspects of its current business; and that, as a result of the CEP Transaction, CEP’s partners had made long-term employment commitments to CEP and Affiliated. The Board concluded that the CEP Transaction would not adversely impact the Mid-Cap Fund.

In evaluating the performance of the Mid-Cap Fund, the Board noted that although performance of the Fund had lagged its benchmark in recent periods, the Fund had outperformed its benchmark and Lipper peer group since the Fund’s inception, as well as CEP’s discipline and consistency over time in applying its investment style in managing the Mid-Cap Fund’s portfolio.

The Board reviewed information regarding the advisory fees paid by other institutional clients of CEP and noted that the Mid-Cap Fund was receiving a comparatively favorable sub-advisory fee, as its fee represented a significant discount from CEP’s published fee schedule. The Board also noted that CEP’s fee was below CEP’s lowest breakpoint for other institutional clients and thus reflected the economies of scale of its overall investment management business, if any. They further considered CEP’s estimated costs of providing services to the Fund, and its estimated profits as a result of its sub-advisory services to the Fund. The Board further noted that CEP does not receive significant ancillary benefits as a result of its relationship with the Fund, other than the benefit of bundled research of the type normally provided by executing brokers executing transactions on behalf of its clients and the ability to refer to its sub-advisory relationship with the Fund.

PACIFIC CAPITAL FUNDS

Additional Information

January 31, 2007

(Unaudited)

Expense Examples

As a shareholder of the Pacific Capital Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees, 12b-1 distribution and/or service fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Pacific Capital Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2006 through January 31, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expense Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period** 8/1/06 - 1/31/07
New Asia Growth Fund	Class A	$1,000.00	$1,217.30	$9.11	1.63%
	Class B	1,000.00	1,212.90	13.27	2.38
	Class C	1,000.00	1,213.10	13.28	2.38
	Class Y	1,000.00	1,219.10	7.72	1.38

International Stock Fund	Class A	1,000.00	1,146.20	7.41	1.37
	Class B	1,000.00	1,141.90	11.45	2.12
	Class C	1,000.00	1,140.00	11.44	2.12
	Class Y	1,000.00	1,146.20	6.06	1.12

Small Cap Fund	Class A	1,000.00	1,147.40	8.44	1.56
	Class B	1,000.00	1,143.40	12.48	2.31
	Class C	1,000.00	1,143.30	12.48	2.31
	Class Y	1,000.00	1,148.70	7.09	1.31

Mid-Cap Fund	Class A	1,000.00	1,131.60	5.64	1.05
	Class C	1,000.00	1,127.10	9.65	1.80
	Class Y	1,000.00	1,133.40	4.30	0.80

Growth Stock Fund	Class A	1,000.00	1,137.20	7.38	1.37
	Class B	1,000.00	1,133.30	11.40	2.12
	Class C	1,000.00	1,133.20	11.40	2.12
	Class Y	1,000.00	1,139.00	6.04	1.12

Growth and Income Fund	Class A	1,000.00	1,125.80	7.13	1.33
	Class B	1,000.00	1,122.00	11.13	2.08
	Class C	1,000.00	1,121.30	11.12	2.08
	Class Y	1,000.00	1,127.50	5.79	1.08

Continued

PACIFIC CAPITAL FUNDS

Additional Information, Continued

January 31, 2007

(Unaudited)

		Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expense Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period** 8/1/06 - 1/31/07
Value Fund	Class A	$1,000.00	$1,130.80	$6.98	1.30%
	Class B	1,000.00	1,125.60	10.98	2.05
	Class C	1,000.00	1,125.20	10.98	2.05
	Class Y	1,000.00	1,131.70	5.64	1.05

High Grade Core Fixed Income Fund	Class A	1,000.00	1,032.50	4.82	0.94
	Class B	1,000.00	1,027.70	8.64	1.69
	Class C	1,000.00	1,027.70	8.64	1.69
	Class Y	1,000.00	1,033.60	3.54	0.69

Tax-Free Securities Fund	Class A	1,000.00	1,024.80	4.80	0.94
	Class B	1,000.00	1,020.90	8.61	1.69
	Class C	1,000.00	1,020.90	8.61	1.69
	Class Y	1,000.00	1,025.90	3.52	0.69

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,027.40	3.99	0.78
	Class C	1,000.00	1,023.50	7.80	1.53
	Class Y	1,000.00	1,028.60	2.71	0.53

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,015.60	5.03	0.99
	Class C	1,000.00	1,010.70	8.82	1.74
	Class Y	1,000.00	1,015.80	3.76	0.74

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,025.00	3.22	0.63
	Class B	1,000.00	1,021.10	7.03	1.38
	Class C	1,000.00	1,021.10	7.03	1.38
	Class Y	1,000.00	1,026.30	1.94	0.38

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Continued

PACIFIC CAPITAL FUNDS

Additional Information, Continued

January 31, 2007

(Unaudited)

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on each Pacific Capital Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expense Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period** 8/1/06 - 1/31/07
New Asia Growth Fund	Class A	$1,000.00	$1,016.99	$8.29	1.63%
	Class B	1,000.00	1,013.21	12.08	2.38
	Class C	1,000.00	1,013.21	12.08	2.38
	Class Y	1,000.00	1,018.25	7.02	1.38

International Stock Fund	Class A	1,000.00	1,018.30	6.97	1.37
	Class B	1,000.00	1,014.52	10.76	2.12
	Class C	1,000.00	1,014.52	10.76	2.12
	Class Y	1,000.00	1,019.56	5.70	1.12

Small Cap Fund	Class A	1,000.00	1,017.34	7.93	1.56
	Class B	1,000.00	1,013.56	11.72	2.31
	Class C	1,000.00	1,013.56	11.72	2.31
	Class Y	1,000.00	1,018.60	6.67	1.31

Mid-Cap Fund	Class A	1,000.00	1,019.91	5.35	1.05
	Class C	1,000.00	1,016.13	9.15	1.80
	Class Y	1,000.00	1,021.17	4.08	0.80

Growth Stock Fund	Class A	1,000.00	1,018.30	6.97	1.37
	Class B	1,000.00	1,014.52	10.76	2.12
	Class C	1,000.00	1,014.52	10.76	2.12
	Class Y	1,000.00	1,019.56	5.70	1.12

Growth and Income Fund	Class A	1,000.00	1,018.50	6.77	1.33
	Class B	1,000.00	1,014.72	10.56	2.08
	Class C	1,000.00	1,014.72	10.56	2.08
	Class Y	1,000.00	1,019.76	5.50	1.08

Value Fund	Class A	1,000.00	1,018.65	6.61	1.30
	Class B	1,000.00	1,014.87	10.41	2.05
	Class C	1,000.00	1,014.87	10.41	2.05
	Class Y	1,000.00	1,019.91	5.35	1.05

Continued

PACIFIC CAPITAL FUNDS

Additional Information, Concluded

January 31, 2007

(Unaudited)

		Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expense Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period** 8/1/06 - 1/31/07
High Grade Core Fixed Income Fund	Class A	$1,000.00	$1,020.47	$4.79	0.94%
	Class B	1,000.00	1,016.69	8.59	1.69
	Class C	1,000.00	1,016.69	8.59	1.69
	Class Y	1,000.00	1,021.73	3.52	0.69

Tax-Free Securities Fund	Class A	1,000.00	1,020.47	4.79	0.94
	Class B	1,000.00	1,016.69	8.59	1.69
	Class C	1,000.00	1,016.69	8.59	1.69
	Class Y	1,000.00	1,021.73	3.52	0.69

High Grade Short Intermediate Fixed Income Fund	Class A	1,000.00	1,021.27	3.97	0.78
	Class C	1,000.00	1,017.49	7.78	1.53
	Class Y	1,000.00	1,022.53	2.70	0.53

Tax-Free Short Intermediate Securities Fund	Class A	1,000.00	1,020.21	5.04	0.99
	Class C	1,000.00	1,016.43	8.84	1.74
	Class Y	1,000.00	1,021.48	3.77	0.74

U.S. Government Short Fixed Income Fund	Class A	1,000.00	1,022.03	3.21	0.63
	Class B	1,000.00	1,018.25	7.02	1.38
	Class C	1,000.00	1,018.25	7.02	1.38
	Class Y	1,000.00	1,023.29	1.94	0.38

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Proxy Voting

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-258-9232. The information also is included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds’ website at www.pacificcapitalfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Portfolio Holdings Information

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission’s website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

INVESTMENT ADVISER

Asset management Group of Bank of Hawaii

111 South King Street

Honolulu, HI 96813

SUB-ADVISERS

First State Investments International Limite

23 St. Anrew Square

Einburgh

EH2 1BB

Hansberger Global Investors, Inc.

515 East Las Olas Blvd.

Fort Lauderdale, FL 33301

Nicholas-Applegate Capital Management

600 West Broadway

San Diego, CA 92102

Wellington Management Company, LLP

75 State Street Boston, MA 02109

Chicago Equity Partners, LLC

180 N. Lasalle Street, Suite 3800

Chicago, IL 60601

DISTRIBUTOR

BISYS Fund Services Limited Partnership

3435 Stelzer Road Columbus, OH 43219

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, CA 90071

REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

ADMINISTRATOR

Bank of Hawaii

130 Merchant Street, 12th Floor

Honolulu, HI 96813

SUB-ADMINISTRATOR AND TRANSFER AGENT

BISYS FUND Services Ohio, Inc.

3435 Stelzer Road

Columbus, OH 43219

To view Proxy Voting Records please visit the Pacific Capital Funds web site at www.pacificcapitalfunds.com.

This material is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus. An investor should consider the funds’ investment objectives, risk, and charges and expenses carefully before investing or sending money. This and other important information about an investment company can be found in the fund prospectus. To obtain a prospectus, please call 800.258.9232. Please read the prospectus carefully before investing.

BISYS Fund Services Limited Partnership, Distributor.

MUTUAL FUNDS: ARE NOT FDIC INSURED    ♦     HAVE NO BANK GUARANTEE    ♦    MAY LOSE VALUE

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pacific Capital Funds

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date 4/4/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert I. Crowell
Robert I. Crowell, President

Date 4/4/07

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 4/4/07